1933 Act File No. 33-45973
                                                      1940 Act File No. 811-6576

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No. _19_ ......................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.  20  .....................................         X

                             BT PYRAMID MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

Jay S. Neuman, Esquire              Copies to:  Burton M. Leibert, Esq.
Federated Investors Tower                       Willkie Farr & Gallagher
Pittsburgh, Pennsylvania 15222-3779             One Citicorp Center
(Name and Address of Agent for Service)         153 East 53rd Street
                                                New York, New York 10022


It is proposed that this filing will become effective
(check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) [ ] on pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on
(date) pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Short/Intermediate U.S. Government Securities Portfolio and BT Investment Portfolios have also executed this Registration Statement.

                              CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of BT PYRAMID MUTUAL FUNDS, which is comprised of six Funds, relates only to the BT Investment Limited Term U.S. Government Securities Fund, the BT Investment Equity Appreciation Fund and the BT Preservation Plus Fund, which are comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................Cover Page.
Item 2.     Synopsis......................Summary of Fund Expenses.
Item 3.     Condensed Financial
             Information..................Performance Information and Reports.
Item 4.     General Description of
             Registrant...................The Fund; Who May Invest; Investment Objective and Policies; Special
                                         Information Concerning the
                                          Master-Feeder Fund Structure; Risk Factors: Matching the Fund to Your Investment Needs.
Item 5.     Management of the Fund........Management of the Trust and the Portfolio;
Item 6.     Capital Stock and Other
             Securities...................Net Asset Value; Dividends, Distributions and Taxes.
Item 7.     Purchase of Securities Being
             Offered                      Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase      Purchase and Redemption of Shares
Item 9.     Legal Proceedings             None.





PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................Cover Page.
Item 11.    Table of Contents.............Table of Contents.
Item 12.    General Information and
             History                      Organization of the Trust.
Item 13.    Investment Objectives and
             Policies                     Investment Objective, and Policies
Item 14.    Management of the Fund........Management of the Trust and Portfolio.
Item 15.    Control Persons and Principal
             Holders of Securities        Trustee Compensation Table.
Item 16.    Investment Advisory and Other
             Services                     Investment Adviser; Administrator.
Item 17.    Brokerage Allocation..........Portfolio Transactions and Brokerage Commissions.
Item 18.    Capital Stock and Other
             Securities                   Not Applicable.
Item 19.    Purchase, Redemption and
             Pricing of Securities Being
             Offered......................Valuation of Securities; Redemptions and Purchases in Kind.
Item 20.    Tax Status....................Taxation.
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculation of Performance
             Data                         Performance Information.
Item 23.    Financial Statements..........Incorporated herein by reference to the Annual Report to shareholders of the
                                          Fund dated September, 1997 pursuant to Rule 411 under the Securities Act of 1933
                                         (File Nos. 33-45973 and 811-6576).







                  (BULLET)  BT PYRAMID MUTUAL FUNDS  (BULLET)

--------------------------------------------------------------------------------


                                 BT INVESTMENT
                          LIMITED TERM U.S. GOVERNMENT
                                SECURITIES FUND



Seeks high current income, through investment in short and intermediate term U.S. government securities, to the extent consistent with the preservation of capital.



                                   PROSPECTUS
--------------------------------------------------------------------------------
                                JANUARY 31, 1998


BT Pyramid Mutual Funds (the "Trust") is an open-end, management investment company (mutual fund) which consists of a number of separate investment funds.

Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the BT Investment Limited U.S. Government Securities Fund (the "Fund") that you should know and can refer to in deciding whether the Fund's goals match your own.


A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. You may request a free copy of the SAI by calling the Fund's Service Agent at 1-800-730-1313. This Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets ("Assets") in the Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio"), a separate investment company with an identical investment objective. The investment performance of the Fund will correspond directly to the investment performance of the Portfolio. See "Special Information Concerning Master-Feeder Fund Structure" herein.


BANKERS TRUST COMPANY ("BANKERS TRUST") IS THE INVESTMENT ADVISER (THE "ADVISER") OF THE PORTFOLIO. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST OR ANY OTHER BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE U.S. GOVERNMENT, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            EDGEWOOD SERVICES, INC.
  Clearing Operations (Bullet) P.O. Box 897 (Bullet) Pittsburgh, Pennsylvania
                              (Bullet) 15230-0897

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                      PAGE
--------------------------------------------------------------------------------

The Fund.......................................................................3

Who May Want to Invest.........................................................3

Summary of Fund Expenses.......................................................4

Financial Highlights...........................................................5

Investment Objective and Policies..............................................6

Risk Factors: Matching the Fund to Your Investment Needs.......................8

Net Asset Value...............................................................10

Purchase and Redemption of Shares.............................................11

Dividends, Distributions and Taxes............................................15

Performance and Information Reports...........................................15

Management of the Trust and Portfolio.........................................16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


The Fund's investment objective is a high level of current income consistent with preservation of capital. The Trust seeks to achieve the investment objective of the Fund by investing all of the Assets of the Fund in the Short/Intermediate U.S. Government Securities Portfolio, which has the same investment objective as the Fund. The Portfolio invests 100% of its assets in U.S. Government Securities (as defined herein) including repurchase agreements secured by U.S. Government Securities.

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

The Fund is designed for conservative investors looking for a relatively stable, high quality investment.

The Fund offers investors a convenient means of participating in a managed, diversified pool of short-term and intermediate-term U.S. Government Securities while relieving those investors of the administrative burdens typically associated with purchasing and holding these instruments, such as coordinating maturities and reinvestments, providing for safekeeping and maintaining detailed records. The Fund's yield normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund.

--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


The following table provides (i) a summary of expenses relating to purchases and sales of the shares of the Fund and the annual operating expenses of the Fund and the expenses of the Portfolio, as a percentage of average net assets of the Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF THE FUND AND THE PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THAT FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF THAT FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE CORRESPONDING PORTFOLIO.

--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Fund)
 .........................................................................................................................
Investment advisory fee                                                                                         0.19%
12b-1 fees                                                                                                      None
Other expenses (after reimbursements or waivers)                                                                0.41%
 .........................................................................................................................
Total operating expenses (after reimbursements or waivers)                                                      0.60%
 .........................................................................................................................
EXAMPLE                                                                  1 year     3 Years     5 years     10 years
 .........................................................................................................................
An investor would pay the following expenses on a $1,000 investment, assuming: (1) 5% annual return and (2) redemption at the end of each
 time period                                                               $6         $19         $33            $75
--------------------------------------------------------------------------------




The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee. The expense table and the example reflect a voluntary undertaking by Bankers Trust to waive or reimburse expenses such that the total operating expenses will not exceed 0.60% of the Fund's average net assets annually. In the absence of this undertaking, for the fiscal year ended September 30, 1997, the Total Operating Expenses would have been 0.75% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.



The Fund is distributed by Edgewood Services, Inc. ("Edgewood," or the "Distributor") to investors including customers of Bankers Trust or to customers of another bank, or a dealer or other financial intermediary that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Service Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services, including transaction fees on purchases and redemptions of Fund shares. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.


For more information with respect to the expenses of the Fund and the Portfolio see "Management of the Trust and Portfolio" herein.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table shows the selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the Fund for each period indicated and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report which is incorporated by reference.

--------------------------------------------------------------------------------

                                                        FOR THE            FOR THE PERIOD            FOR THE YEARS ENDED
                                                       YEAR ENDED        JANUARY 1, 1996 TO             DECEMBER 31,
                                                   SEPTEMBER 30, 1997    SEPTEMBER 30, 1996*     1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period............           $9.80                 $9.96            $9.61     $10.06      $9.93
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.........................            0.53                  0.38             0.57       0.44       0.41
  Net Realized and Unrealized Gain (Loss) from
     Investment Transactions....................            0.06                 (0.14)            0.35      (0.45)      0.20
Total Income (Loss) from Investment Operations..            0.59                  0.24             0.92      (0.01)      0.61
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income.........................           (0.53)                (0.38)           (0.57)     (0.44)     (0.41)
  Net Realized Gain from Investment
  Transactions..................................              --                 (0.02)              --         --      (0.07)
Total Distributions.............................           (0.53)                (0.40)           (0.57)     (0.44)     (0.48)
NET ASSET VALUE, END OF PERIOD..................           $9.86                 $9.80            $9.96      $9.61     $10.06
TOTAL INVESTMENT RETURN.........................            6.22%                 2.50%            9.81%     (0.08)%     6.21%
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted)......         $57,106               $51,737          $29,870    $31,302     $3,462
  Ratios to Average Net Assets:
     Net Investment Income......................            5.44%                 5.22%**          5.81%      4.69%      4.35%
     Expenses, Including Expenses of the
       Short/Intermediate U.S. Government
       Securities Portfolio.....................            0.60%                 0.60%**          0.60%      0.60%      0.60%
     Decrease Reflected in Above Expense Ratio
       Due to Absorption of Expenses by Bankers
       Trust....................................            0.15%                 0.40%**          0.24%      0.34%      1.43%

--------------------------------------------------------------------------------
 * On February 9, 1996, the Board of Trustees approved the change of the Fund's fiscal year end from December 31 to September 30.
** Annualized.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated September 30, 1997, which can be obtained free of charge.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------


The Fund's investment objective is a high level of current income consistent with preservation of capital. The Fund offers investors a convenient means of participating in a managed, diversified pool of short-term and intermediate-term U.S. Government Securities while relieving those investors of the administrative burdens typically associated with purchasing and holding these instruments, such as coordinating maturities and reinvestments, providing for safekeeping and maintaining detailed records. The Fund's yield normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund.


The Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio, which has the same investment objective as the Fund. There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" herein.

SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

U.S. GOVERNMENT SECURITIES. The Portfolio seeks to achieve its objective by investing 100% of its assets in U.S. Government Securities, including repurchase agreements secured by U.S. Government Securities.

In selecting securities for the Portfolio, Bankers Trust attempts to maintain the Portfolio's overall sensitivity to interest rates in a range similar to that of short-term to intermediate-term government bonds and notes with weighted average maturities of two to five years. Because the Portfolio may invest in mortgage securities whose prices are less sensitive to interest rates than their relatively long maturities would suggest, the Portfolio's dollar-weighted average maturity may be longer than five years from time to time, but will not exceed seven years under normal conditions. The Portfolio may hold individual securities with remaining maturities of more than seven years as long as the Portfolio's dollar-weighted average maturity remains within the above limit. The remaining maturities of individual securities, excluding mortgage securities, will normally not exceed ten years.

"U.S. Government Securities" as used herein means securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. Government Securities have varying degrees of government backing. They may be backed by the credit of the government as a whole or only by the issuing agency. Securities issued by certain agencies are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. There is no assurance that the U.S. government will support the obligations of its agencies or instrumentalities if it is not required to do so by law. U.S. Treasury bonds, notes and bills, and some agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. The Fund itself, and its share price and yield, are not guaranteed by the U.S. government. For additional information on U.S. Government Securities, see below.

The Portfolio may invest a portion of its assets in short-term U.S. Government Securities with remaining maturities of one year or less and repurchase agreements relating thereto. When Bankers Trust believes market conditions warrant a temporary defensive position, the Portfolio may invest up to 100% of its assets in these instruments.


REPURCHASE AGREEMENTS. In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price. The Portfolio will only enter repurchase agreements with respect to obligations backed by the full faith and credit of the U.S. government. The Portfolio shall always receive U.S. Government Securities as collateral with a market value equal to 102% of the purchase price plus accrued interest. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio could experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.


SECURITIES LENDING. The Portfolio is permitted to lend up to 30% of its net assets (taken at market value). These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

MORTGAGE-BACKED SECURITIES. The Portfolio may purchase mortgage-backed securities issued by the U.S. government and its agencies and instrumentalities. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. Mortgage-backed bonds are general obligations of their issuers, payable out of the issuers' general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-throughs and mortgage-backed bonds. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Portfolio may purchase CMOs issued by the U.S. government and its agencies and instrumentalities. CMOs are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence.


ZERO COUPON BONDS. These bonds can be issued directly by federal agencies and instrumentalities. Such issues of zero coupon bonds are originated in the form of a zero coupon bond and are not created by stripping an outstanding bond.


Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its daily dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.


OPTIONS AND FUTURES CONTRACTS. While the Portfolio has the ability to engage in options and futures contracts, it has no present intention to do so.



ASSET COVERAGE. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated account with the Portfolio's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.


INVESTMENT BY BANKS. It is a fundamental policy of the Portfolio to invest only in those assets (including assets subject to repurchase agreements) which would be assigned a 20% risk weighting in the calculation of risk-based capital credit under the regulations of the Federal Reserve Board, the OCC and the FDIC if held directly by a financial institution subject to any of such regulations. Before investing in the Portfolio, investors should review these regulations, the types of investments the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Portfolio proposes to make and, where appropriate, consult legal counsel for additional guidance.



INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Portfolio to the extent permitted under the 1940 Act, that is, the Portfolio may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the total outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company. The Portfolio may be permitted to exceed these limitations by an exemptive order of the SEC. It should be noted that investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by the Portfolio in shares of other investment companies would be subject to such duplicate expenses.

ADDITIONAL INVESTMENT LIMITATIONS


As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. Government Securities). The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without investor approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements with remaining maturities of more than seven calendar days). Additional investment policies of the Portfolio are contained in the SAI.

--------------------------------------------------------------------------------
RISK FACTORS: MATCHING THE FUND TO YOUR
INVESTMENT NEEDS
--------------------------------------------------------------------------------

The Fund is designed for conservative investors looking for a relatively stable, high quality investment. Because the Portfolio invests in high quality instruments with short to intermediate maturities, its share price should be more stable than that of a long-term bond fund, although it may be less stable than that of a short-term bond fund. Generally, short to intermediate-term instruments are less sensitive to interest rate fluctuations or changes in an issuer's credit standing than longer-term bonds. At the same time, the Fund may not offer the same yield or growth potential as a long-term bond fund. The Fund should provide higher yields than mutual funds that maintain shorter average maturities, but will not provide the same stability of principal. Bond funds generally offer greater price stability than stock funds, although the potential rewards of bonds are not as great. By itself, the Fund does not constitute a balanced investment plan; the Fund and the Portfolio stress income and preservation of capital rather than capital growth. The Fund's share price, yield and total return fluctuate based on many factors, and the value of Fund shares when redeemed may be more or less than their original cost.


The value of Fund shares will tend to decrease when interest rates rise, and increase when interest rates fall. The Fund's share price and yield also depend on the quality of the Portfolio's investments. While U.S. government securities generally are of high quality, government securities that are not backed by the full faith and credit of the United States may be affected by changes in the creditworthiness of the agency that issued them. Many securities can provide higher yields than U.S. Government Securities, although they may not provide the same high quality.

Some types of U.S. Government Securities carry certain risks. For example, mortgage-backed securities are subject to certain prepayment risks, while zero coupon bonds may require the Portfolio to accrue income for which it has received no actual cash. For additional information about these types of U.S. Government Securities, see above and "Investment Objective and Policies" herein.

PORTFOLIO TURNOVER

Bankers Trust may engage in short-term trading when it believes it is consistent with the Portfolio's investment objective. Also, a security may be sold and another of comparable quality simultaneously purchased to take advantage of what Bankers Trust believes to be a temporary disparity in the normal yield relationship between the two securities. The frequency of portfolio transactions -- the Portfolio's turnover rate -- will vary from

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


year to year depending on market conditions. Because a high turnover rate increases transaction costs and may increase taxable capital gains, Bankers Trust carefully weighs the anticipated benefits of short-term investment against these consequences. The Portfolio's turnover rates for the fiscal year ended September 30, 1997 and for the period from January 1, 1996, to September 30, 1996, were 383% and 314%, respectively. On February 9, 1996 the Board of Trustees approved the change of fiscal year end from December 31 to September 30.

DERIVATIVES


The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where the Adviser believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolio may use and some of their associated risks is found above and in "Investment Objective and Policies" herein.


SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE


Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at 1-800-730-1313.



The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.


Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.


The Fund's investment objective is not a fundamental policy and may be changed upon 30 days prior written notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Objective and Policies" herein for a description of the fundamental policies of the Portfolio that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.



For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective and Policies." For descriptions of the management and expenses of the Portfolio, see "Management of the Trust and Portfolio" herein and in the SAI.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value ("NAV") per share of the Fund is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Martin Luther King Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.



The NAV per share of the Fund is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The NAV per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Portfolio's Board of Trustees believes accurately reflects fair value.

Under procedures adopted by the Board, a NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, further action is not required.

--------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

HOW TO BUY SHARES

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. See "Net Asset Value" herein. Shares of the Fund may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).


Purchase orders for shares of the Fund (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Transfer Agent reserve the right to reject any purchase order.


Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.



The Trust and Bankers Trust have authorized one or more brokers to accept on the Trust's behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Transfer Agent will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy shares to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within one business day after an order for shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                 $2,500
For retirement accounts                               500
Through automatic investment plans                  1,000

TO ADD TO AN ACCOUNT                               $  250
For retirement accounts                               100
Through automatic investment plan                     100

MINIMUM BALANCE                                    $1,000
For retirement accounts                              None

IF YOU ARE NEW TO BT PYRAMID MUTUAL FUNDS, complete and sign an account application and mail it along with your check to the address listed below. If there is no account application accompanying this Prospectus, call the BT Service Center at 1-800-730-1313.

  BT Service Center
  P.O. Box 419210
  Kansas City, MO 64141-6210

Overnight mailings:

  BT Service Center
  210 West 10th Street, 8th Floor
  Kansas City, MO 64105-1716

IF YOU ALREADY HAVE MONEY INVESTED IN A FUND IN THE BT FAMILY OF FUNDS, you can:

(Bullet) Mail an account application with a check,

(Bullet) Wire money into your account,

(Bullet) Open an account by exchanging from another fund in the BT Family of Funds, or

(Bullet) Contact your Service Agent or Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional or call BT Retirement Services Center at 1-800-677-7596 for more information and a retirement account application.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT BUYING SHARES


                         TO OPEN AN ACCOUNT                             TO ADD TO AN ACCOUNT
BY                       WIRE Call the BT Service Center at 1-800-730-1313 Call
                         your Investment Professional or wire to receive wire
                         instructions for account additional investment to:
                         establishment.

                                                                        ROUTING NO.: 021001033
                                                                        ATTN: Bankers Trust/IFTC Deposit
                                                                        DDA NO.: 00-226-296
                                                                        FBO: (Account name)
                                                                             (Account number)
                                     CREDIT:
                                                                        BT Investment Limited Term
                                                                        U.S. Government Securities Fund -- 461

                                                                        Specify
                                                                        the
                                                                        complete
                                                                        name of
                                                                        the Fund
                                                                        of your
                                                                        choice,
                                                                        and
                                                                        include
                                                                        your
                                                                        account
                                                                        number
                                                                        and your
                                                                        name.

BY PHONE                 Contact your Service Agent, Investment         Contact your Service Agent, Investment
                         Professional, or call BT's Service Center at   Professional, or call BT's Service Center at
                         1-800-730-1313. If you are an existing         1-800-730-1313. If you are an existing
                         shareholder, you may exchange from another BT  shareholder, you may exchange from another BT
                         account with the same registration,            account with the same registration,
                         including, name, address, and taxpayer ID      including, name, address, and taxpayer ID
                         number.                                        number.

BY MAIL                  Complete and sign the account application.     Make your check payable to the complete name
                         Make your check payable to the complete name   of the Fund of your choice. Indicate your
                         of the Fund of your choice. Mail to the        Fund account number on your check and mail to
                         appropriate address indicated on the           the address printed on your account
                         application.                                   statement.


HOW TO SELL SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the Shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Shareholder Servicing Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

account is below the minimum due to a change in market value. See "Minimum Investments" above for minimum balance amounts.

TO SELL SHARES IN A RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR NON-RETIREMENT ACCOUNT SHARES, leave at least $1,000 worth of shares in the account to keep it open.

TO SELL SHARES BY BANK WIRE you will need to sign up for these services in advance when completing your account application.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

(Bullet) Your account registration has changed within the last 30 days,

(Bullet) The check is being mailed to a different address than the one on your account (record address),

(Bullet) The check is being made payable to someone other than the account owner,

(Bullet) The redemption proceeds are being transferred to a BT account with a different registration, or

(Bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.


A signature guarantee is also required if you change the pre-designated bank ninformation for receiving redemption proceeds on your account.


You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY WIRE - You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-730-1313. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.


IN WRITING - Write a signed "letter of instruction" with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of Shares to be redeemed, and mail to one of the following addresses:


  BT Service Center
  P.O. Box 419210
  Kansas City, MO 64141-6210

Overnight mailings:

  BT Service Center
  210 West 10th Street, 8th Floor
  Kansas City, MO 64105-1716

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Unless otherwise instructed, the Transfer Agent will send a check to the account address of record. The Trust reserves the right to close investor accounts via 30 day notice in writing if the Fund account balance falls below the Fund minimums.

INVESTOR SERVICES

BT Pyramid Mutual Funds provide a variety of services to help you manage your account.

INFORMATION SERVICES

STATEMENTS AND REPORTS that your Investment Professional or the Transfer Agent may send to you include the following:

(Bullet) Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)

(Bullet) Account statements (monthly)

(Bullet) Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


or the BT Service Center at 1-800-730-1313 if you need additional copies of financial reports.


EXCHANGE PRIVILEGE

Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "How to Buy Shares" and "How to Sell Shares" herein. Before making an exchange, please note the following:

(Bullet) Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

(Bullet) Your new account will have the identical account registration including the same name, address and taxpayer identification number as your existing account(s).

(Bullet) Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will receive a written confirmation of each exchange transaction.

Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you.

SYSTEMATIC PROGRAMS

TO MOVE MONEY FROM YOUR BANK ACCOUNT TO BT PYRAMID MUTUAL FUNDS

MINIMUM    MINIMUM       FREQUENCY             SETTING UP OR CHANGING
INITIAL    SUBSEQUENT
$1,000     $100          Monthly, bimonthly,   For a new account, complete the appropriate section on the
                         quarterly or          application.
                         semi-annually
         For existing accounts, call your Investment Professional for an application. To change the amount
                                               or frequency of your investment,
                                               contact your Investment
                                               Professional directly or call
                                               1-800-730-1313. Call at least 10
                                               business days prior to your next
                                               scheduled investment date.

SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account.


MINIMUM                  FREQUENCY                                      SETTING UP OR CHANGING
$100                     Monthly, quarterly, semi-annually or           To establish, call your Investment
                         annually
                                                                        Professional
                                                                        or call
                                                                        1-800-730-1313
                                                                        after
                                                                        your
                                                                        account
                                                                        is open.
                                                                        The
                                                                        accounts
                                                                        from
                                                                        which
                                                                        the
                                                                        withdrawals
                                                                        will be
                                                                        processed
                                                                        must
                                                                        have a
                                                                        minimum
                                                                        balance
                                                                        of
                                                                        $10,000,
                                                                        other
                                                                        than
                                                                        retirement
                                                                        accounts
                                                                        subject
                                                                        to
                                                                        required
                                                                        minimum
                                                                        distributions.


TAX-SAVING RETIREMENT PLANS

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this Prospectus.

(Bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.


(Bullet) ROLLOVER IRAS: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are declared daily and paid monthly. Any net capital gains are distributed annually. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.


FEDERAL TAXES. The Fund intends to qualify as a regulated investment company, as defined in the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund meets the requirements imposed by the Code and distributes all of its income and gains, the Fund will not pay any federal income or excise taxes. The Portfolio will also not be required to pay any federal income or excise taxes.


Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in November and December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

CAPITAL GAINS. You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.


"BUYING A DIVIDEND." On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the ex-date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


OTHER TAX INFORMATION. In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You should consult with your own tax adviser concerning the application of federal, state and local taxes to your distributions from the Fund.


--------------------------------------------------------------------------------
PERFORMANCE AND INFORMATION REPORTS
--------------------------------------------------------------------------------

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices such as the Lehman Brothers 1-3 Year Government Index, the Lehman Brothers Government Bond Index, the Lehman Brothers Intermediate Term Bond Index, IBC Financial Data Averages, Lipper Short/Intermediate U.S. Government Average or results of other mutual funds or investment or savings vehicles. In addition, the Fund may compare various Portfolio characteristics such as sector diversification, yield to maturity, duration, adjusted duration and average maturity. The Fund's investment results as used in such communications will be calculated on a yield or total rate of return basis in the manner set forth herein. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year because of the compounding effect.

The Trust may provide annualized "yield" quotations for the Fund. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period shall be stated in any such advertisement or communications). This income is then annualized; that is, the amount generated by the investment over the period is assumed to be generated

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

over a one-year period and is shown as a percentage of investment.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return quotations or yields may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return or yield) during the period such waivers are in effect.

Shareholders will receive financial reports semi-annually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUST AND PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The affairs of the Trust and the Portfolio are managed under the supervision of their respective Boards of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio requires employees other than its executive officers. None of the executive officers of the Trust or the Portfolio devotes full time to the affairs of the Trust or the Portfolio.

The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees") of the Trust or of the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are Trustees of the Trust and the Portfolio. For more information with respect to the Trustees of both the Trust and the Portfolio, see "Management of the Trust and Portfolio" in the SAI.

INVESTMENT ADVISER

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust, as investment adviser. Mr. Louis M. Hudson, Vice President, is responsible for the day to day management of the Portfolio. Mr. Hudson has been employed by Bankers Trust since 1961 and has managed the Portfolio's assets since February, 1994.


BANKERS TRUST COMPANY AND ITS AFFILIATES



Bankers Trust, a New York banking corporation with principal offices at 130 Liberty Street, One Bankers Trust Plaza, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets.


As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers, with over $300 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

expertise -- once available to only the largest institutions in the U.S. -- to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Portfolio.


Under certain circumstances Bankers Trust has agreed to pay fees to certain securities brokers, dealers and other entities that facilitate the sale of Fund shares, and in connection therewith provide administrative, shareholder, or distribution related services to the Fund or its shareholders. Fees paid to entities that administer mutual fund "supermarkets" may be higher than fees paid for other types of services.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

ADMINISTRATOR

Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.30% of the average daily net assets of the Fund.

Under an Administration and Services Agreement with the Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee computed daily and paid monthly at the annual rate of 0.05% of the average daily net assets of the Portfolio. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Edgewood and its affiliates, at Bankers Trust's expense. For more information, see the SAI.

DISTRIBUTOR

Edgewood Services, Inc. is the principal distributor for shares of the Fund. In addition, Edgewood and its affiliates provide the Trust with office facilities and currently provide administration and distribution services for other registered investment companies. The principal business address of Edgewood and its affiliates is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania, 15230-0897.


SERVICE AGENT


All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

CUSTODIAN AND TRANSFER AGENT

Bankers Trust acts as Custodian of the assets of the Trust and the Portfolio and serves as the Transfer Agent for the Trust and the Portfolio under the Administration and Services Agreement with the Trust and the Portfolio.

ORGANIZATION OF THE TRUST

The Trust was organized on February 28, 1992, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The Portfolio, in which all the Assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

Each series of the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

EXPENSES OF THE TRUST

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Edgewood, including administration and services fees, fees for necessary professional services, amortization of organizational expenses, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Edgewood, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organization expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

BT PYRAMID MUTUAL FUNDS
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND


INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY 10006



CUSTODIAN AND TRANSFER AGENT BANKERS TRUST COMPANY 130 Liberty Street (One Bankers Trust Plaza)
New York, NY 10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                    .......................................

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                    .......................................


Cusip #055847305
STA461300 (1/98)






                                    STATEMENT OF
                             ADDITIONAL INFORMATION
                              JANUARY 31, 1998







BT PYRAMID MUTUAL FUNDS

          BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates only to the BT Investment Limited Term U.S. Government Securities Fund (the "Fund").

The Fund seeks a high level of current income through investment in short-term and intermediate-term U.S. government securities.

As described in the Prospectus, the Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio"), an open-end management investment company having the same investment objective as the Fund.

Shares of the Fund are sold by Edgewood Services, Inc. ("Edgewood") , the Trust's Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolio's investment adviser ("Adviser") , and to clients and customers of other organizations.



The Trust's Prospectus relating to the Fund is dated January 31, 1998, and provides the basic information investors should know before investing. You may request the Prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trust's Prospectus.



             INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR

                             BANKERS TRUST COMPANY

                                 DISTRIBUTOR

                           EDGEWOOD SERVICES, INC.





CLEARING OPERATIONS      PITTSBURGH, PENNSYLVANIA 15230-0897
                                1-800- 730-1313
P.O BOX 897

26





                                                               TABLE OF CONTENTS



Investment Objectives, Policies and Restrictions..............................1

Performance Information.......................................................14

Valuation of Securities; Redemptions and Purchases in Kind....................17

Management of the Trust and Portfolio.........................................18

Organization of the Trust.....................................................23

Taxation......................................................................24

Financial Statements..........................................................24

Appendix......................................................................25

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               INVESTMENT POLICIES

The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. ("NASD").

The Adviser will monitor the liquidity of Rule 144A securities in the Portfolio's portfolio holdings under the supervision of the Portfolio's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

LENDING OF PORTFOLIO SECURITIES. The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Bankers Trust, Edgewood or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES CONTRACTS. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, or contracts based on financial indices including any index of U.S. Government Securities, and foreign government debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.

At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.



The purpose of the acquisition or sale of a futures contract, when the Portfolio holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.



OPTIONS ON FUTURES CONTRACTS. The Portfolio intends to purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.



The Board of Trustees has adopted the requirement that futures contracts and options on futures contracts be used only as a hedge and not for speculation. In addition, the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the net assets of the Portfolio.

The Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates and security prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. The Portfolio may invest in options (including over-the-counter options) and futures contracts with respect to any type of security which the Portfolio could hold directly or indexes composed only of such securities.

Options and futures can be volatile investments, and involve certain risks. If Bankers Trust applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Portfolio's return. The costs of hedging are not reflected in the Portfolio's yield but are reflected in the Portfolio's total return. The Portfolio could also experience losses if its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

OPTIONS ON SECURITIES. The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio securities, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Portfolio has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolio's Trustees.

OPTIONS ON SECURITIES INDICES. The Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

                                 RATING SERVICES

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectus is set forth in the Appendix to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of
(i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

As a matter of fundamental policy, the Portfolio (or Fund) may not (except that no investment restriction of a Fund shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objective):



   (1)borrow money or mortgage or hypothecate assets of the Portfolio (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below. (As an operating policy, the Portfolio may not engage in dollar roll transactions);

   (2)underwrite securities issued by other persons except insofar as the Portfolio (Trust or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

   (3)make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;



   (4)purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio securities, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

   (5)concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective, up to 25% of its total assets may be invested in any one industry; and

   (6)issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies the Portfolio (or the Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its Assets in an open-end investment company with substantially the same investment objective):

(i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v)   invest for the purpose of exercising control or management;



(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund), unless permitted to exceed these limitations by an exemptive order of the SEC; provided further that, except in the case of merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless the Portfolio (Fund)
     (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment.

(vii) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio's (Fund's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (Fund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

(viii)invest more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Portfolio's (Fund's) Board of Trustees);

(ix) no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

(x) with respect to 75% of the Portfolio's (Fund's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

(xi) if the Portfolio (Fund) is a "diversified" fund with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer;

(xii) purchase or retain in the Portfolio's (Fund's) portfolio securities any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio (Trust), or is an officer or partner of the Adviser, if after the purchase of the securities of such issuer for the Portfolio (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

(xiii)invest more than 5% of the Portfolio's (Fund's) net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Portfolio (Fund) as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Portfolio's (Fund's) net assets may be invested in warrants not listed on the New York Stock Exchange, Inc. (the "NYSE") or the American Stock Exchange;



(xiv) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

(xv) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio
     (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

(xvi) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) net assets.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Rules of Fair Practice of the NASD and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.





Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the management of the Portfolio that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

For the fiscal year ended September 30, 1997 and for the period from January 1, 1996 through September 30, 1996, and the fiscal year ended December 31, 1995, the Portfolio did not incur brokerage commissions.

                             PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

YIELD: Yield for the Fund used in advertising is computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements.



The Fund's yield for the 30-day period ended September 30, 1997, was 5.27%.

TOTAL RETURN: A Fund's average annual total return will be calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

The Fund's average annual total returns for the one-year period ended September 30, 1997, and for the period from August 24, 1992 (commencement of operations) to September 30, 1997, were 6.22%, and 4.92%, respectively.

PERFORMANCE RESULTS: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         COMPARISON OF FUND PERFORMANCE

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

     Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

     Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

Investor's Daily, a daily newspaper that features financial, economic and business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morningstar Inc., a publisher of financial information and mutual fund research.

New York Times, a nationally distributed newspaper which regularly covers financial news.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

     U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line, a biweekly publication that reports on the largest 15,000 mutual funds.

     Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.



                         ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market. Other assets are valued at fair value using methods determined in good faith by the Portfolio's Board of Trustees.

The Trust, on behalf of the Fund, and the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Portfolio or Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund and the Portfolio are obligated to redeem shares of beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the NYSE is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4:00 p.m. Eastern time (or such earlier time as the NYSE closes) on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. Eastern time or the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. Eastern time or the close of the NYSE on the following day the NYSE is open for trading.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund's Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's Portfolio);
(iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. When securities are used as payment for shares or as a redemption in kind from the Fund, the transaction fee will not be assessed. However, the shareholder will be charged the costs associated with receiving or delivering the securities. These costs include security movement costs and taxes and registration costs. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                      MANAGEMENT OF THE TRUST AND PORTFOLIO

The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or Portfolio they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and/or Portfolio and review the Fund's performance.



The Trustees and officers of the Trust and Portfolio, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is Clearing Operations, P.O. Box 897 Pittsburgh, Pennsylvania 15230-0897.

                              TRUSTEES OF THE TRUST

     MARTIN J. GRUBER (birthdate: July 15, 1937) Trustee; Chairman of the Finance Department and Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964). His address is 229 S. Irving Street, Ridgewood, New Jersey 07450.

     KELVIN J. LANCASTER (birthdate: December 10, 1924) Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.

HARRY VAN BENSCHOTEN (birthdate: February 18, 1928) Trustee; Director, Canada Life Insurance Company of New York; Director, Competitive Technologies, Inc., a public company listed on the American Stock Exchange; Retired (since 1987); Corporate Vice President, Newmont Mining Corporation (prior to 1987). His address is 6581 Ridgewood Drive, Naples, FL 33963.

                            TRUSTEES OF THE PORTFOLIO

CHARLES P. BIGGAR (birthdate: October 13, 1930) Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birthdate: March 28, 1930) Trustee: Retired; Director, Coutts Group; Coutts (U.S.A.) International; Coutts Trust Holdings Ltd.; Director, Zweig Series Trust; formerly, Partner of KPMG Peat Marwick, Mitchell & Co.; Director, Vintners International Company, Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

                       OFFICERS OF THE TRUST AND PORTFOLIO

Unless otherwise specified, each officer listed below holds the same position with the Trust and the Portfolio.

RONALD M. PETNUCH-- (birthdate: February 27, 1960)-- President and Treasurer; Senior Vice President; Federated Services Company ("FSC"); formerly, Director of Proprietary Client Services, Federated Administrative Services ("FAS"), and Associate Corporate Counsel, Federated Investors ("FI").

     CHARLES L. DAVIS, JR.-- (birthdate: March 23, 1960)-- Vice President and Assistant Treasurer; Vice President, FAS.

JAY S. NEUMAN-- (birthdate: April 22, 1950)-- Secretary; Corporate Counsel, FI.

     Messrs. Petnuch, Davis and Neuman also hold similar positions for other investment companies for which Edgewood or an affiliate serves as the principal underwriter.




                           TRUSTEE COMPENSATION TABLE

Name,                Aggregate                     Aggregate                            Total
Position With        Compensation              Compensation                     Compensation From
Trust/Portfolio      From Trust*                    From Portfolio**                     Fund Complex***


Harry Van Benschoten    $13,125                       N/A                                     $27,500
Trustee of Trust

Martin J. Gruber        $13,125                       N/A                                     $27,500
Trustee of Trust

Kelvin J. Lancaster     $13,125                       N/A                                     $27,500
Trustee of Trust

Charles P. Biggar       N/A                            $0                                     $27,500
Trustee of Portfolio

S. Leland Dill          N/A                            $0                                     $27,500
Trustee of Portfolio

Philip Saunders, Jr.    N/A                            $0                                     $27,500
Trustee of the Portfolio




     * The aggregate compensation is provided for BT Pyramid Mutual Funds, which is comprised of 6 funds. Information is furnished for the Trust's most recent fiscal year ended December 31, 1997.

** The aggregate compensation is provided for the Trust's most recent fiscal year ended December 31, 1997.

*** Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, , Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio. The compensation is provided for the calendar year ended December 31, 1997.

Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

     As of December 31, 1997, the Trustees and officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

As of December 31, 1997, the following shareholders of record owned 5% or more of the outstanding Shares of the Fund: Bankers Trust Company, Trustee for Mapco, Inc. Profit Sharing and Savings Program 401(k), Nashville, Tennessee, owned approximately 1,133,747 shares (19.00%); and Bankers Trust Company, Trustee for Alliance Coal Corp. Profit Sharing and Savings Plan 401(k), Jersey City, NJ owned approximately 1,105,494 shares (18.00%).



                               INVESTMENT ADVISER

Under the terms of the Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objective, restrictions and policies; (iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.



For the fiscal year ended September 30, 1997, and for the period from January 1, 1996 through September 30, 1996, and the fiscal year ended December 31, 1995, Bankers Trust earned $135,067, $100,786, and $130,819, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $22,777, $20,932, and $25,406, respectively, to the Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

                                  ADMINISTRATOR

Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, custodial and trasfer agency services, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to a sub-administration agreement, (the "Sub-Administration Agreement") FSC performs such sub-administration duties for the Trust and the Portfolio as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.



For the fiscal year ended September 30, 1997, and for the period from January 1, 1996, through September 30, 1996 and for the fiscal year ended December 31, 1995, Bankers Trust earned $161,604, $87,048, and $91,142, respectively, as compensation for administrative and other services provided to the Fund. During the same periods, Bankers Trust reimbursed $59,512 , $100,231, and $58,676, respectively, to the Fund to cover expenses.

For the fiscal year ended September 30, 1997 and for the period from January 1, 1996, through September 30, 1996 and for the fiscal year ended December 31, 1995, Bankers Trust earned $27,013, $20,157, and $26,164, respectively, as compensation for administrative and other services provided to the Portfolio.


Bankers Trust has agreed that if in any year the aggregate expenses of the Fund and its Portfolio (including fees pursuant to the investment advisory agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund is 2.5% of the Fund's first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets and 1.5% of the remaining average annual net assets.

                          CUSTODIAN AND TRANSFER AGENT



Bankers Trust, 130 Liberty Street, One Bankers Trust Plaza, New York, New York 10006, serves as Custodian for the Trust and for the Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Fund's and the Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of the Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                                                  USE OF NAME

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolio. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term. The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio contemplated by the investment advisory agreement and other activities for the Fund and the Portfolio described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and the Portfolio. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 has been selected as Independent Accountants for the Trust and the Portfolio.

                            ORGANIZATION OF THE TRUST

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust was organized on February 28, 1992.

                                    TAXATION

                              TAXATION OF THE FUND

The Fund intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").



As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.

                            TAXATION OF THE PORTFOLIO

The Portfolio is not subject to the federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

                                 OTHER TAXATION

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

                              FINANCIAL STATEMENTS

The financial statements for the Fund for the period ended September 30, 1997, are incorporated herein by reference to the Fund's Annual Report dated September 30, 1997 (File Nos. 33-45973 and 811-06576). A copy of the Annual Report may be obtained without charge by contacting the Fund.

                                    APPENDIX

                        BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

S&P BOND RATINGS

An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree.

The rating "AA" may be modified by the addition of a plus or minus sign to show relative standing within such category.

MOODY'S BOND RATINGS

Excerpts from Moody's description of its corporate bond ratings: Aaa judged to be the best quality, carry the smallest degree of investment risk; Aa judged to be of high quality by all standards.

FITCH INVESTORS SERVICE BOND RATINGS

AAA. Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA. Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

FITCH INVESTORS SERVICE AND DUFF & PHELPS COMMERCIAL PAPER RATINGS

Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strangest issue.

Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.

54





              INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR

                              BANKERS TRUST COMPANY

                                   DISTRIBUTOR

                             EDGEWOOD SERVICES, INC.

                          CUSTODIAN AND TRANSFER AGENT

                              BANKERS TRUST COMPANY

                             INDEPENDENT ACCOUNTANTS

                            COOPERS & LYBRAND L.L.P.

                                     COUNSEL

                            WILLKIE FARR & GALLAGHER

                              --------------------



No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                              --------------------











CUSIP: 055847305
STA519400 (1/98)









                  (BULLET)  BT PYRAMID MUTUAL FUNDS  (BULLET)

--------------------------------------------------------------------------------
                                 BT INVESTMENT
                            EQUITY APPRECIATION FUND
                                INVESTMENT CLASS
--------------------------------------------------------------------------------

Seeks capital growth over the long term through investment in medium-sized companies that show growth potential. Current income is a secondary goal.


                                   PROSPECTUS
--------------------------------------------------------------------------------
                                JANUARY 31, 1998


BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company. The BT Investment Equity Appreciation Fund (the "Fund") is a separate series of the Trust and offers two classes of shares. The shares offered by this prospectus are the Investment Class of shares (the "Shares"). The Fund seeks capital growth over the long-term through investment primarily in companies with a strong profit growth orientation. Current income is secondary to this investment objective.

Please read this Prospectus carefully before investing and keep it on file for future reference. It contains important information including how the Fund invests and the services available to shareholders.


A Statement of Additional Information ("SAI"), with respect to the Fund, with the same date has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. You may request a copy of the SAI or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling the Trust's Service Agent at 1-800-730-1313. The SAI, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


BANKERS TRUST COMPANY ("BANKERS TRUST") IS THE INVESTMENT ADVISER ( THE "ADVISER") OF THE FUND. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST OR ANY OTHER BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE U.S. GOVERNMENT, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            EDGEWOOD SERVICES, INC.
  Clearing Operations (Bullet) P.O. Box 897 (Bullet) Pittsburgh, Pennsylvania
                              (Bullet) 15230-0897

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                      PAGE
--------------------------------------------------------------------------------


The Fund.......................................................................3


Who May Want to Invest.........................................................3

Summary of Fund Expenses.......................................................4

Financial Highlights...........................................................5

Investment Objective and Policies..............................................6

Risk Factors: Matching the Fund to Your Investment Needs.......................7

Net Asset Value...............................................................12

Purchase and Redemption of Shares.............................................13

Dividends, Distributions and Taxes............................................17

Performance Information and Reports...........................................18

Management of the Trust.......................................................18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

The Fund's investment objective is capital growth over the long-term through investment primarily in companies with a strong profit growth orientation; the production of any current income is secondary to this objective.

The Fund invests primarily in common stocks of U.S. companies expected to produce strong and sustainable profit growth, and to a lesser extent, growth-oriented international corporation. The Fund will generally invest a majority of its assets in securities of medium-sized companies, which the Fund believes includes the highest concentration of companies that meet the profit growth-oriented objectives of the Fund.

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

The Fund is designed for investors who are willing to accept short-term domestic and/or foreign stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income.


The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision. When investors sell their Fund Shares, they may be worth more or less than what they originally paid for them.

--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

Annual operating expenses are paid out of the assets of the Fund. The Fund pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund also incurs expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must provide financial reports.

The following table provides (i) a summary of expenses allocable to the Shares, as a percentage of the average daily net assets of the Fund; and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Shares.

--------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Fund)
 .........................................................................................................................
Investment advisory fee (after reimbursements or waiver)                                                        0.54%
12b-1 fees                                                                                                      None
Other expenses (after reimbursements or waivers)                                                                0.46%
 .........................................................................................................................
Total operating expenses (after reimbursements or waivers)                                                      1.00%
 .........................................................................................................................
EXAMPLE                                                                  1 Year     3 Years     5 Years     10 Years
 .........................................................................................................................
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the end of each time
 period                                                                    $10        $32         $55           $122


--------------------------------------------------------------------------------


The expense table and the example above show the costs and expenses that an investor will bear as a shareholder of the Fund.



Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver during the Fund's last fiscal year, the Fund's investment advisory fee would have been equal on an annual basis to 0.65% of the Fund's average daily net assets. The expense table and the example reflect a voluntary undertaking by Bankers Trust to waive or reimburse expenses such that the total operating expenses allocable to the Shares will not exceed on an annual basis 1.00%. For the Fund's last fiscal year, in the absence of this undertaking, the total operating expenses of the Fund would have been equal on an annual basis to 1.20%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.



The Fund is distributed by Edgewood Services, Inc. ("Edgewood," or the "Distributor") to investors including customers of Bankers Trust or to customers of another bank, dealer or other financial intermediary that has a shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Service Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services, including transaction fees on the purchase and redemption of Fund shares. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.


Currently, the Fund has authorized two classes of shares. The Fund would offer by separate prospectus another class of shares. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning the Fund's other class of shares is available from Bankers Trust, as administrator at 1-800-730-1313.


For more information with respect to the expenses of the Fund see "Management of the Trust" herein.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following table shows selected data for a Share outstanding, total investment return ratios to average net assets and other supplemental data for the Fund for the periods indicated and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, who's report thereon appears in the Fund's Annual Report which is incorporated herein by reference.


--------------------------------------------------------------------------------

                                   FOR THE              FOR THE           FOR THE PERIOD
                                 YEAR ENDED           YEAR ENDED        JANUARY 1, 1995 TO           FOR THE
                                SEPTEMBER 30,        SEPTEMBER 30,        SEPTEMBER 30,             YEAR ENDED
                                    1997                 1996                 1996+             DECEMBER 31, 1994
 .....................................................................................................................
PER SHARE OPERATING
PERFORMANCE:
NET ASSET VALUE, BEGINNING
OF PERIOD..................       $   15.23            $   14.14            $   10.14                $   9.80
 .....................................................................................................................
Income from Investment
Operations
  Net Investment Loss......           (0.06)               (0.05)               (0.02)                  (0.03)
  Net Realized and
     Unrealized Gain (Loss)
     on Investment
     Transactions..........            2.31                 1.72                 4.02                    0.37
 .....................................................................................................................
Total Income (Loss) from
Investment Operations......            2.25                 1.67                 4.00                    0.34
 .....................................................................................................................
Distributions to
Shareholders
  Net Realized Gain from
  Investment Transactions..           (0.78)               (0.58)                  --                      --
 .....................................................................................................................
NET ASSET VALUE, END OF
PERIOD.....................       $   16.70            $   15.23            $   14.14                $  10.14
 .....................................................................................................................
Total Investment Return....           15.82%               12.45%               39.45%                   3.47%
SUPPLEMENTAL DATA AND
RATIOS:
  Net Assets, End of Period
  (000s omitted)...........       $ 170,008            $ 157,568            $  92,033                $ 29,973
  Ratios to Average Net
  Assets:
     Net Investment Loss...           (0.39)%              (0.42)%              (0.38)%*                (0.32)%
     Expenses..............            1.00%                1.00%                1.00%*                  1.00%
     Decrease Reflected in
     Above Expense
       Ratio Due to
          Absorption of
          Expenses by
          Bankers Trust....            0.20%                0.24%                0.33%*                  0.46%
Portfolio Turnover Rate....             188%                 271%++               125%++                  157%++
Average Commission Per
Share**....................       $  0.0341            $  0.0554++

                              FOR THE PERIOD
                            OF OPERATIONS) TO
                               DECEMBER 31,
                                   1993
 .............................................
PER SHARE OPERATING
PERFORMANCE:
NET ASSET VALUE, BEGINNING
OF PERIOD..................      $  10.00
 .............................................
Income from Investment
Operations
  Net Investment Loss......         (0.00)
  Net Realized and
     Unrealized Gain (Loss)
     on Investment
     Transactions..........         (0.20)
 .............................................
Total Income (Loss) from
Investment Operations......         (0.20)
 .............................................
Distributions to
Shareholders
  Net Realized Gain from
  Investment Transactions..            --
 .............................................
NET ASSET VALUE, END OF
PERIOD.....................      $   9.80
 .............................................
Total Investment Return....         (8.81)%*
SUPPLEMENTAL DATA AND
RATIOS:
  Net Assets, End of Period
  (000s omitted)...........      $ 19,465
  Ratios to Average Net
  Assets:
     Net Investment Loss...         (0.11)%*
     Expenses..............          1.00%*
     Decrease Reflected in
     Above Expense
       Ratio Due to
          Absorption of
          Expenses by
          Bankers Trust....          0.60%*
Portfolio Turnover Rate....           137%++
Average Commission Per
Share**....................

--------------------------------------------------------------------------------
+ Board of Trustees approved the change of the BT Investment Equity Appreciation Fund's year end from December 31 to September 30.
++ Amounts were previously included in the Capital Appreciation Portfolio
   Financial Highlights.
*  Annualized.
** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades upon which commissions are charged.


Further information about the Fund's performance is contained in the Fund's Annual Reports dated September 30, 1997, which can be obtained free of charge.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

The Fund's investment objective is capital growth over the long-term through investment primarily in companies with a strong profit growth orientation; the production of any current income is secondary to this objective. There can be no assurances that the investment objective of the Fund will be achieved. The investment objective of the Fund is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders.

The Fund invests primarily in common stocks of U.S. companies expected to produce strong and sustainable profit growth, and to a lesser extent, growth-oriented international corporations. Overall, the Adviser employs a flexible investment program in pursuit of the Fund's investment objective. The Fund is not restricted to investments in specific market sectors. The Fund may invest in any market sector and in companies of any size and may take advantage of any investment opportunity with attractive long-term prospects. The Adviser takes advantage of its market access and the research available to it to select investments in promising growth companies that are involved in new technologies, new products, foreign markets and special developments, such as research discoveries, acquisitions, recapitalizations, liquidations or management changes, and companies whose stock may be undervalued by the market. These situations are only illustrative of the types of investment the Fund may make. The Fund is free to invest in any common stock which in the Adviser's judgment provides above average potential for long-term growth of capital and income.

The Fund will generally invest a majority of its assets in securities of medium-sized companies, which the Fund believes includes the highest concentration of companies that meet the profit growth-oriented objectives of the Fund. This portion of the Fund's portfolio will contain equity securities of companies which fall within the dollar market capitalization range of the companies in the S&P Mid-Cap 400 Index. The Fund as a whole will seek to maintain a dollar-weighted average company market capitalization approximately in the middle of the market capitalization of the largest and the smallest companies contained in the S&P Mid-Cap 400 Index. The Fund may also invest in securities of companies having various levels of market capitalization, both larger and smaller than the companies contained in the S&P Mid-Cap 400 Index. Investments will be in companies in various industries. Industry and company fundamentals along with key investment themes and various quantitative screens will be used in the investment process.

Criteria for selection of individual securities include the issuer's competitive environment and position, prospects for growth, managerial strength, earnings momentum and quality, underlying asset value, relative market value, and overall marketability. The Fund will follow a disciplined selling process to lessen market risks.

The Fund may invest up to 25% of its assets in securities of foreign issuers. For further information on foreign investments and related hedging techniques, see "Risk Factors: Matching the Fund to Your Investment Needs," "Additional Investment Techniques and Risks" herein and the SAI.

EQUITY INVESTMENTS. The Fund invests primarily in common stock and other securities with equity characteristics, such as trust or limited partnership interests, rights and warrants. These investments may or may not pay dividends and may or may not carry voting rights. The Fund may also invest in convertible securities when, due to market conditions, it is more advantageous to obtain a position in an attractive company by purchase of its convertible securities than by purchase of its common stock. The convertible securities in which the Fund invests may include any debt securities or preferred stock which may be converted into common stock or which carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Since the Fund invests in both common stock and convertible securities, the risks of the general equity markets may be tempered to a degree by the Fund's investments in convertible securities which are often not as volatile as equity securities.


SHORT-TERM INSTRUMENTS. The Fund intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Fund's assets may be invested in short-term instruments with remaining maturities of 397 days or less, or in money market mutual funds, to meet anticipated redemptions and expenses or for day-to-day operating purposes and, without limit, when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

addition, when the Fund experiences large cash inflows through the sale of securities, and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's" or AA or higher by Standard & Poor's Ratings Group ("S&P" or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.

OTHER INVESTMENTS, INVESTMENT RISKS AND TECHNIQUES

The Fund may also utilize the following investments and investment techniques and practices: Rule 144A securities, when-issued and delayed delivery securities, securities lending, repurchase agreements, foreign investments, options on stocks, options on stock indices, futures contracts on stock indices, options on futures contracts, foreign currency exchange transaction and options on foreign currencies. See "Additional Investment Techniques and Risks" for further information.

ADDITIONAL INVESTMENT LIMITATIONS

As a "diversified" fund, with respect to 75% of the Fund's total assets, no more than 5% of the total assets of the Fund may be invested in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) and the Fund will not own more than 10% of the voting securities of any issuer. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Fund which may not be changed without shareholder approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Fund are contained in the SAI.

The Fund's investment objective is not a fundamental policy and may be changed upon 30 days prior written notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs.


See "Investment Objective, Policies and Restrictions" in the SAI for a description of the additional fundamental policies of the Fund that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act") of the Fund.

--------------------------------------------------------------------------------
RISK FACTORS: MATCHING THE FUND
TO YOUR INVESTMENT NEEDS
--------------------------------------------------------------------------------

By itself, the Fund does not constitute a balanced investment plan; the Fund seeks capital growth over the long-term, with the production of any current income being secondary to this primary investment objective, through investment primarily in the equity securities of companies expected to produce strong and sustainable profit growth and, to a limited extent, similarly oriented international corporations.

In view of the long-term capital growth objective of the Fund and the Fund's ability to invest in smaller- and medium-sized companies, the size range in which many of the best profit growth-oriented companies are found, the risks of investment in the Fund may be greater than

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the risks presented by the general equity markets, and, since the Fund may also invest in preferred stock and convertible bonds, changes in domestic and foreign interest rates may also affect the value of the Fund's investments, and rising interest rates can be expected to reduce the Shares' value. A description of a number of investments and investment techniques available to the Fund, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Investment Techniques and Risks" herein. The Shares' yield and total return fluctuate, and your investment may be worth more or less than your original cost when you redeem your Shares.

RISKS OF INVESTING IN FOREIGN SECURITIES

In seeking its investment objectives, the Fund may invest in securities of foreign issuers. Foreign securities may involve a higher degree of risk and may be less liquid or more volatile than domestic investments. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar as well as the other factors that affect security prices. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there often is less publicly available information about their operations. Generally, there is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Fund. The value of such investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. Additional risks of foreign securities include settlement delays and costs, difficulties in obtaining and enforcing judgments, and taxation of dividends at the source of payment. The Fund will not invest more than 5% of the value of its total assets in the securities of issuers based in developing countries, including Eastern Europe.

PORTFOLIO TURNOVER


The Fund intends to manage its holdings actively to pursue its investment objective. Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its investment objective. The annual portfolio turnover rate of the Fund may exceed 100%. Higher portfolio turnover rates result in higher brokerage costs and possible adverse tax consequences. For the fiscal years ended September 30, 1997, and 1996 the Fund's portfolio turnover rates were 188 and 271%, respectively.


ADDITIONAL INVESTMENT TECHNIQUES AND RISKS


RULE 144A SECURITIES. The Fund may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the Securities and Exchange Commission's ("SEC") Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Trust, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

SECURITIES LENDING. The Fund is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund can increase its income by continuing to receive income on the loaned securities as

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


well as by the opportunity to receive interest on the collateral. During the term of the loan, the Fund continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Fund is subject to risk which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.


REPURCHASE AGREEMENTS. In a repurchase agreement the Fund buys a security and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Fund could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Fund could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

ADRS, GDRS, EDRS. The Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs", Global Depositary Receipts ("GDRs", European Depositary Receipts ("EDRs" or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S., international and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

INVESTMENT IN OTHER INVESTMENT COMPANIES. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Fund may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses. See the SAI for more information with respect to the Fund's investing in other investment companies.


DERIVATIVES


The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options may be used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Fund may invest in derivatives for hedging and cash management purposes, but also as a substitute for investment directly in the corresponding securities if the Adviser believes they offer the most economic means of improving the risk/reward profile of the Fund. Some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. The Fund will "cover" its positions in derivatives, pursuant to interpretive positions of the Securities and Exchange Commission, which serves to reduce the resulting leverage. Derivatives will not be used to increase the Fund's overall portfolio risk above the level that could be achieved, within the Fund's investment policies, using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Fund may use and some of their associated risks is found below.

OPTIONS ON STOCKS. The Fund may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Fund owns the underlying stock, sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying stock. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased.

The Fund intends to treat over-the-counter options ("OTC Options" purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the Statement of Additional Information.

OPTIONS ON STOCK INDICES. The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

FUTURES CONTRACTS ON STOCK INDICES. The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

between the Futures Contract and the equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into. Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund. The Fund may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Fund's total assets.

OPTIONS ON FUTURES CONTRACTS. The Fund may invest in options on such Futures Contracts for similar purposes.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

OPTIONS ON FOREIGN CURRENCIES. The Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on foreign currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on a foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell a foreign currency at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on a foreign currency when the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

All options that the Fund writes will be covered under applicable requirements of the SEC. The Fund will write and purchase options only to the extent permitted by the policies of state securities authorities in states where Shares are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

ASSET COVERAGE. To assure that the Fund's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or segregating with the Fund's Custodian liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value ("NAV") per share of the Shares is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Martin Luther King Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.


The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV per Share is computed by dividing the value of the Fund's total assets, less all liabilities allocable to the Shares, by the total number of Shares outstanding. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Trust's Board of Trustees believes accurately reflects fair value.

Under procedures adopted by the Board, a NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 ( 1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, further action is not required.

--------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

HOW TO BUY SHARES


The Trust accepts purchase orders for Shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. See "Net Asset Value" herein. Shares of the Fund may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents). Purchase orders for Shares of the Fund (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Transfer Agent reserve the right to reject any purchase order.


Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments by the following business day (trade date + 1) after an order for Shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.



The Trust and Bankers Trust have authorized one or more brokers to accept on the Trust's behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.


Certificates for Shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.


If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy shares of each class to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within one business day after an order for shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                 $2,500
For retirement accounts                               500
Through automatic investment plans                  1,000

TO ADD TO AN ACCOUNT                               $  250
For retirement accounts                               100
Through automatic investment plan                     100

MINIMUM BALANCE                                    $1,000
For retirement accounts                              None

IF YOU ARE NEW TO BT PYRAMID MUTUAL FUNDS, complete and sign an account application and mail it along with your check to the address listed below. If there is no account application accompanying this Prospectus, call the BT Service Center at 1-800-730-1313.

         BT Service Center
         P.O. Box 419210
         Kansas City, MO 64141-6210

Overnight mailings:

         BT Service Center
         210 West 10th Street, 8th Floor
         Kansas City, MO 64105-1716

IF YOU ALREADY HAVE MONEY INVESTED IN A FUND IN THE BT FAMILY OF FUNDS, you can:

(Bullet) Mail an account application with a check,

(Bullet) Wire money into your account,

(Bullet) Open an account by exchanging from another fund in the BT Family of Funds, or

(Bullet) Contact your Service Agent or Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional or call BT Retirement Services Center at 1-800-677-7596 for more information and a retirement account application.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT BUYING SHARES


           TO OPEN AN ACCOUNT TO ADD TO AN ACCOUNT        BY WIRE Call the BT
Service Center at 1-800-730-1313 to Call your Investment Professional or wire
           receive wire instructions for account                additional investment to:
           establishment.

                             ROUTING NO.: 021001033
                                                                ATTN: Bankers Trust/IFTC Deposit
                                                                DDA NO.: 00-226-296
                                                                FBO: (Account name)
                                                                (Account number)
                                                                CREDIT: BT Investment Equity Appreciation
                                                                Fund -- 477

                                                                Specify the
                                                                complete name of
                                                                the Fund of your
                                                                choice, and
                                                                include your
                                                                account number
                                                                and your name.

BY         PHONE Contact your Service Agent, Investment Contact your Service
           Agent, Investment Professional, or call BT's Service Center at
           Professional, or call BT's Service Center at 1-800-730-1313. If you are an existing shareholder, 1-800-730-1313. If you are an existing shareholder, you may exchange from another BT account with the you may exchange from another BT account with the same registration, including, name, address, and same registration, including, name, address, and taxpayer ID number. taxpayer ID number.

BY MAIL Complete and sign the account application. Make Make your check payable to the complete name of the your check payable to the complete name of the Fund Fund of your choice. Indicate your Fund account of your choice. Mail to the appropriate address number on your check and mail to the address indicated on the application.
           printed on your account statement.


HOW TO SELL SHARES


You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your Shares. Your Shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the Shareholder's Service Agent. Redemption requests for Shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.



Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Shareholder's Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See "Minimum Investments" above for minimum balance amounts.

TO SELL SHARES IN A RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR NON-RETIREMENT ACCOUNT SHARES, leave at least $1,000 worth of shares in the account to keep it open.

TO SELL SHARES BY BANK WIRE you will need to sign up for these services in advance when completing your account application.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

(Bullet) Your account registration has changed within the last 30 days,

(Bullet) The check is being mailed to a different address than the one on your account (record address),

(Bullet) The check is being made payable to someone other than the account owner,

(Bullet) The redemption proceeds are being transferred to a BT account with a different registration, or

(Bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY WIRE -- You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-730-1313. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.

IN WRITING -- Write a signed "letter of instruction" with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of Shares to be redeemed, and mail to one of the following addresses:

   BT Service Center
   P.O. Box 419210
   Kansas City, MO 64141-6210

Overnight mailings:

   BT Service Center
   210 West 10th Street, 8th Floor
   Kansas City, MO 64105-1716

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Unless otherwise instructed, the Transfer Agent will send a check to the account address of record. The Trust reserves the right to close investor accounts via 30 day notice in writing if the Fund account balance falls below the Fund minimums.

INVESTOR SERVICES

BT Pyramid Mutual Funds provide a variety of services to help you manage your account.

INFORMATION SERVICES

STATEMENTS AND REPORTS that your Investment Professional or the Transfer Agent may send to you include the following:

(Bullet) Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)

(Bullet) Account statements (monthly)

(Bullet) Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

or the BT Service Center at 1-800-730-3131 if you need additional copies of financial reports.

EXCHANGE PRIVILEGE


Shareholders may exchange their Shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "How to Buy Shares" and "How to Sell Shares" herein. Before making an exchange, please note the following:


(Bullet) Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

(Bullet) Your new account will have the identical account registration including same name, address and taxpayer identification number as your existing account(s).

(Bullet) Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will receive a written confirmation of each exchange transaction.

Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you.

SYSTEMATIC PROGRAMS

TO MOVE MONEY FROM YOUR BANK ACCOUNT TO BT PYRAMID MUTUAL FUNDS

MINIMUM    MINIMUM
INITIAL    SUBSEQUENT   FREQUENCY                                    SETTING UP OR CHANGING
$1,000     $100         Monthly, bimonthly, quarterly or semi-       For a new account, complete the appropriate
                        annually                                     section on the application.
                                                                     For
                                                                     existing
                                                                     accounts,
                                                                     call your
                                                                     Investment
                                                                     Professional
                                                                     for an
                                                                     application.
                                                                     To change
                                                                     the amount
                                                                     or
                                                                     frequency
                                                                     of your
                                                                     investment,
                                                                     contact
                                                                     your
                                                                     Investment
                                                                     Professional
                                                                     directly or
                                                                     call
                                                                     1-800-730-1313.
                                                                     Call at
                                                                     least 10
                                                                     business
                                                                     days prior
                                                                     to your
                                                                     next
                                                                     scheduled
                                                                     investment
                                                                     date.

SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account.

MINIMUM   FREQUENCY                                            SETTING UP OR CHANGING

$100      Monthly, quarterly, semi-annually or annually        To establish, call your Investment Professional or
                                                               call 1-800-730-1313 after your account is open. The
                                                               accounts from which the withdrawals will be
                                                               processed must have a minimum balance of $10,000,
                                                               other than retirement accounts subject to required
                                                               minimum distributions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX-SAVING RETIREMENT PLANS

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this Prospectus.

(Bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.


(Bullet) ROLLOVER IRAS: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.


--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


DISTRIBUTIONS. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are distributed quarterly. In addition, the Fund will distribute net capital gains, if any, at least annually and potentially semi-annually, if required, to remain in compliance with the applicable tax regulations. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional Shares.

FEDERAL TAXES. The Fund intends to qualify as a regulated investment company, as defined in the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund meets the requirements imposed by the Code and distributes all of its income and gains, the Fund will not pay any Federal income or excise taxes.


Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional Shares. Distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.


CAPITAL GAINS. You may realize a capital gain or loss when you redeem (sell) or exchange Shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"BUYING A DIVIDEND." On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy Shares just before the ex-date ("buying a dividend"), you will pay the full price for the Shares and then receive a portion of the price back as a taxable distribution.

OTHER TAX INFORMATION. In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. You should consult with your own tax adviser concerning the application of federal, state and local taxes to your distributions from the Fund.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION AND REPORTS
--------------------------------------------------------------------------------

The Shares' performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Shares' investment results and/or comparisons of its investment results to the Russell Mid-Cap Index, the Standard and Poor's 500 Composite Stock Price Index, the Standard and Poor's Mid-Cap 400 Index, the Lipper General Equity Averages, the Lipper Mid Cap Average, the Lipper Growth Fund Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Shares' investment results as used in such communications will be calculated on a yield or total return basis in the manner set forth herein. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

The Trust may provide period and average annualized "total return" quotations for the Shares. The Shares' "total return" refers to the change in the value of an investment in the Shares over a stated period based on any change in net asset value per Share and including the value of any Shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

The Trust may provide annualized "yield" quotations for the Shares. The "yield" of the Shares refers to the income generated by an investment in the Shares over a 30-day or one-month period (which period shall be stated in any such advertisement or communications). This income is then annualized; that is, the amount generated by the investment over the period is assumed to be generated over a one-year period and is shown as a percentage of investment.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Shares' expenses. In addition, during certain periods for which total return or yield quotations may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Shares' net income (and therefore its total rate of return or yield) during the period such waivers are in effect.

Shareholders will receive financial reports semi-annually that include the Shares' financial statements, including listings of investment securities held by the Fund at those dates. Annual reports are audited by independent accountants.

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The affairs of the Trust are managed under the supervision of its Board of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the Administrator of the Trust, the Trust does not require employees other than its officers. None of the Trust's officers devote full time to the affairs of the Trust. For more information with respect to the Trustees of the Trust, see "Management of the Trust" in the SAI.

INVESTMENT ADVISER


The Trust has retained the services of Bankers Trust, as Adviser. Mr. Anthony Takazawa, CFA, Vice President of Bankers Trust, has senior portfolio management responsibilities for the Fund. Mr. Takazawa joined Bankers Trust in 1996 and has managed the Fund's assets since September, 1996. Mr. Takazawa has nine years of investment and financial analysis experience. Previously, Mr. Takazawa worked at Phoenix Mutual Life Insurance Company as an investment analyst, portfolio manager and director of research.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BANKERS TRUST COMPANY AND ITS AFFILIATES


Bankers Trust, a New York banking corporation with principal offices at 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $300 billion in assets under management globally.


Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors for the first time.

Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Trust, manages the Fund, in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents or customers of Bankers Trust.


Under its Investment Advisory Agreement with the Trust, Bankers Trust receives a fee from the Fund computed daily and paid monthly at the annual rate of 0.65% of the average daily net assets of the Fund. Under certain circumstances Bankers Trust, the Fund's Adviser, has agreed to pay fees to certain securities brokers, dealers and other entities that facilitate the sale of Fund shares, and in connection therewith provide administrative, shareholder or distribution related services to the Fund or its shareholders. Fees paid to entities that administer mutual fund "supermarkets" may be higher than fees paid for other types of services.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

ADMINISTRATOR


Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee computed daily and paid monthly at the annual rate of 0.50% of the average daily net assets of the Fund. For the fiscal years ended September 30, 1997, after partial waivers, Bankers Trust received administrative service fees of 0.25% of the average daily net assets of the Fund.

Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Edgewood and its affiliates, at Bankers Trust's expense. For more information, see the SAI.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR


Edgewood Services, Inc. is the principal distributor for Shares of the Fund. In addition, Edgewood and its affiliates provide the Trust with office facilities and currently provide administration and distribution services for other registered investment companies. The principal business address of Edgewood and its affiliates is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.


SERVICE AGENT


All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers and other financial intermediaries, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund Shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

CUSTODIAN AND TRANSFER AGENT

Bankers Trust acts as Custodian of the assets of the Trust and serves as the Transfer Agent for the Trust under the Administration and Services Agreement with the Trust.

ORGANIZATION OF THE TRUST


The Trust was organized on February 28, 1992, under the laws of the Commonwealth of Massachusetts. The Fund was established and designated as a separate series of the Trust on June 23, 1992. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. On August 6, 1996, the Trustees of the Trust established and designated two classes of shares of beneficial interest of the Fund -- the Advisor class of shares and the Investment class of Shares. The shares of the other series of the Trust are offered through separate prospectuses. The Board of Trustees may establish additional series or add additional classes of shares to the Fund or other series of the Trust in the future. No series of shares has any preference over any other series.


The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund or Class is required on any matter affecting the Fund or Class on which shareholders are entitled to vote. Shareholders of a Fund or Class are not entitled to vote on Trust matters that do not affect that Fund or Class, respectively. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.


As of January 8, 1998, Northern Telecom, Jersey City, New Jersey, owned approximately 44% of the voting securities for the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

BT PYRAMID MUTUAL FUNDS
BT INVESTMENT EQUITY APPRECIATION FUND
INVESTMENT CLASS



INVESTMENT ADVISER AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY 10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


CUSTODIAN AND TRANSFER AGENT BANKERS TRUST COMPANY 130 Liberty Street (One Bankers Trust Plaza)
New York, NY 10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                      ....................................

No person has been authorized to give any information or to make any representations with respect to the Fund or the Shares other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                      ....................................


Cusip #055922751
STA 477300 (1/98)






                                  STATEMENT OF
                             ADDITIONAL INFORMATION
                                JANUARY 31, 1998

BT PYRAMID MUTUAL FUNDS
    BT INVESTMENT EQUITY APPRECIATION FUND
         INVESTMENT CLASS
         ADVISOR CLASS (not currently being offered)


BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information ("SAI") relates to BT Investment Equity Appreciation Fund (the "Fund") which seeks capital growth over the long-term through investment primarily in companies with a strong profit growth orientation. Current income is a secondary goal.

The Fund has two classes of shares, the Investment Class and the Advisor Class (each a "Class" and collectively the "Classes"). The Classes are sold by Edgewood Services, Inc. ("Edgewood"), the Trust's Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Fund's investment adviser ("Adviser"), and to clients and customers of other organizations.

This SAI is not a Prospectus and is only authorized for distribution when preceded or accompanied by the Investment Class' Prospectus dated January 31, 1998. This SAI is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with either Prospectus. Each Prospectus provides the basic information investors should know before investing. You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectuses.



                      INVESTMENT ADVISER AND ADMINISTRATOR

                              BANKERS TRUST COMPANY

                                   DISTRIBUTOR

                             EDGEWOOD SERVICES, INC.





CLEARING OPERATIONS          PITTSBURGH, PENNSYLVANIA 15230-0897 1-800-730-1313
P.O. BOX 897

I



                              TABLE OF CONTENTS



INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...................1

PERFORMANCE INFORMATION............................................15

VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND.........17

MANAGEMENT OF THE TRUST............................................18

ORGANIZATION OF THE TRUST..........................................22

TAXATION...........................................................23

FINANCIAL STATEMENTS...............................................23

APPENDIX...........................................................24

24


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               INVESTMENT POLICIES

The following is a discussion of the various investments of and techniques employed by the Fund:

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

SHORT-TERM INSTRUMENTS. When the Fund experiences large cash inflows through the sale of securities, and desirable equity securities that are consistent with the Fund's investment objective which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust;
(iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.

ILLIQUID SECURITIES. Historically, Illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. ("NASD").

The Adviser will monitor the liquidity of Rule 144A securities in the Fund's holdings under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers or sellers of the security;
(iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

LENDING OF PORTFOLIO SECURITIES. The Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Bankers Trust, Edgewood or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, or contracts based on financial indices including any index of U.S. Government Securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury Bonds, Treasury Notes, government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract, in cases where the Fund holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. To the extent the Fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Fund, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the underlying security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Board of Trustees has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and may also use stock index futures on a continual basis to equitize cash so that the fund may maintain 100% equity exposure. In addition to this requirement, the Board of Trustees has also adopted a restriction that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities and other high quality liquid debt securities in a segregated account with its custodian.

The Fund also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

OPTIONS ON SECURITIES. The Fund may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Fund will realize a profit or loss from a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund, may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

The Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's holdings. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Fund has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Trust's Board of Trustees.

OPTIONS ON SECURITIES INDICES. In addition to options on securities, the Fund may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Fund generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Fund's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect the portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices or rates of return on the Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

                                 RATING SERVICES

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require the Fund to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether the Fund should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

                             INVESTMENT RESTRICTIONS

The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "vote of a majority of the outstanding voting securities" of the Fund. "A vote of a majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this SAI and the Prospectus, means, the lesser of (i) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Trust, with respect to the Fund, may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

      (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete the portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below;

      (2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling the portfolio security;

      (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

      (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

      (5) concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its total assets may be invested in any one industry; and

      (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the Trust, on behalf of the Fund will not as a matter of operating policy:

            (i) borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its total assets;

            (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

            (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

            (iv) sell securities it does not own (short sells) such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities that the Fund contemporaneously owns or where the Fund has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund currently does not engage in short selling.);

            (v) invest for the purpose of exercising control or management of another company;

            (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund, unless permitted to exceed these limitations by an exemptive order of the SEC; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless (1) the investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Fund incurs no sales charge in connection with the investment;

            (vii) invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;

            (viii) invest more than 5% in securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. government securities);

            (ix) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable excluding (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Trust's Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Trust's Board of Trustees has determined that the commercial paper is of equivalent quality and is liquid;

            (x) invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

            (xi) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;

            (xii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment practices of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

            (xiii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

There will be no violation of any investment restrictions or policies (except with respect to illiquid securities) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

                              BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Fund are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Fund's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the management of the Fund that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Adviser's other clients. Investment decisions for the Fund and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund in concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

Prior to September 27, 1996, the Fund sought to achieve the investment objective by investing all of its investable assets in the Capital Appreciation Portfolio (the "Portfolio"), which is a separate registered investment company with an identical investment objective. The Fund's fiscal year end is September 30. Formerly, both the Fund's and the Portfolio's fiscal year end was December 31. For the fiscal year ended September 30, 1997, the Fund paid brokerage commissions in the amount of $174,242. For the fiscal year ended September 30, 1996, and the period from January 1, 1995 to September 30, 1995, the Portfolio paid brokerage commissions in the amounts of $648,897 and $247,868, respectively.

                             PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION

From time to time, quotations of the Class' performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

TOTAL RETURN: A Class' average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Class may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

Prior to September 27, 1996, the Fund did not offer classes of shares and the performance of the Investment Class was that of the Fund's.

The Fund's average annual total returns for Investment Class shares for the one-year period ended September 30, 1997, and for the period from October 12, 1993, (commencement of operations), through September 30, 1997, were 14.64% and 18.48%, respectively.

PERFORMANCE RESULTS: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in its portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         COMPARISON OF FUND PERFORMANCE

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

     Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

     Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

Investor's Daily, a daily newspaper that features financial, economic and business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morningstar Inc., a publisher of financial information and mutual fund research.

New York Times, a nationally distributed newspaper which regularly covers financial news.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

     U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line, a biweekly publication that reports on the largest 15,000 mutual funds.

     Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

                         ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation.
According to FRR 1 such factors would include consideration of the:

      type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not readily available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Class' net asset values (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund's Classes at the beginning of the period.

The Fund may, at its own option, accept securities in payment for shares of a class. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This may be a taxable transaction to the shareholder. (Consult your tax adviser for future tax guidance.) Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of the market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                             MANAGEMENT OF THE TRUST

The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

The Trustees and officers of the Trust, their birthdates and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.

                              TRUSTEES OF THE TRUST

HARRY VAN BENSCHOTEN (birthdate: February 18, 1928) -- Trustee; retired (since
1987); Director, Canada Life Insurance Corporation of New York and Competitive Technologies, Inc., a public company listed on the American Stock Exchange; Corporate Vice President, Newmont Mining Corporation (prior to 1987). His address is 6581 Ridgewood Drive, Naples, Florida 33963.

     MARTIN J. GRUBER (birthdate: July 15, 1937) -- Trustee; Chairman of the Finance Department and Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964). His address is 229 S. Irving Street, Ridgewood, New Jersey 07450.

     KELVIN J. LANCASTER (birthdate: December 10, 1924) -- Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.

                              OFFICERS OF THE TRUST

RONALD M. PETNUCH (birthdate: February 27, 1960) -- President and Treasurer; Senior Vice President, Federated Services Company ("FSC"); formerly, Director of Proprietary Client Services, Federated Administrative Services ("FAS"), and Associate Corporate Counsel, Federated Investors ("FI").

     CHARLES L. DAVIS, JR. (birthdate: March 23, 1960)-- Vice President and Assistant Treasurer; Vice President, FAS.

JAY S. NEUMAN (birthdate: April 22, 1950) -- Secretary; Corporate Counsel, FI.

     Messrs. Petnuch, Davis, and Neuman also hold similar positions for other investment companies for which Edgewood or an affiliate serves as the principal underwriter.

                           TRUSTEE COMPENSATION TABLE

                  Aggregate               Total Compensation
Name of Person,   Compensation                  From Fund Complex**
Position                From Trust*+                  Paid to Trustees***


Harry Van Benschoten          $13,125                 $27,500
Trustee of Trust

Martin J. Gruber        $13,125                 $27,500
Trustee of Trust

Kelvin J. Lancaster           $13,125                 $27,500
Trustee of Trust

* The aggregate compensation is provided for the BT Pyramid Funds which is comprised of 6 funds.

+ Information is provided for the Trust's most recent fiscal year ended December 31, 1997.

** Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.

*** The compensation is provided for the calendar year ended December 31, 1997.

     As of December 31, 1997, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund or Trust (all series taken together).

As of December 31, 1997, the following shareholders of record owned 5% or more of the outstanding Investment Class Shares of the Fund: Bankers Trust Company as trustee for Westinghouse Savannah River/Bechtel Savannah River Inc. Savings and Investment Plan, Jersey City, New Jersey, owned approximately 1,6116,175 shares (15%); Bankers Trust Company as trustee for Hanson Industries Plan 401(k), Jersey City, New Jersey, owned approximately 1,517,926 shares (14%); Bankers Trust Company as trustee for Millennium Chemicals 401(k), Jersey City, New Jersey, owned approximately 1,028,968 shares (9%); Bankers Trust Company as trustee for Sealed Air Thrift Plan & Profit Sharing Plan, Jersey City, New Jersey, owned approximately 550,280 shares (5%); and Northern Telecom Omnibus Account c/o Bankers Trust Company owned approximately 4,849,326 shares (44%).


                               INVESTMENT ADVISER

Under the terms of the investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended;
(ii) manage the Fund in accordance with the Fund's investment objective, restrictions and policies; (iii) make investment decisions for the Fund; and
(iv) place purchase and sale orders for securities and other financial instruments on behalf of the Fund.

Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.

For the fiscal year ended September 30, 1997, Bankers Trust earned $971,676 as compensation for investment advisory services provided to the Fund. For the fiscal year ended September 30, 1996, and the period from January 1, 1995, to September 30, 1995, Bankers Trust earned $1,225,764 and $482,453, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $319,524, and $131,702, respectively, to the Portfolio to cover expenses.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

The prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.

                                                                 ADMINISTRATOR

Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deem necessary for the proper administration of the Trust. Bankers Trust will: generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), custodial and transfer agency services, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to a sub-administration agreement, (the "Sub-Administration Agreement") FSC performs such sub-administration duties for the Trust as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

For the fiscal years ended September 30, 1997 and 1996, and the period from January 1, 1995 to September 30, 1995, Bankers Trust earned $747,443, $502,895 and $155,327, respectively, as compensation for administrative and other services provided to the Fund. During the same periods, Bankers Trust reimbursed $304,491, $94,051 and $57,346, respectively, to the Fund to cover expenses.

For the fiscal years ended September 30, 1996 and the period from January 1, 1995 to September 30, 1995, Bankers Trust earned $188,579, and $74,224, respectively, as compensation for administrative and other services provided to the Portfolio.

Bankers Trust has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this SAI, the most restrictive annual expense limitation applicable to any Fund or Class is 2.50% of the Fund's or Class' first $30 million of average annual net assets, 2.00% of the next $70 million of average annual net assets and 1.50% of the remaining average annual net assets.

                         CUSTODIAN AND TRANSFER AGENT

Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as Custodian for the Trust pursuant to the administration and services agreements. As Custodian, it holds the Fund's assets. Bankers Trust also serves as transfer agent of the Trust pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for each Class of Shares of the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                   USE OF NAME

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Fund. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Fund contemplated by the Advisory Agreement and other activities for the Fund described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationship with Bankers Trust and consider taking all actions necessary in the circumstances.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as Independent Accountants of the Trust.

                            ORGANIZATION OF THE TRUST

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust was organized on February 28, 1992.

                                    TAXATION

                              TAXATION OF THE FUND

The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.

                                                                 OTHER TAXATION

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Fund shareholders may be subject to state and local taxes on the Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                             FINANCIAL STATEMENTS

The financial statements for the Fund for the period ended September 30, 1997, are incorporated herein by reference to the Fund's Annual Report dated September 30, 1997 (File Nos. 33-45973 and 811-06576). A copy of the Annual Report may be obtained without charge by contacting the Fund.

APPENDIX



241



                            COMMERCIAL PAPER RATINGS

S&P'S COMMERCIAL PAPER RATINGS

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

FITCH INVESTORS SERVICE AND DUFF & PHELPS COMMERCIAL PAPER RATINGS

Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strangest issue.

Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.

                      INVESTMENT ADVISER AND ADMINISTRATOR

                              BANKERS TRUST COMPANY

                                   DISTRIBUTOR

                             EDGEWOOD SERVICES, INC.

                          CUSTODIAN AND TRANSFER AGENT

                              BANKERS TRUST COMPANY

                             INDEPENDENT ACCOUNTANTS

                            COOPERS & LYBRAND L.L.P.

                                     COUNSEL

                            WILLKIE FARR & GALLAGHER

                              --------------------



No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its SAIs or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                              --------------------





CUSIP # 055922751
STA518400 (1/98)











(BULLET)                     BT PYRAMID MUTUAL FUNDS                    (BULLET)


--------------------------------------------------------------------------------
                            BT PRESERVATIONPLUS FUND
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Seeks a high level of current income while seeking to maintain a stable value per share.


                                   PROSPECTUS
--------------------------------------------------------------------------------
                                JANUARY 31, 1998


BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company (mutual fund). The BT PreservationPlus Fund (the "Fund") is a separate series of the Trust and offers separate classes of shares. The shares offered by this prospectus are the Institutional Class of shares (the "Shares"). The Fund seeks a high level of current income while seeking to maintain a stable value per share. The Fund is offered solely to participant-directed employee benefit plans meeting specified criteria.


UNLIKE OTHER MUTUAL FUNDS, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS NET INVESTABLE ASSETS IN BT PRESERVATIONPLUS PORTFOLIO (THE "PORTFOLIO"), A SEPARATE SUBTRUST OF BT INVESTMENT PORTFOLIOS, A NEW YORK MASTER TRUST FUND (THE "PORTFOLIO TRUST"), WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE." THE FUND IS NOT A MONEY MARKET FUND, AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE VALUE PER SHARE OR OTHERWISE ACHIEVE ITS OBJECTIVE.


Please read this Prospectus before investing and keep it on file for future reference. It contains important information concerning the Fund and the Portfolio, including how the Portfolio invests and the services available to the Fund's shareholders. Bankers Trust Company ("Bankers Trust") is the investment adviser ("Adviser") of the Portfolio.


To learn more about the Fund and the Portfolio, investors can obtain a copy of the Fund's Statement of Additional Information ("SAI"), dated January 31, 1998, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by this reference. You may request a copy of the SAI or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling the Trust's Service Agent at 1-800-677-7596. The SAI, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                            EDGEWOOD SERVICES, INC.
  Clearing Operations (Bullet) P.O. Box 897 (Bullet) Pittsburgh, Pennsylvania
                              (Bullet) 15230-0897

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                      PAGE
--------------------------------------------------------------------------------


The Fund.......................................................................3



Who May Invest.................................................................3



Investment Principles and Risks................................................3



Summary of Fund Expenses.......................................................4



The Fund in Detail.............................................................6



Risk Factors: Matching the Fund to Your Investment Needs.......................7



Special Information Concerning Master Feeder Fund Structure...................10



Securities and Investment Practices of the Portfolio..........................11



Performance...................................................................14



Management of the Trusts......................................................14



Net Asset Value...............................................................16



Shareholder and Account Policies..............................................17



Transactions in Fund Shares...................................................18



Dividends and Capital Gain Distributions......................................19



Tax Considerations............................................................20



Additional Information about the Trusts.......................................20

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

The Fund's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio will seek to achieve this objective by investing in a diversified portfolio of fixed income securities, money market instruments, futures, options and other instruments ("Portfolio Securities") and by entering into contracts ("Wrapper Agreements") with financial institutions, such as insurance companies and banks, that are intended to stabilize the value per Share of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs."

There can be no assurance that the Fund will achieve its objective.

--------------------------------------------------------------------------------
WHO MAY INVEST
--------------------------------------------------------------------------------

Shares of the Fund are offered solely to participant-directed employee benefit plans meeting specified criteria (each a "Plan" and together "Plans"). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans. The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market mutual funds over most time periods. The Shares are available to employee benefit plans whose initial investment equals or exceeds $25 million. Shares are also available to employee benefit plans which invest in the Fund through an omnibus account or similar arrangement, if that omnibus account or similar arrangement makes an initial investment in the Fund of at least $25 million.

The Fund is not in itself a balanced investment plan. Plan participants should consider their investment objective and tolerance for risk when making an investment decision. When Shares are redeemed, they may be worth more or less than what they originally cost, although the nature of the Portfolio's investments -- particularly the Wrapper Agreements -- are intended by the Fund to stabilize the value per Share. A Plan offering investments in the Fund must impose certain restrictions on the ability of a Plan participant to exchange Shares for similar investment options. See "Account Information".

--------------------------------------------------------------------------------
INVESTMENT PRINCIPLES AND RISKS
--------------------------------------------------------------------------------

The value of most of the Portfolio Securities will fluctuate based upon changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, the prices of Portfolio Securities will rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the value per Share by offsetting fluctuations in the value of the Portfolio Securities under certain conditions. Under most circumstances, the combination of Portfolio Securities and Wrapper Agreements held by the Portfolio is expected to provide Fund shareholders with a constant net asset value ("NAV") per Share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Portfolio will maintain a constant NAV, and consequently that the Fund will be able to maintain a constant NAV per Share. There is also no guarantee that any Fund shareholder or Plan participant will realize the same investment return as might be realized by a direct investment in the Portfolio Securities without the Wrapper Agreements or that the Fund's rate of return will be higher than that of most money market mutual funds.

The Portfolio incurs costs in connection with its investment in Wrapper Agreements which will reduce the Fund's investment return. The Wrapper Agreements may not insulate the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, an issuer of a Wrapper Agreement could default on its obligations under the agreement or the Portfolio might be unable to obtain Wrapper Agreements covering all of its assets. Either type of default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Portfolio Trust may determine that such agreement should not be carried by the Portfolio at

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

a value sufficient to maintain the Portfolio's NAV per Share.

Bankers Trust may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.

--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

Annual operating expenses are paid out of the assets of the Portfolio and the Fund. The Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund incurs additional administrative expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must also provide semi-annual financial reports.

The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund. The expenses shown on the following pages are estimates for the first full year of operations. The table provides (i) a summary of expenses related to purchases and redemptions (sales) of Shares and the anticipated annual operating expenses of the Fund and the Portfolio, in the aggregate, as a percentage of average daily net assets and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE AGGREGATE EXPENSES OF THE FUND (INCLUDING ITS PROPORTIONATE SHARE OF THE PORTFOLIO'S EXPENSES) WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES THAT THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF THE FUND WERE INVESTED DIRECTLY IN PORTFOLIO SECURITIES AND WRAPPER AGREEMENTS.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchases                                           None
Maximum Sales Charge on Reinvested Dividends                                None
Maximum Redemption Fee                                                      2.0%

--------------------------------------------------------------------------------


Shareholder transaction expenses are charges paid when investors buy, redeem or exchange Shares. Under normal circumstances, redemptions of Shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption. See "Transactions in Fund Shares."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES
(as a percentage of the Fund's projected average daily net assets)
 ......................................................................................................................
Investment advisory fee (after reimbursement or waiver)*                                                        0.20%
12b-1 fee                                                                                                       None
Other expenses (after reimbursement or waiver)**                                                                0.20%
 ......................................................................................................................
Total operating expenses (after reimbursement or waiver)                                                        0.40%
 ......................................................................................................................

 * The Fund does not directly pay an investment advisory fee; the amount shown reflects the Fund's proportionate share of the Portfolio's investment advisory fee.

** "Other expenses" include premiums paid for Wrapper Agreements and certain additional services provided to the Fund and the Portfolio by Bankers Trust.
   Wrapper Agreements are contracts entered into by the Portfolio that are intended to stabilize the value per Share of the Fund (see "Investment
   Principles and Risks").

EXAMPLE                                                   ONE YEAR     THREE YEARS     FIVE YEARS      TEN YEARS

An investor would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return and (2)
redemption at the end of each time period. No
redemption fee has been included.                            $4            $13             $22            $51


--------------------------------------------------------------------------------


The expense table and the example above show the estimated costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee payable by the Portfolio. Without such waiver, the Portfolio's investment advisory fee would be 0.35% of its average daily net assets. Bankers Trust has also voluntarily agreed to waive a portion of its administration fees (included in "Other Expenses") payable by the Portfolio. Without such waiver, the Portfolio's "Other Expenses" would be 0.66%. Bankers Trust may terminate these voluntary waivers and reimbursements at any time in its sole discretion without notice to shareholders. In the absence of these waivers, assuming total class assets of $100 million, it is estimated that "Total Operating Expenses" of the Shares would be 1.01%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.



Shares of the Fund are sold by Edgewood Services, Inc. ("Edgewood," or the "Distributor"). For more information about the Fund's and the Portfolio's expenses see "Management of the Trusts" and "Net Asset Value." The Fund and Bankers Trust have authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As of the date of this Prospectus, the Fund has issued four classes of shares, and may issue additional classes in the future. The Fund offers each class of shares by a separate prospectus. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning each class of shares is available from Bankers Trust, as Administrator, at 1-800-677-7596.


FINANCIAL HIGHLIGHTS



The Fund will have a fiscal year end of September 30. As this is the Fund's first fiscal year, financial information with respect to the Fund is not available at this time.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES


The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in "Risk Factors:
Matching the Fund to Your Investment Needs" herein and in the SAI. There can be no assurance that the Fund's and the Portfolio's investment objective will be achieved. The investment objective of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning the Master-Feeder Fund Structure" herein.


The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its total assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

In addition, the Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.

The Fixed Income Securities include fixed income securities issued or guaranteed by the U.S. government, or any agency or instrumentality thereof; publicly or privately issued U.S. dollar-denominated debt of domestic or foreign entities, including corporate, sovereign or supranational entities; publicly issued U.S. dollar denominated asset-backed securities issued by domestic or foreign entities; mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"); mortgage pass-through securities issued by non-government entities such as banks, mortgage lenders, or other financial institutions, including private label mortgage pass-through securities and whole loans; collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are mortgage-backed debt instruments that make payments of principal and interest at a variety of intervals and are collateralized by any of the aforementioned mortgage pass-through securities or whole loans; and obligations issued or guaranteed, or backed by securities issued or guaranteed by, the U.S. government, or any of its agencies or instrumentalities, including Certificates of Accrual Treasury Securities ("CATS"), Treasury Income Growth Receipts ("TIGRs"), and Treasury Receipts ("TRs") and zero coupon securities (securities consisting solely of the principal or interest component of a U.S. Treasury bond).

The Portfolio Securities purchased by the Portfolio also include short-term investments rated, at the time of purchase, in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser, including commercial paper and time deposits, certificates of deposit, bankers' acceptances and other instruments of foreign and domestic banks and thrift institutions. The Portfolio may invest up to 35% of its total assets in such short-term investments for purposes of liquidity and up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities (as defined in "Securities and Investment Practices of the Portfolio"), when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls, and options and futures contracts. See "Risk Factors: Matching the Fund to Your Investment Needs" herein and in the SAI for more information.

In selecting securities for the Portfolio, the Adviser attempts to maintain an average portfolio duration of the Portfolio Securities within a range of 2.5 to
4.5 years. Duration is a measure of the expected life of a Fixed Income Security on a present value basis which incorporates the security's yield, coupon interest payments, final maturity and call features into a single measure.

--------------------------------------------------------------------------------
RISK FACTORS: MATCHING THE FUND
TO YOUR INVESTMENT NEEDS
--------------------------------------------------------------------------------

The following pages contain more detailed information about types of instruments in which the Portfolio may invest and strategies the Adviser may employ in pursuit of the Portfolio's investment objective. A summary of the risks and restrictions associated with these investments and investment practices is included as well.

The Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its objective. Current holdings and investment strategies will be described in the financial reports of the Fund and the Portfolio, which will be sent to Fund shareholders twice a year.


RISKS OF INVESTING IN FIXED INCOME SECURITIES. All fixed income investments have exposure to three types of risks. Credit risk is the possibility that the issuer of a Fixed Income Security will fail to make timely payments of either interest or principal to the Portfolio. Interest rate risk is the potential for fluctuations in the prices of Fixed Income Securities due to changing interest rates. Income risk is the potential for decline in the Portfolio's income due to the investment or reinvestment of assets in Fixed Income Securities when market interest rates are falling.

Although there is no assurance that it will achieve its objective, the Portfolio attempts to enhance yield while minimizing these risks. If an issuer of a Fixed Income Security or a Wrapper Provider becomes financially impaired, it may default on its obligations and the Portfolio's interest income may be reduced or the Portfolio may incur a loss of principal. This is an example of credit risk. In order to minimize credit risk, the Portfolio's assets are allocated among a diversified group of issuers. Credit analysis is applied to every security and Wrapper Provider selected for the Portfolio. Once purchased, a security and, in the case of a Wrapper Agreement, the Wrapper Provider is monitored regularly by Bankers Trust for maintenance of adequate credit characteristics. In the event that the rating of a security or Wrapper Provider is downgraded by one or more NRSRO, the Portfolio may elect to retain the security or applicable Wrapper Agreement. However, some Wrapper Agreements may require that Fixed Income Securities that fall below investment grade be liquidated within a set time period, typically within one year or less. The Portfolio may elect not to cover with Wrapper Agreements any Fixed Income Securities with a remaining maturity of 60 days or less and any cash or short term investments.

When interest rates rise, Fixed Income Security prices generally decline. When interest rates fall, Fixed Income Security prices generally increase. Generally, the longer the maturity of the Fixed Income Security, the higher its yield, although longer-term Fixed Income Securities tend to offer less price stability in response to changes in interest rates than do shorter-term investments. Therefore, portfolios with shorter average maturities tend to have less risk and lower returns than portfolios with longer average maturities. This is an example of interest rate risk. In order to help maintain an average portfolio duration of 2.5 to 4.5 years, the Portfolio will invest primarily in Fixed Income Securities of short- to intermediate-term maturities. This will help to minimize interest rate risk. In addition, unlike most traditional fixed income portfolios, the Portfolio purchases Wrapper Agreements that should offset substantially all of the price fluctuations typically associated with longer-term Fixed Income Securities.

It is important to note the distinction between the Portfolio and short-term investments such as money market funds. The securities held by the Portfolio have a longer average maturity than those of money market funds. Because a money market fund has a shorter average maturity, its yield will track the direction of current market rates of return more closely than the Portfolio. For example, in a rising interest rate environment, money market yields may rise more quickly than will the Portfolio's. In a falling interest rate environment, money market yields may fall more quickly than the Portfolio's. Over the long-term, however, intermediate and long-term Fixed Income Securities such as those purchased by the Portfolio have historically offered higher yields than short-term investments (I.E., money market funds).


RISKS OF WRAPPER AGREEMENTS. Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares. Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.

Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.


The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. A Wrapper Provider's obligation to make payments to the Portfolio may be subject to prior notice requirements for certain types of withdrawals from the Portfolio. For example, the Wrapper Agreement may require that one year's notice be provided to obtain Book Value payments with respect to withdrawals to provide liquidity for Fund redemptions that are not directed by Plan participants. The Portfolio does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the NAV of the Portfolio, and hence of the Shares, may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Portfolio's holdings of short term investments, which might adversely affect the return of the Portfolio and the Fund. Please see discussion of "Liquidity Reserve."

The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in Bankers Trust's sole discretion, render their purchase inadvisable.

If, in the event of a default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. Please see the SAI for additional information concerning Wrapper Agreements.


DERIVATIVES. The Portfolio may invest in various instruments, including the Wrapper Agreements, that are commonly known as "derivatives". Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. Bankers Trust uses derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A further description of the derivatives that the Portfolio may use and some of their associated risks is found in "Securities and Investment Practices of the Portfolio".

--------------------------------------------------------------------------------
SPECIAL INFORMATION CONCERNING THE
MASTER-FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, a separate subtrust of a registered investment company with the same investment objective as the Fund. Therefore, a Fund shareholder's interest in the Portfolio's assets is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares or other interests at the same public offering price as the Fund, due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at 1-800-677-7596.


The master-feeder fund structure is relatively complex, so shareholders should carefully consider this investment approach. Smaller investors in the Portfolio may be materially affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, investors with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes on the Portfolio's matters; the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of Portfolio assets (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution "in kind" may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing. The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust (the "Trust Board") determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Trust Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the need for approval of, its shareholders. If there is a change in the Fund's investment objective, its shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio also is not a fundamental policy. Shareholders of the Fund will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Restrictions" in the SAI for a description of the fundamental policies of the Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Portfolio.

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT PRACTICES
OF THE PORTFOLIO
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the FNMA are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by certain other U.S. agencies or instrumentalities are supported only by the credit of the entity that issued them.

OTHER U.S. DOLLAR-DENOMINATED FIXED INCOME SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

MORTGAGE-BACKED SECURITIES. The Portfolio may purchase mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.

Unlike ordinary Fixed Income Securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. The issuer of a series of CMOs may elect to be treated as a REMIC.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real, and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

ZERO COUPON SECURITIES. Zero Coupon Securities, including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

RULE 144A SECURITIES. Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as late as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period, and no income accrues to the Portfolio until settlement takes place.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" on the following pages and in the SAI. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

SHORT-TERM INVESTMENTS. The Portfolio's assets may be invested in high quality short-term investments with

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

remaining maturities of 397 days or less to maintain the Liquidity Reserve, to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.

BORROWING. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of Bankers Trust to use leverage as a normal practice in the investment of the Portfolio's assets.

HEDGING STRATEGIES. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements. The SAI contains further information on these strategies.

The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

(Bullet) the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

(Bullet) the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

(Bullet) possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

(Bullet) the possibility that the Portfolio is unable to close out or liquidate its hedged position.


ASSET COVERAGE. To assure that the Portfolio's use of futures contracts and related options, as well as when-issued and delayed delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid securities with the Portfolio's custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. Assets that are segregated for purposes of providing cover need not be physically segregated in a separate account provided that the custodian notes on its books that such assets are segregated. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------


The Fund's performance may be used from time to time in advertisements, shareholders reports or other communications to shareholders or prospective shareholders. Performance information may include investment results and/or comparisons of its investment results to the IBC Averages, Lipper Averages, an appropriate guaranteed interest contract ("GIC") average, or other various unmanaged indices or results of other mutual funds or investment or saving vehicles. The Portfolio's strategies, holdings and performance will be detailed twice a year in the Fund's financial reports, which are sent to all Fund shareholders. From time to time, the Shares' ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

Mutual fund performance is commonly measured as total return and/or yield. The performance of a class of shares is affected by its expenses and those of the Portfolio.

EXPLANATION OF TERMS

TOTAL RETURN is the change in value of an investment in the Shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

YIELD refers to the income generated by an investment in the Shares over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the Portfolio Securities and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

BOARDS OF TRUSTEES

The Trust and the Portfolio Trust (collectively the "Trusts") are each governed by a Board of Trustees that is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals may be Trustees of both Trusts, up to and including creating separate boards of trustees. See "Management of the Trusts" in the SAI for more information with respect to the Trustees and officers of the Trusts.

INVESTMENT ADVISER

The Fund has not retained the services of an investment adviser because it seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio has retained the services of Bankers Trust as its investment adviser pursuant to an Investment Advisory Agreement between the Portfolio Trust and Bankers Trust dated April 28, 1993 (the "Investment Advisory Agreement").

BANKERS TRUST COMPANY AND ITS AFFILIATES

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.


As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries.



Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. Bankers Trust is one of the nation's largest and most experienced investment managers, with over $300 billion in assets under management globally. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund and the Portfolio. Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions.

Bankers Trust, subject to the supervision and direction of the Portfolio Trust's Board, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations, including Wrapper Agreements, for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.


The Investment Advisory Agreement provides for the Portfolio Trust to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.35% per year of the average daily net assets of the Portfolio. Bankers Trust has indicated that it will voluntarily waive all but 0.20% of this fee. Under certain circumstances Bankers Trust has agreed to pay fees to certain securities brokers, dealers and other entities that facilitate the sale of Fund shares, and in connection therewith provide administrative, shareholder, or distribution related services to the Fund or its shareholders. Fees paid to entities that administer mutual fund "supermarkets" may be higher than fees paid for other types of services.


Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trusts described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

PORTFOLIO MANAGEMENT

Eric Kirsch (CFA), a Managing Director of Bankers Trust, has been responsible for the day-to-day investment management of the Portfolio since its inception. Mr. Kirsch heads the stable value investment group of Bankers Trust's Global Investment Management business. In this capacity, he manages stable value portfolios and coordinates fixed income portfolio management and trading functions with regards to these portfolios' investments. He joined Bankers Trust in 1980.


Louis R. DArienzo, a Vice President and Portfolio Manager of the structured fixed income group at Bankers Trust, has managed the Fixed Income Securities of the Portfolio since its inception. Mr. DArienzo has 16 years of trading and investment experience in structured portfolios and quantitative analysis of fixed income and derivative securities. He joined Bankers Trust in 1981.



John D. Axtell, a Principal and Stable Value Portfolio Manager at Bankers Trust, has managed the Wrapper Agreements held by the Portfolio since its inception. Mr. Axtell joined Bankers Trust in 1990.


Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

that establishes procedures for personal investing and restricts certain transactions.

ADMINISTRATOR

Under an Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per Share of the Fund and generally assists the Trust Board in all aspects of the administration and operation of the Fund. This Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, accrued daily and paid monthly, to 0.25% per year of the average daily net assets of the Fund.


Under an Administration and Services Agreement with the Portfolio Trust, Bankers Trust calculates the NAV of the Portfolio and generally assists the Portfolio in all aspects of the administration and operation of the Portfolio. This Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.05% per year of the Portfolio's average daily net assets. Under this Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including the Distributor or its affiliates, at Bankers Trust's expense.


In addition, subject to certain conditions, Bankers Trust may, out of its own resources, make ongoing payments to brokerage firms, plan administrators and fiduciaries, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

DISTRIBUTOR


Edgewood, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Edgewood and its affiliates provide the Trust with office facilities, and currently provide administration and distribution services for other registered investment companies. Edgewood is a New York corporation and a wholly-owned subsidiary of Federated Investors. Its principal offices are at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.


CUSTODIAN AND TRANSFER AGENT

Bankers Trust acts as custodian for the assets of the Portfolio and serves as the Trust's transfer agent (the "Transfer Agent") under the Administration and Services Agreement with the Trust. It is not separately compensated for these services and may, at its own expense, delegate certain services to other service providers.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------


The NAV per Share is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of the early closing. The NAV per Share is computed by dividing the value of the Fund's assets (I.E., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the fair value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, I.E., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, I.E., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Under procedures adopted by the Trust Board, an NAV per Share later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at an NAV per Share determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV per Share and the recalculated NAV per Share divided by the latter is 0.005 ( 1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, action is not required.


--------------------------------------------------------------------------------
SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------



ACCOUNT INFORMATION


The Fund is offered solely to Plans that limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

(Bullet) upon the Plan participant's death, retirement, disability or termination;

(Bullet) to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and

(Bullet) for transfers to other Plan investment options that are not "competing funds." "Competing funds" are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.


The Wrapper Agreements require that each Plan maintain the foregoing restrictions on withdrawals. Consequently, to protect the interests of Shareholders, the Fund has the right to unilaterally redeem some or all Fund Shares of a Plan which does not maintain and enforce these restrictions. These involuntary redemptions will be subject to the Fund's 2.0% redemption fee.



Fund Shares will be owned by the Plans, either directly or beneficially through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"), which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund will require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plan's initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund.

Plan participants should contact their Plan administrator or the organization that provides recordkeeping services if they have questions concerning their account. Plan administrators and fiduciaries should call 1-800-677-7596 for information regarding a Plan's account with the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


TRANSACTIONS IN FUND SHARES


Plan participant-directed purchases, exchanges and redemptions of Shares are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of purchases, exchanges and redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may direct transactions in Shares. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for these transactions to Bankers Trust.


Purchase orders for Shares that are received by Bankers Trust, as the Transfer Agent, or other authorized agent of the Fund, prior to the Valuation Time on any Valuation Day will be effective at that Valuation Time. The Trust and the Distributor reserve the right to reject any purchase order. Certificates for Shares will not be issued. Redemption requests will be processed at the NAV next determined after a request for redemption is received in good order by Bankers Trust. The Fund reserves the right to require written verification of whether a redemption request is directed by Plan participants in accordance with Plan provisions or is otherwise made by a withdrawing Plan and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all Shares redeemed under this procedure within one business day after a request is received. In no event will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and the Fund's custodian bank (Bankers Trust) are closed, or under any emergency circumstances as determined by the SEC.



The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities and in Wrapper Agreements, selected solely in the discretion of Bankers Trust. To the extent that payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain from the Portfolio and assign to the redeeming Plan or Plan Pool one or more Wrapper Agreements issued by the Wrapper Providers covering the Portfolio Securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan shareholder will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio, including the requirement that the Plan maintain the restrictions on participant withdrawals noted above. The redeeming Plan or Plan Pool must execute the assigned Wrapper Agreement(s) in order to obtain the benefits provided thereunder. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year or longer for non-participant directed withdrawals. The maintenance of Wrapper Agreements distributed in kind will also require that a Plan or Plan Pool pay fees to the Wrapper Provider directly, rather than through the Fund, and that the securities covered by the Wrapper Agreement continue to have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan or Plan Pool may freely buy and sell securities covered by a Wrapper Agreement, its management of the securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the Wrapper Agreement. Moreover, a Plan or Plan Pool may be required to obtain at its own expense the services of a qualified investment manager to execute the Wrapper Agreement and to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. Please see the SAI for additional information concerning Wrapper Agreements and redemptions in kind.


The Fund has elected, however, to redeem Shares solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Fund anticipates that it will exercise the right to redeem in kind in the case of redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to Bankers Trust. In such case, or in the case where 5% or more of Plan assets invested in the Fund are redeemed on any business day, a redemption request will not be considered received in good order unless the Plan has provided to Bankers
Trust: (i) its current name; (ii) a listing of its trustee(s); (iii) copies of Plan documents or summaries thereof describing the investment options available to and the restrictions imposed upon Plan participants; (iv) information indicating the allocation of Plan assets among available investment options; (v) for the immediately preceding three year period, a monthly summary of all cash flow activity for the Plan's investment option in which the Shares are included, detailed by contribution and benefit payment amounts

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice will also be subject to a redemption fee, payable to the Fund, of 2.0% of the proceeds of the redemption, whether in kind or in cash. However, this redemption fee shall not apply to redemptions, the proceeds of which are immediately reinvested in another class of shares of the Fund or in interests in another investment company or entity that invests exclusively in the Portfolio. The Fund reserves the right to withhold from redemption proceeds the 2.0% redemption fee if 5% or more of Plan assets invested in the Fund are redeemed on any business day pending a determination of whether the redemption fee is applicable. The Fund may incur costs in obtaining new Wrapper Agreements from Wrapper Providers to be distributed in kind. These costs will be payable from, and are not expected to exceed, the 2.0% redemption fee. The redemption price may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets (its interest in the Portfolio) at the time.

The offering price is the NAV per Share. Shares may be purchased only in those states where they may be lawfully sold.

--------------------------------------------------------------------------------
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund intends to distribute all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends from net investment income are declared daily and are paid monthly, and any net capital gains are distributed annually. An additional annual distribution ("Additional Distribution") may be paid to satisfy the tax requirements (outlined below) that the Fund distribute each year substantially all of its investment company taxable income (see "Tax Considerations").

Dividends and other distributions paid on each class of the Fund's shares are calculated at the same time and in the same manner. Dividends on the shares may be expected to differ based upon each class respective expenses. Dividends and other distributions are automatically reinvested in additional Shares unless the Plan participant directs otherwise.

The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. Consequently, in any year the amount actually distributed may differ from the income earned. If, for any year, those distributions exceed the income earned, the excess may be considered a return of capital. On the other hand, if the income earned exceeds the amount of the dividends distributed, the Fund may make an Additional Distribution of that excess. To enable the Fund to maintain a stable NAV per Share in the event of an Additional Distribution, the Trust Board may declare, effective on the ex-distribution date of an Additional Distribution, a reverse split of the Shares in an amount that will cause the total number of Shares held by each shareholder, including Shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

For example, if the Fund declares an Additional Distribution of 10(cents) per Share at a time when the NAV per Share is $10.00, a shareholder holding one Share would receive 0.01 additional Shares on reinvestment of that distribution. If there were no reverse split, the per Share NAV of the 1.01 Shares held by the shareholder would be approximately $9.90, and the aggregate value thereof would be $10.00. If a 1.01-for-1 reverse Share split were declared, however, the shareholder's holdings would be consolidated back into one Share having an NAV of $10.00. Thus, a reverse Share split will not affect the value of the total holdings of a shareholder.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


TAX CONSIDERATIONS


The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss, if any) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. The Fund intends to distribute to its shareholders all of its investment company taxable income and net capital gain at least annually, if necessary through Additional Distributions, and therefore does not anticipate incurring any federal income tax liability.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, Plans are governed by a complex set of tax rules. See your Plan administrator, your plan's Summary Plan Description, and/or a professional tax adviser regarding the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE TRUSTS
--------------------------------------------------------------------------------

The Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. The Fund is a separate series of the Trust, a Massachusetts business trust organized pursuant to a Declaration of Trust dated February 28, 1992. The Portfolio is a separate subtrust of the Portfolio Trust, a New York master trust fund organized pursuant to a Declaration of Trust dated March 27, 1993.

Each Trust reserves the right to add additional series/subtrusts in the future. There are currently no other funds investing in the Portfolio. Other funds investing in the Portfolio may have sales charges and/or different expenses than the Fund, which may affect performance. The Trust also reserves the right to issue additional classes of shares of the Fund. Each class represents an identical interest in the Fund's investment portfolio. As a result, the classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each class; (2) the expenses allocated exclusively to each class; and (3) voting rights on matters exclusively affecting a single class. The Trust Board does not anticipate that there will be any conflicts among the interests of the holders of the different classes and will take appropriate action if any such conflict arises. For more information about the different classes of shares of the Fund, please call 1-800-677-7596.

Each Trust may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve the Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending a Trust meeting are encouraged to vote by proxy. The Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full Share held and proportionate, fractional votes for fractional Shares held. A separate vote of the Fund is required on any matter affecting only the Fund on which shareholders are entitled to vote; shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund and do not require a separate vote of the Fund. All series of the Trust will vote together on certain matters, such as electing Trustees or approving independent public auditors. Under certain circumstances, the shareholders of one of series of the Trust could control the outcome of these votes. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Each subtrust of the Portfolio Trust, including the Portfolio, will vote separately on any matter involving that subtrust. Holders of interests in all the subtrusts of the Portfolio Trust, however, will vote together to elect Trustees of the Portfolio Trust and for certain other matters. The subtrusts of the Portfolio Trust will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trust. As with the Trust, the investors in one or more subtrusts of the Portfolio Trust could control the outcome of these votes. No subtrust of the Portfolio Trust has any preference over any other subtrust.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder's incurring financial loss on account of share holder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Portfolio Trust was organized as a trust under the laws of the State of New York. The Portfolio Trust's Declaration of Trust provides that the entities investing in the Portfolio (E.G., investment companies such as the Fund and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

BT PYRAMID MUTUAL FUNDS
BT PRESERVATIONPLUS FUND
INSTITUTIONAL CLASS

INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

INDEPENDENT ACCOUNTANTS ERNST & YOUNG LLP 787 Seventh Avenue New York, NY 10019

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                      ....................................

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                      ....................................


Cusip #055847818
STA 491300 (1/98)








                  (BULLET)  BT PYRAMID MUTUAL FUNDS  (BULLET)

--------------------------------------------------------------------------------
                            BT PRESERVATIONPLUS FUND
                                INVESTMENT CLASS
--------------------------------------------------------------------------------

Seeks a high level of current income while seeking to maintain a stable value per share.


                                   PROSPECTUS
--------------------------------------------------------------------------------
                                JANUARY 31, 1998


BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company (mutual fund). The BT PreservationPlus Fund ("the "Fund") is a separate series of the Trust and offers separate classes of shares. The shares offered by this prospectus are the Investment Class of shares (the "Shares"). The Fund seeks a high level of current income while seeking to maintain a stable value per share. The Fund is offered solely to participant-directed employee benefit plans meeting specified criteria.

UNLIKE OTHER MUTUAL FUNDS, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS NET INVESTABLE ASSETS IN BT PRESERVATIONPLUS PORTFOLIO (THE "PORTFOLIO"), A SEPARATE SUBTRUST OF BT INVESTMENT PORTFOLIOS, A NEW YORK MASTER TRUST FUND (THE "PORTFOLIO TRUST"), WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE." THE FUND IS NOT A MONEY MARKET FUND, AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE VALUE PER SHARE OR OTHERWISE ACHIEVE ITS OBJECTIVE.

Please read this Prospectus before investing and keep it on file for future reference. It contains important information concerning the Fund and the Portfolio, including how the Portfolio invests and the services available to the Fund's shareholders. Bankers Trust Company ("Bankers Trust") is the investment adviser ("Adviser") of the Portfolio.


To learn more about the Fund and the Portfolio, investors can obtain a copy of the Fund's Statement of Additional Information ("SAI"), dated January 31, 1998, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by this reference. You may request a copy of the SAI or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling the Trust's Service Agent at 1-800-677-7596. The SAI, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.


LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                            EDGEWOOD SERVICES, INC.
  Clearing Operations (Bullet) P.O. Box 897 (Bullet) Pittsburgh, Pennsylvania
                              (Bullet) 15230-0897

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                      PAGE
--------------------------------------------------------------------------------


The Fund.......................................................................3


Who May Invest.................................................................3

Investment Principles and Risks................................................3

Summary of Fund Expenses.......................................................4


The Fund In Detail.............................................................6



Risk Factors: Matching the Fund to Your Investment Needs.......................7


Special Information Concerning the Master-Feeder Fund Structure...............10

Securities and Investment Practices of the Portfolio..........................11

Performance...................................................................14

Management of the Trusts......................................................14

Net Asset Value...............................................................16


Shareholder And Account Policies..............................................17



Dividends and Capital Gain Distributions......................................19



Additional Information about the Trusts.......................................20

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

The Fund's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio will seek to achieve this objective by investing in a diversified portfolio of fixed income securities, money market instruments, futures, options and other instruments ("Portfolio Securities") and by entering into contracts ("Wrapper Agreements") with financial institutions, such as insurance companies and banks, that are intended to stabilize the value per Share of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs."

There can be no assurance that the Fund will achieve its objective.

--------------------------------------------------------------------------------
WHO MAY INVEST
--------------------------------------------------------------------------------

Shares of the Fund are offered solely to participant-directed employee benefit plans meeting specified criteria (each a "Plan" and together "Plans"). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans. The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market mutual funds over most time periods.

The Fund is not in itself a balanced investment plan. Plan participants should consider their investment objective and tolerance for risk when making an investment decision. When Shares are redeemed, they may be worth more or less than what they originally cost, although the nature of the Portfolio's investments -- particularly the Wrapper Agreements -- are intended by the Fund to stabilize the value per Share. A Plan offering investments in the Fund must impose certain restrictions on the ability of a Plan participant to exchange Shares for similar investment options. See "Account Information."

--------------------------------------------------------------------------------
INVESTMENT PRINCIPLES AND RISKS
--------------------------------------------------------------------------------

The value of most of the Portfolio Securities will fluctuate based upon changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, the prices of Portfolio Securities will rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the value per Share by offsetting fluctuations in the value of the Portfolio Securities under certain conditions. Under most circumstances, the combination of Portfolio Securities and Wrapper Agreements held by the Portfolio is expected to provide Fund shareholders with a constant net asset value ("NAV") per Share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Portfolio will maintain a constant NAV, and consequently that the Fund will be able to maintain a constant NAV per Share. There is also no guarantee that any Fund shareholder or Plan participant will realize the same investment return as might be realized by a direct investment in the Portfolio Securities without the Wrapper Agreements or that the Fund's rate of return will be higher than that of most money market mutual funds.

The Portfolio incurs costs in connection with its investment in Wrapper Agreements which will reduce the Fund's investment return. The Wrapper Agreements may not insulate the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, an issuer of a Wrapper Agreement could default on its obligations under the agreement or the Portfolio might be unable to obtain Wrapper Agreements covering all of its assets. Either type of default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Portfolio Trust may determine that such agreement should not be carried by the Portfolio at a value sufficient to maintain the Portfolio's NAV per Share.

Bankers Trust may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.

--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


Annual operating expenses are paid out of the assets of the Portfolio and the Fund. The Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund incurs additional administrative expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must also provide semi-annual financial reports.

The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund. The expenses shown on the following pages are estimates for the first full year of operations. The table provides (i) a summary of expenses related to purchases and redemptions (sales) of Shares and the anticipated annual operating expenses of the Fund and the Portfolio, in the aggregate, as a percentage of average daily net assets and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE AGGREGATE EXPENSES OF THE FUND (INCLUDING ITS PROPORTIONATE SHARE OF THE PORTFOLIO'S EXPENSES) WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES THAT THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF THE FUND WERE INVESTED DIRECTLY IN PORTFOLIO SECURITIES AND WRAPPER AGREEMENTS.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchases                                           None

Maximum Sales Charge on Reinvested Dividends                                None

Maximum Redemption Fee                                                      2.0%

--------------------------------------------------------------------------------

Shareholder transaction expenses are charges paid when investors buy, redeem or exchange Shares. Under normal circumstances, redemptions of Shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption. See "Transactions in Fund Shares."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES
(as a percentage of the Fund's projected average daily net assets of the Fund)
 .........................................................................................................................
Investment advisory fee (after reimbursements or waiver)*                                                       0.20%
12b-1 fees                                                                                                      None
Other expenses (after reimbursement or waiver)**                                                                0.35
 .........................................................................................................................
Total operating expenses (after reimbursements or waiver)                                                       0.55%
 .........................................................................................................................
* The Fund does not directly pay an investment advisory fee; the amount shown reflects the Fund's proportionate share of the Portfolio's investment advisory fee.
** "Other expenses" include premiums paid for Wrapper Agreements and certain additional services provided to the Fund and the Portfolio by Bankers Trust.
Wrapper Agreements are contracts entered into by the Portfolio that are intended to stabilize the value per Share of the Fund (see "Investment Principles and
Risks").

EXAMPLE                                         ONE YEAR          THREE YEARS          FIVE YEARS          TEN YEARS

An investor would pay the following expenses on a $1,000 investment assuming (1)
5% annual return and (2) redemption at the end of each time period. No redemption fee has been
included.                                          $6                 $18                 $ 31                $69


--------------------------------------------------------------------------------


The expense table and the example above show the estimated costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee payable by the Portfolio. Without such waiver, the Portfolio's investment advisory fee would be 0.35% of its average daily net assets. Bankers Trust has also voluntarily agreed to waive a portion of its administration fees (included in "Other Expenses") payable by the Portfolio. Without such waiver, the Portfolio's "Other Expenses" would be 0.66%. Bankers Trust may terminate these voluntary waivers and reimbursements at any time in its sole discretion without notice to shareholders. In the absence of these waivers, assuming total class assets of $100 million, it is estimated that "Total Operating Expenses" of the Shares would be 1.01%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.



Shares of the Fund are sold by Edgewood Services, Inc. ("Edgewood," or the "Distributor"). For more information about the Fund's and the Portfolio's expenses see "Management of the Trusts" and "Net Asset Value" herein. The Fund and Bankers Trust have authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As of the date of this prospectus, the Fund has issued two classes of shares, and may issue additional classes in the future. The Fund offers each class of shares by a separate prospectus. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning each class of shares is available from Bankers Trust, as Administrator, at 1-800-677-7596.


FINANCIAL HIGHLIGHTS



The Fund will have a fiscal year end of September 30. As this is the Fund's first fiscal year, financial information with respect to the Fund is not available at this time.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES


The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in "Risk Factors:
Matching the Fund to Your Investment Needs" herein and in the SAI. There can be no assurance that the Fund's and the Portfolio's investment objective will be achieved. The investment objective of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning the Master-Feeder Fund Structure" herein.


The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its total assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

In addition, the Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.

The Fixed Income Securities include fixed income securities issued or guaranteed by the U.S. government, or any agency or instrumentality thereof; publicly or privately issued U.S. dollar-denominated debt of domestic or foreign entities, including corporate, sovereign or supranational entities; publicly issued U.S. dollar denominated asset-backed securities issued by domestic or foreign entities; mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"); mortgage pass-through securities issued by non-government entities such as banks, mortgage lenders, or other financial institutions, including private label mortgage pass-through securities and whole loans; collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are mortgage-backed debt instruments that make payments of principal and interest at a variety of intervals and are collateralized by any of the aforementioned mortgage pass-through securities or whole loans; and obligations issued or guaranteed, or backed by securities issued or guaranteed by, the U.S. government, or any of its agencies or instrumentalities, including Certificates of Accrual Treasury Securities ("CATS"), Treasury Income Growth Receipts ("TIGRs"), and Treasury Receipts ("TRs") and zero coupon securities (securities consisting solely of the principal or interest component of a U.S. Treasury bond).

The Portfolio Securities purchased by the Portfolio also include short-term investments rated, at the time of purchase, in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser, including commercial paper and time deposits, certificates of deposit, bankers' acceptances and other instruments of foreign and domestic banks and thrift institutions. The Portfolio may invest up to 35% of its total assets in such short-term investments for purposes of liquidity and up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities (as defined in "Securities and Investment Practices of the Portfolio"), when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls, and options and futures contracts. See "Risk Factors: Matching the Fund to Your Investment Needs" in this Prospectus and in the SAI for more information.

In selecting securities for the Portfolio, the Adviser attempts to maintain an average portfolio duration of the Portfolio Securities within a range of 2.5 to
4.5 years. Duration is a measure of the expected life of a Fixed Income Security on a present value basis which incorporates the security's yield, coupon interest payments, final maturity and call features into a single measure.

--------------------------------------------------------------------------------
RISK FACTORS: MATCHING THE FUND TO YOUR
INVESTMENT NEEDS
--------------------------------------------------------------------------------

The following pages contain more detailed information about types of instruments in which the Portfolio may invest and strategies the Adviser may employ in pursuit of the Portfolio's investment objective. A summary of the risks and restrictions associated with these investments and investment practices is included as well.

The Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its objective. Current holdings and investment strategies will be described in the financial reports of the Fund and the Portfolio, which will be sent to Fund shareholders twice a year.

RISKS OF INVESTING IN FIXED INCOME SECURITIES. All fixed income investments have exposure to three types of risks. Credit risk is the possibility that the issuer of a Fixed Income Security will fail to make timely payments of either interest or principal to the Portfolio. Interest rate risk is the potential for fluctuations in the prices of Fixed Income Securities due to changing interest rates. Income risk is the potential for decline in the Portfolio's income due to the investment or reinvestment of assets in Fixed Income Securities when market interest rates are falling.

Although there is no assurance that it will achieve its objective, the Portfolio attempts to enhance yield while minimizing these risks. If an issuer of a Fixed Income Security or a Wrapper Provider becomes financially impaired, it may default on its obligations and the Portfolio's interest income may be reduced or the Portfolio may incur a loss of principal. This is an example of credit risk. In order to minimize credit risk, the Portfolio's assets are allocated among a diversified group of issuers. Credit analysis is applied to every security and Wrapper Provider selected for the Portfolio. Once purchased, a security and, in the case of a Wrapper Agreement, the Wrapper Provider is monitored regularly by Bankers Trust for maintenance of adequate credit characteristics. In the event that the rating of a security or Wrapper Provider is downgraded by one or more NRSRO, the Portfolio may elect to retain the security or applicable Wrapper Agreement. However, some Wrapper Agreements may require that Fixed Income Securities that fall below investment grade be liquidated within a set time period, typically within one year or less. The Portfolio may elect not to cover with Wrapper Agreements any Fixed Income Securities with a remaining maturity of 60 days or less and any cash or short term investments.

When interest rates rise, Fixed Income Security prices generally decline. When interest rates fall, Fixed Income Security prices generally increase. Generally, the longer the maturity of the Fixed Income Security, the higher its yield, although longer-term Fixed Income Securities tend to offer less price stability in response to changes in interest rates than do shorter-term investments. Therefore, portfolios with shorter average maturities tend to have less risk and lower returns than portfolios with longer average maturities. This is an example of interest rate risk. In order to help maintain an average portfolio duration of 2.5 to 4.5 years, the Portfolio will invest primarily in Fixed Income Securities of short- to intermediate-term maturities. This will help to minimize interest rate risk. In addition, unlike most traditional fixed income portfolios, the Portfolio purchases Wrapper Agreements that should offset substantially all of the price fluctuations typically associated with longer-term Fixed Income Securities.

It is important to note the distinction between the Portfolio and short-term investments such as money market funds. The securities held by the Portfolio have a longer average maturity than those of money market funds. Because a money market fund has a shorter average maturity, its yield will track the direction of current market rates of return more closely than the Portfolio. For example, in a rising interest rate environment, money market yields may rise more quickly than will the Portfolio's. In a falling interest rate environment, money market yields may fall more quickly than the Portfolio's. Over the long-term, however, intermediate and long-term Fixed Income Securities such as those purchased by the Portfolio have historically offered higher yields than short-term investments (I.E., money market funds).

RISKS OF WRAPPER AGREEMENTS. Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares. Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.

Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. A Wrapper Provider's obligation to make payments to the Portfolio may be subject to prior notice requirements for certain types of withdrawals from the Portfolio. For example, the Wrapper Agreement may require that one year's notice be provided to obtain Book Value payments with respect to withdrawals to provide liquidity for Fund redemptions that are not directed by Plan participants. The Portfolio does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the NAV of the Portfolio, and hence of the Shares, may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Portfolio's holdings of short term investments, which might adversely affect the return of the Portfolio and the Fund. Please see discussion of "Liquidity Reserve" herein.

The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in Bankers Trust's sole discretion, render their purchase inadvisable.

If, in the event of a default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. Please see the SAI for additional information concerning Wrapper Agreements.

DERIVATIVES. The Portfolio may invest in various instruments, including the Wrapper Agreements, that are commonly known as "derivatives." Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. Bankers Trust uses derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A further description of the derivatives that the Portfolio may use and some of their associated risks is found in "Securities and Investment Practices of the Portfolio."

--------------------------------------------------------------------------------
SPECIAL INFORMATION CONCERNING THE
MASTER-FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, a separate subtrust of a registered investment company with the same investment objective as the Fund. Therefore, a Fund shareholder's interest in the Portfolio's assets is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares or other interests at the same public offering price as the Fund, due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at 1-800-677-7596.


The master-feeder fund structure is relatively complex, so shareholders should carefully consider this investment approach. Smaller investors in the Portfolio may be materially affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, investors with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes on the Portfolio's matters; the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of Portfolio assets (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing. The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust (the "Trust Board") determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Trust Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the need for approval of, its shareholders. If there is a change in the Fund's investment objective, its shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio also is not a fundamental policy. Shareholders of the Fund will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Restrictions" in the SAI for a description of the fundamental policies of the Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Portfolio.

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT PRACTICES OF THE
PORTFOLIO
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the FNMA are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by certain other U.S. agencies or instrumentalities are supported only by the credit of the entity that issued them.

OTHER U.S. DOLLAR-DENOMINATED FIXED INCOME SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

MORTGAGE-BACKED SECURITIES. The Portfolio may purchase mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.

Unlike ordinary Fixed Income Securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. The issuer of a series of CMOs may elect to be treated as a REMIC.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

ZERO COUPON SECURITIES. Zero Coupon Securities including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

RULE 144A SECURITIES. Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as late as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period, and no income accrues to the Portfolio until settlement takes place.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" on the following pages and in the SAI. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

SHORT-TERM INVESTMENTS. The Portfolio's assets may be invested in high quality short-term investments with

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

remaining maturities of 397 days or less to maintain the Liquidity Reserve, to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.

BORROWING. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of Bankers Trust to use leverage as a normal practice in the investment of the Portfolio's assets.

HEDGING STRATEGIES. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements. The SAI contains further information on these strategies.

The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

(Bullet) the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

(Bullet) the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

(Bullet) possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

(Bullet) the possibility that the Portfolio is unable to close out or liquidate its hedged position.


ASSET COVERAGE. To assure that the Portfolio's use of futures contracts and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid securities with the Portfolio's custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. Assets that are segregated for purposes of providing cover need not be physically segregated in a separate account provided that the custodian notes on its books that such assets are segregated. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------


The Fund's performance may be used from time to time in advertisements, shareholders reports or other communications to shareholders or prospective shareholders. Performance information may include investment results and/or comparisons of its investment results to the IBC Averages, Lipper Averages, an appropriate guaranteed interest contract ("GIC") average, or other various unmanaged indices or results of other mutual funds or investment or saving vehicles. The Portfolio's strategies, holdings and performance will be detailed twice a year in the Fund's financial reports, which are sent to all Fund shareholders. From time to time, the Shares' ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

Mutual fund performance is commonly measured as total return and/or yield. The performance of a class of shares is affected by its expenses and those of the Portfolio.

EXPLANATION OF TERMS

TOTAL RETURN is the change in value of an investment in the Shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A CUMULATIVE total return reflects actual performance over a stated period of time. An AVERAGE annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.


YIELD refers to the income generated by an investment in the Shares over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the Portfolio Securities and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

BOARDS OF TRUSTEES

The Trust and the Portfolio Trust (collectively the "Trusts") are each governed by a Board of Trustees that is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals may be Trustees of both Trusts, up to and including creating separate boards of trustees. See "Management of the Trusts" in the SAI for more information with respect to the Trustees and officers of the Trusts.

INVESTMENT ADVISER

The Fund has not retained the services of an investment adviser because it seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio has retained the services of Bankers Trust as its investment adviser pursuant to an Investment Advisory Agreement between the Portfolio Trust and Bankers Trust dated April 28, 1993 (the "Investment Advisory Agreement").

BANKERS TRUST COMPANY AND ITS AFFILIATES

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, is a

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.


As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries.



Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. Bankers Trust is one of the nation's largest and most experienced investment managers, with over $300 billion in assets under management globally. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund and the Portfolio. Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions.

Bankers Trust, subject to the supervision and direction of the Portfolio Trust's Board, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations, including Wrapper Agreements, for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.


The Investment Advisory Agreement provides for the Portfolio Trust to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.35% per year of the average daily net assets of the Portfolio. Bankers Trust has indicated that it will voluntarily waive all but 0.20% of this fee. Under certain circumstances Bankers Trust has agreed to pay fees to certain securities brokers, dealers and other entities that facilitate the sale of Fund shares, and in connection therewith provide administrative, shareholder, or distribution related services to the Fund or its shareholders. Fees paid to entities that administer mutual fund "supermarkets" may be higher than fees paid for other types of services.


Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trusts described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

PORTFOLIO MANAGEMENT

Eric Kirsch (CFA), a Managing Director of Bankers Trust, has been responsible for the day-to-day investment management of the Portfolio since its inception. Mr. Kirsch heads the stable value investment group of Bankers Trust's Global Investment Management business. In this capacity, he manages stable value portfolios and coordinates fixed income portfolio management and trading functions with regards to these portfolios' investments. He joined Bankers Trust in 1980.


Louis R. DArienzo, a Vice President and Portfolio Manager of the structured fixed income group at Bankers Trust, has managed the Fixed Income Securities of the Portfolio since its inception. Mr. DArienzo has 16 years of trading and investment experience in structured portfolios and quantitative analysis of fixed income and derivative securities. He joined Bankers Trust in 1981.



John D. Axtell, a Principal and Stable Value Portfolio Manager at Bankers Trust, has managed the Wrapper

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Agreements held by the Portfolio since its inception. Mr. Axtell joined Bankers Trust in 1990.


Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

ADMINISTRATOR

Under an Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per Share of the Fund and generally assists the Trust Board in all aspects of the administration and operation of the Fund. This Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, accrued daily and paid monthly, to 0.25% per year of the average daily net assets of the Fund.


Under an Administration and Services Agreement with the Portfolio Trust, Bankers Trust calculates the NAV of the Portfolio and generally assists the Portfolio in all aspects of the administration and operation of the Portfolio. This Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.05% per year of the Portfolio's average daily net assets. Under this Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including the Distributor or its affiliates, at Bankers Trust's expense.


In addition, subject to certain conditions, Bankers Trust may, out of its own resources, make ongoing payments to brokerage firms, plan administrators and fiduciaries, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

DISTRIBUTOR


Edgewood, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Edgewood and its affiliates provide the Trust with office facilities, and currently provide administration and distribution services for other registered investment companies. Edgewood is a New York corporation and a wholly-owned subsidiary of Federated Investors. Its principal offices are at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.


CUSTODIAN AND TRANSFER AGENT

Bankers Trust acts as custodian for the assets of the Portfolio and serves as the Trust's transfer agent (the "Transfer Agent") under the Administration and Services Agreement with the Trust. It is not separately compensated for these services and may, at its own expense, delegate certain services to other service providers.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------


The NAV per Share is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of the early closing. The NAV per Share is computed by dividing the value of the Fund's assets (I.E., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the fair value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, I.E., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Under procedures adopted by the Trust Board, an NAV per Share later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at an NAV per Share determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV per Share and the recalculated NAV per Share divided by the latter is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, action is not required.

--------------------------------------------------------------------------------
SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

ACCOUNT INFORMATION

The Fund is offered solely to Plans that limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

(Bullet) upon the Plan participant's death, retirement, disability or termination;

(Bullet) to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and

(Bullet) for transfers to other Plan investment options that are not "competing funds." "Competing funds" are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.


The Wrapper Agreements require that each Plan maintain the foregoing restrictions on withdrawals. Consequently, to protect the interests of Shareholders, the Fund has the right to unilaterally redeem some or all Fund Shares of a Plan which does not maintain and enforce these restrictions. These involuntary redemptions will be subject to the Fund's 2.0% redemption fee.



Fund Shares will be owned by the Plans, either directly or beneficially through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"), which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund will require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plan's initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund.

Plan participants should contact their Plan administrator or the organization that provides recordkeeping services

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

if they have questions concerning their account. Plan administrators and fiduciaries should call 1-800-677-7596 for information regarding a Plan's account with the Fund.

TRANSACTIONS IN FUND SHARES

Plan participant-directed purchases, exchanges and redemptions of Shares are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of purchases, exchanges and redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may direct transactions in Shares. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for these transactions to Bankers Trust.

Purchase orders for Shares that are received by Bankers Trust, as the Transfer Agent, or other authorized agent of the Fund, prior to the Valuation Time on any Valuation Day will be effective at that Valuation Time. The Trust and the Distributor reserve the right to reject any purchase order. Certificates for Shares will not be issued. Redemption requests will be processed at the NAV next determined after a request for redemption is received in good order by Bankers Trust. The Fund reserves the right to require written verification of whether a redemption request is directed by Plan participants in accordance with Plan provisions or is otherwise made by a withdrawing Plan and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all Shares redeemed under this procedure within one business day after a request is received. In no event will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and the Fund's custodian bank (Bankers Trust) are closed, or under any emergency circumstances as determined by the SEC.


The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities and in Wrapper Agreements, selected solely in the discretion of Bankers Trust. To the extent that payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain from the Portfolio and assign to the redeeming Plan or Plan Pool one or more Wrapper Agreements issued by the Wrapper Providers covering the Portfolio Securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan shareholder will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio, including the requirement that the Plan maintain the restrictions on participant withdrawals noted above. The redeeming Plan or Plan Pool must execute the assigned Wrapper Agreement(s) in order to obtain the benefits provided thereunder. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year or longer for non-participant directed withdrawals. The maintenance of Wrapper Agreements distributed in kind will also require that a Plan or Plan Pool pay fees to the Wrapper Provider directly, rather than through the Fund, and that the securities covered by the Wrapper Agreement continue to have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan or Plan Pool may freely buy and sell securities covered by a Wrapper Agreement, its management of the securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the Wrapper Agreement. Moreover, a Plan or Plan Pool may be required to obtain at its own expense the services of a qualified investment manager to execute the Wrapper Agreement and to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. Please see the SAI for additional information concerning Wrapper Agreements and redemptions in kind.


The Fund has elected, however, to redeem Shares solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Fund anticipates that it will exercise the right to redeem in kind in the case of redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to Bankers Trust. In such case, or in the case where 5% or more of Plan assets invested in the Fund are redeemed on any business day, a redemption request will not be considered received in good order unless the Plan has provided to Bankers
Trust: (i) its current name; (ii) a listing of its trustee(s); (iii) copies of Plan documents or summaries thereof describing the investment options available to and the restrictions imposed upon

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Plan participants; (iv) information indicating the allocation of Plan assets among available investment options; (v) for the immediately preceding three year period, a monthly summary of all cash flow activity for the Plan's investment option in which the Shares are included, detailed by contribution and benefit payment amounts and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice will also be subject to a redemption fee, payable to the Fund, of 2.0% of the proceeds of the redemption, whether in kind or in cash. However, this redemption fee shall not apply to redemptions, the proceeds of which are immediately reinvested in another class of shares of the Fund or in interests in another investment company or entity that invests exclusively in the Portfolio. The Fund reserves the right to withhold from redemption proceeds the 2.0% redemption fee if 5% or more of Plan assets invested in the Fund are redeemed on any business day pending a determination of whether the redemption fee is applicable. The Fund may incur costs in obtaining new Wrapper Agreements from Wrapper Providers to be distributed in kind. These costs will be payable from, and are not expected to exceed, the 2.0% redemption fee. The redemption price may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets (its interest in the Portfolio) at the time.

The offering price is the NAV per Share. Shares may be purchased only in those states where they may be lawfully sold.

--------------------------------------------------------------------------------
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund intends to distribute all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends from net investment income are declared daily and are paid monthly, and any net capital gains are distributed annually. An additional annual distribution ("Additional Distribution") may be paid to satisfy the tax requirements (outlined below) that the Fund distribute each year substantially all of its investment company taxable income (see "Tax Considerations").

Dividends and other distributions paid on each class of the Fund's shares are calculated at the same time and in the same manner. Dividends on the shares may be expected to differ based upon each class's respective expenses. Dividends and other distributions are automatically reinvested in additional Shares unless the Plan participant directs otherwise.

The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. Consequently, in any year the amount actually distributed may differ from the income earned. If, for any year, those distributions exceed the income earned, the excess may be considered a return of capital. On the other hand, if the income earned exceeds the amount of the dividends distributed, the Fund may make an Additional Distribution of that excess. To enable the Fund to maintain a stable NAV per Share in the event of an Additional Distribution, the Trust Board may declare, effective on the ex-distribution date of an Additional Distribution, a reverse split of the Shares in an amount that will cause the total number of Shares held by each shareholder, including Shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

For example, if the Fund declares an Additional Distribution of 10(cents) per Share at a time when the NAV per Share is $10.00, a shareholder holding one Share would receive 0.01 additional Shares on reinvestment of that distribution. If there were no reverse split, the per Share NAV of the 1.01 Shares held by the shareholder would be approximately $9.90, and the aggregate value thereof would be $10.00. If a 1.01-for-1 reverse Share split were declared, however, the shareholder's holdings would be consolidated back into one Share having an NAV of $10.00. Thus, a reverse Share split will not affect the value of the total holdings of a shareholder.

TAX CONSIDERATIONS

The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss, if any) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. The Fund intends to distribute to its shareholders all of its investment company taxable income and net capital gain at least annually, if necessary through Additional Distributions, and therefore does not anticipate incurring any federal income tax liability.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, Plans are governed by a complex set of tax rules. See your Plan administrator, your plan's Summary Plan Description, and/or a professional tax adviser regarding the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE TRUSTS
--------------------------------------------------------------------------------

The Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. The Fund is a separate series of the Trust, a Massachusetts business trust organized pursuant to a Declaration of Trust dated February 28, 1992. The Portfolio is a separate subtrust of the Portfolio Trust, a New York master trust fund organized pursuant to a Declaration of Trust dated March 27, 1993.

Each Trust reserves the right to add additional series/subtrusts in the future. There are currently no other funds investing in the Portfolio. Other funds investing in the Portfolio may have sales charges and/or different expenses than the Fund, which may affect performance. The Trust also reserves the right to issue additional classes of shares of the Fund. Each class represents an identical interest in the Fund's investment portfolio. As a result, the classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each class; (2) the expenses allocated exclusively to each class; and (3) voting rights on matters exclusively affecting a single class. The Trust Board does not anticipate that there will be any conflicts among the interests of the holders of the different classes and will take appropriate action if any such conflict arises. For more information about the different classes of shares of the Fund, please call 1-800-677-7596.

Each Trust may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve the Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending a Trust meeting are encouraged to vote by proxy. The Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full Share held and proportionate, fractional votes for fractional Shares held. A separate vote of the Fund is required on any matter affecting only the Fund on which shareholders are entitled to vote; shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund and do not require a separate vote of the Fund. All series of the Trust will vote together on certain matters, such as electing Trustees or approving independent public auditors. Under certain circumstances, the shareholders of one of series of the Trust could control the outcome of these votes. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each subtrust of the Portfolio Trust, including the Portfolio, will vote separately on any matter involving that subtrust. Holders of interests in all the subtrusts of the Portfolio Trust, however, will vote together to elect

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Trustees of the Portfolio Trust and for certain other matters. The subtrusts of the Portfolio Trust will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trust. As with the Trust, the investors in one or more subtrusts of the Portfolio Trust could control the outcome of these votes. No subtrust of the Portfolio Trust has any preference over any other subtrust.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Portfolio Trust was organized as a trust under the laws of the State of New York. The Portfolio Trust's Declaration of Trust provides that the entities investing in the Portfolio (E.G., investment companies such as the Fund and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

BT PYRAMID MUTUAL FUNDS
BT PRESERVATIONPLUS FUND
INVESTMENT CLASS

INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

INDEPENDENT ACCOUNTANTS ERNST & YOUNG LLP 787 Seventh Avenue New York, NY 10019

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                         ..............................

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                         ..............................


Cusip #055847842
STA495300(1/98)

(BULLET)                    BT PYRAMID MUTUAL FUNDS                     (BULLET)
--------------------------------------------------------------------------------
                            BT PRESERVATIONPLUS FUND
                          INSTITUTIONAL SERVICE CLASS
--------------------------------------------------------------------------------

Seeks a high level of current income while seeking to maintain a stable value per share.

                                   PROSPECTUS
--------------------------------------------------------------------------------
                                JANUARY 31, 1998


BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company (mutual fund). The BT PreservationPlus Fund (the "Fund") is a separate series of the Trust and offers separate classes of shares. The shares offered by this prospectus are the Institutional Service Class of shares (the "Shares"). The Fund seeks a high level of current income while seeking to maintain a stable value per share. The Fund is offered solely to participant-directed employee benefit plans meeting specified criteria.


UNLIKE OTHER MUTUAL FUNDS, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS NET INVESTABLE ASSETS IN BT PRESERVATIONPLUS PORTFOLIO (THE "PORTFOLIO"), A SEPARATE SUBTRUST OF BT INVESTMENT PORTFOLIOS, A NEW YORK MASTER TRUST FUND (THE "PORTFOLIO TRUST"), WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE." THE FUND IS NOT A MONEY MARKET FUND, AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE VALUE PER SHARE OR OTHERWISE ACHIEVE ITS OBJECTIVE.


Please read this Prospectus before investing and keep it on file for future reference. It contains important information concerning the Fund and the Portfolio, including how the Portfolio invests and the services available to the Fund's shareholders. Bankers Trust Company ("Bankers Trust") is the investment adviser ("Adviser") of the Portfolio.


To learn more about the Fund and the Portfolio, investors can obtain a copy of the Fund's Statement of Additional Information ("SAI"), dated January 31, 1998, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by this reference. You may request a copy of the SAI or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling the Trust's Service Agent at 1-800-677-7596. The SAI, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                            EDGEWOOD SERVICES, INC.
  Clearing Operations (Bullet) P.O. Box 897 (Bullet) Pittsburgh, Pennsylvania
                              (Bullet) 15230-0897

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                      PAGE
--------------------------------------------------------------------------------

The Fund.......................................................................3

Who May Invest.................................................................3
Investment Principles and Risks................................................3
Summary of Fund Expenses.......................................................4

The Fund In Detail.............................................................6


Risk Factors: Matching the Fund to Your Investment Needs.......................7

Special Information Concerning the Master-Feeder Fund Structure...............10
Securities and Investment Practices of the Portfolio..........................11
Performance...................................................................14
Management of the Trusts......................................................14
Net Asset Value...............................................................16

Shareholder And Account Policies..............................................17


Dividends and Capital Gain Distributions......................................19


Additional Information about the Trusts.......................................19

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


The Fund's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio will seek to achieve this objective by investing in a diversified portfolio of fixed income securities, money market instruments, futures, options and other instruments ("Portfolio Securities") and by entering into contracts ("Wrapper Agreements") with financial institutions, such as insurance companies and banks, that are intended to stabilize the value per Share of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs."

There can be no assurance that the Fund will achieve its objective.

--------------------------------------------------------------------------------
WHO MAY INVEST
--------------------------------------------------------------------------------

Shares of the Fund are offered solely to participant-directed employee benefit plans meeting specified criteria (each a "Plan" and together "Plans"). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans. The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market mutual funds over most time periods. The Shares are available to employee benefit plans whose initial investment equals or exceeds $25 million. Shares are also available to employee benefit plans which invest in the Fund through an omnibus account or similar arrangement, if that omnibus account for similar arrangement makes an initial investment in the Fund of at least $25 million.


The Fund is not in itself a balanced investment plan. Plan participants should consider their investment objective and tolerance for risk when making an investment decision. When Shares are redeemed, they may be worth more or less than what they originally cost, although the nature of the Portfolio's investments -- particularly the Wrapper Agreements -- are intended by the Fund to stabilize the value per Share. A Plan offering investments in the Fund must impose certain restrictions on the ability of a Plan participant to exchange Shares for similar investment options. See "Account Information."

--------------------------------------------------------------------------------
INVESTMENT PRINCIPLES AND RISKS
--------------------------------------------------------------------------------

The value of most of the Portfolio Securities will fluctuate based upon changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, the prices of Portfolio Securities will rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the value per Share by offsetting fluctuations in the value of the Portfolio Securities under certain conditions. Under most circumstances, the combination of Portfolio Securities and Wrapper Agreements held by the Portfolio is expected to provide Fund shareholders with a constant net asset value ("NAV") per Share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Portfolio will maintain a constant NAV, and consequently that the Fund will be able to maintain a constant NAV per Share. There is also no guarantee that any Fund shareholder or Plan participant will realize the same investment return as might be realized by a direct investment in the Portfolio Securities without the Wrapper Agreements or that the Fund's rate of return will be higher than that of most money market mutual funds.

The Portfolio incurs costs in connection with its investment in Wrapper Agreements which will reduce the Fund's investment return. The Wrapper Agreements may not insulate the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, an issuer of a Wrapper Agreement could default on its obligations under the agreement or the Portfolio might be unable to obtain Wrapper Agreements covering all of its assets. Either type of default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Portfolio Trust may determine that such agreement should not be carried by the Portfolio at a value sufficient to maintain the Portfolio's NAV per Share.

Bankers Trust may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.
                                       3

--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------

Annual operating expenses are paid out of the assets of the Portfolio and the Fund. The Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund incurs additional administrative expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must also provide semi-annual financial reports.

The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund. The expenses shown on the following pages are estimates for the first full year of operations. The table provides (i) a summary of expenses related to purchases and redemptions (sales) of Shares and the anticipated annual operating expenses of the Fund and the Portfolio, in the aggregate, as a percentage of average daily net assets and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE AGGREGATE EXPENSES OF THE FUND (INCLUDING ITS PROPORTIONATE SHARE OF THE PORTFOLIO'S EXPENSES) WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES THAT THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF THE FUND WERE INVESTED DIRECTLY IN PORTFOLIO SECURITIES AND WRAPPER AGREEMENTS.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge on Purchases                                           None
Maximum Sales Charge on Reinvested Dividends                                None
Maximum Redemption Fee                                                      2.0%
--------------------------------------------------------------------------------


Shareholder transaction expenses are charges paid when investors buy, redeem or exchange Shares. Under normal circumstances, redemptions of Shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption. See "Transactions in Fund Shares."

--------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES
(as a percentage of the Fund's projected average daily net assets)
 .....................................................................................................................
Investment advisory fee (after reimbursement or waiver)*                                                        0.20%
12b-1 fee                                                                                                        None
Other expenses (after reimbursement or waiver)**                                                                0.35%
 .....................................................................................................................
Total operating expenses (after reimbursement or waiver)                                                        0.55%
 .....................................................................................................................

* The Fund does not directly pay an investment advisory fee; the amount shown reflects the Fund's proportionate share of the Portfolio's investment advisory fee.
** "Other expenses" include premiums paid for Wrapper Agreements and certain additional services provided to the Fund and the Portfolio by Bankers Trust, including a shareholder servicing fee of 0.15%. Wrapper Agreements are contracts entered into by the Portfolio that are intended to stabilize the value per Share of the Fund (see "Investment Principles and Risks").



EXAMPLE                                                            ONE YEAR    THREE YEARS    FIVE YEARS    TEN YEARS
An investor would pay the following expenses on a $1,000 investment assuming (1)
5% annual return and (2) redemption at the end of each time period. No redemption fee has been
included.                                                             $6           $18           $ 31          $69


--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


The expense table and the example above show the estimated costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee payable by the Portfolio. Without such waiver, the Portfolio's investment advisory fee would be 0.35% of its average daily net assets. Bankers Trust has also voluntarily agreed to waive a portion of its administration fees (included in "Other Expenses") payable by the Portfolio. Without such waiver, the Portfolio's "Other Expenses" would be 0.81%. Bankers Trust may terminate these voluntary waivers and reimbursements at any time in its sole discretion without notice to shareholders. In the absence of these waivers, assuming total class assets of $100 million, it is estimated that "Total Operating Expenses" of the Shares would be 1.16%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.


Shares of the Fund are subject to shareholder servicing fees in the maximum amount of 0.15% of the average daily net assets of the Shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and Plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering investor/shareholder's inquiries regarding the Fund and/or its classes, providing periodic statements showing the investor/shareholder's account balance and those of Plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.


Shares of the Fund are sold by Edgewood Services, Inc. ("Edgewood," or the "Distributor"). For more information about the Fund's and the Portfolio's expenses see "Management of the Trusts" and "Net Asset Value." The Fund and Bankers Trust have authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As of the date of this Prospectus, the Fund has issued four classes of shares, and may issue additional classes in the future. The Fund offers each class of shares by a separate prospectus. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning each class of shares is available from Bankers Trust, as Administrator, at 1-800-677-7596.

FINANCIAL HIGHLIGHTS

The Fund will have a fiscal year end of September 30. As this is the Fund's first fiscal year, financial information with respect to the Fund is not available at this time.
                                       5

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in "Risk Factors:
Matching the Fund to Your Investment Needs" herein and in the SAI. There can be no assurance that the Fund's and the Portfolio's investment objective will be achieved. The investment objective of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning the Master-Feeder Fund Structure" herein.


The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its total assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

In addition, the Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.

The Fixed Income Securities include fixed income securities issued or guaranteed by the U.S. government, or any agency or instrumentality thereof; publicly or privately issued U.S. dollar-denominated debt of domestic or foreign entities, including corporate, sovereign or supranational entities; publicly issued U.S. dollar denominated asset-backed securities issued by domestic or foreign entities; mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"); mortgage pass-through securities issued by non-government entities such as banks, mortgage lenders, or other financial institutions, including private label mortgage pass-through securities and whole loans; collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are mortgage-backed debt instruments that make payments of principal and interest at a variety of intervals and are collateralized by any of the aforementioned mortgage pass-through securities or whole loans; and obligations issued or guaranteed, or backed by securities issued or guaranteed by, the U.S. government, or any of its agencies or instrumentalities, including Certificates of Accrual Treasury Securities ("CATS"), Treasury Income Growth Receipts ("TIGRs"), and Treasury Receipts ("TRs") and zero coupon securities (securities consisting solely of the principal or interest component of a U.S. Treasury bond).

The Portfolio Securities purchased by the Portfolio also include short-term investments rated, at the time of purchase, in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser, including commercial paper and time deposits, certificates of deposit, bankers' acceptances and other instruments of foreign and domestic banks and thrift institutions. The Portfolio may invest up to 35% of its total assets in such short-term investments for purposes of liquidity and up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities (as defined in "Securities and Investment Practices of the Portfolio"), when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls, and options and futures contracts. See "Risk Factors: Matching the Fund to Your Investment Needs" herein and in the SAI for more information.

In selecting securities for the Portfolio, the Adviser attempts to maintain an average portfolio duration of the Portfolio Securities within a range of 2.5 to
4.5 years. Duration is a measure of the expected life of a Fixed Income Security on a present value basis which incorporates the security's yield, coupon interest payments, final maturity and call features into a single measure.

--------------------------------------------------------------------------------
RISK FACTORS: MATCHING THE FUND TO YOUR
INVESTMENT NEEDS
--------------------------------------------------------------------------------

The following pages contain more detailed information about types of instruments in which the Portfolio may invest and strategies the Adviser may employ in pursuit of the Portfolio's investment objective. A summary of the risks and restrictions associated with these investments and investment practices is included as well.

The Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its objective. Current holdings and investment strategies will be described in the financial reports of the Fund and the Portfolio, which will be sent to Fund shareholders twice a year.

RISKS OF INVESTING IN FIXED INCOME SECURITIES. All fixed income investments have exposure to three types of risks. Credit risk is the possibility that the issuer of a Fixed Income Security will fail to make timely payments of either interest or principal to the Portfolio. Interest rate risk is the potential for fluctuations in the prices of Fixed Income Securities due to changing interest rates. Income risk is the potential for decline in the Portfolio's income due to the investment or reinvestment of assets in Fixed Income Securities when market interest rates are falling.

Although there is no assurance that it will achieve its objective, the Portfolio attempts to enhance yield while minimizing these risks. If an issuer of a Fixed Income Security or a Wrapper Provider becomes financially impaired, it may default on its obligations and the Portfolio's interest income may be reduced or the Portfolio may incur a loss of principal. This is an example of credit risk. In order to minimize credit risk, the Portfolio's assets are allocated among a diversified group of issuers. Credit analysis is applied to every security and Wrapper Provider selected for the Portfolio. Once purchased, a security and, in the case of a Wrapper Agreement, the Wrapper Provider is monitored regularly by Bankers Trust for maintenance of adequate credit characteristics. In the event that the rating of a security or Wrapper Provider is downgraded by one or more NRSRO, the Portfolio may elect to retain the security or applicable Wrapper Agreement. However, some Wrapper Agreements may require that Fixed Income Securities that fall below investment grade be liquidated within a set time period, typically within one year or less. The Portfolio may elect not to cover with Wrapper Agreements any Fixed Income Securities with a remaining maturity of 60 days or less and any cash or short term investments.

When interest rates rise, Fixed Income Security prices generally decline. When interest rates fall, Fixed Income Security prices generally increase. Generally, the longer the maturity of the Fixed Income Security, the higher its yield, although longer-term Fixed Income Securities tend to offer less price stability in response to changes in interest rates than do shorter-term investments. Therefore, portfolios with shorter average maturities tend to have less risk and lower returns than portfolios with longer average maturities. This is an example of interest rate risk. In order to help maintain an average portfolio duration of 2.5 to 4.5 years, the Portfolio will invest primarily in Fixed Income Securities of short- to intermediate-term maturities. This will help to minimize interest rate risk. In addition, unlike most traditional fixed income portfolios, the Portfolio purchases Wrapper Agreements that should offset substantially all of the price fluctuations typically associated with longer-term Fixed Income Securities.

It is important to note the distinction between the Portfolio and short-term investments such as money market funds. The securities held by the Portfolio have a longer average maturity than those of money market funds. Because a money market fund has a shorter average maturity, its yield will track the direction of current market rates of return more closely than the Portfolio. For example, in a rising interest rate environment, money market yields may rise more quickly than will the Portfolio's. In a falling interest rate environment, money market yields may fall more quickly than the Portfolio's. Over the long-term, however, intermediate and long-term Fixed Income Securities such as those purchased by the Portfolio have historically offered higher yields than short-term investments (I.E., money market funds).

RISKS OF WRAPPER AGREEMENTS. Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares. Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.

Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.


The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. A Wrapper Provider's obligation to make payments to the Portfolio may be subject to prior notice requirements for certain types of withdrawals from the Portfolio. For example, the Wrapper Agreement may require that one year's notice be provided to obtain Book Value payments with respect to withdrawals to provide liquidity for Fund redemptions that are not directed by Plan participants. The Portfolio does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the NAV of the Portfolio, and hence of the Shares, may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Portfolio's holdings of short term investments, which might adversely affect the return of the Portfolio and the Fund. Please see discussion of "Liquidity Reserve" herein.

The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in Bankers Trust's sole discretion, render their purchase inadvisable.

If, in the event of a default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. Please see the SAI for additional information concerning Wrapper Agreements.


DERIVATIVES. The Portfolio may invest in various instruments, including the Wrapper Agreements, that are commonly known as "derivatives". Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. Bankers Trust uses derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A further description of the derivatives that the Portfolio may use and some of their associated risks is found in "Securities and Investment Practices of the Portfolio."

--------------------------------------------------------------------------------
SPECIAL INFORMATION CONCERNING THE
MASTER-FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, a separate subtrust of a registered investment company with the same investment objective as the Fund. Therefore, a Fund shareholder's interest in the Portfolio's assets is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares or other interests at the same public offering price as the Fund, due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at 1-800-677-7596.


The master-feeder fund structure is relatively complex, so shareholders should carefully consider this investment approach. Smaller investors in the Portfolio may be materially affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, investors with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes on the Portfolio's matters; the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of Portfolio assets (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing. The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust (the "Trust Board") determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Trust Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the need for approval of, its shareholders. If there is a change in the Fund's investment objective, its shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio also is not a fundamental policy. Shareholders of the Fund will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Restrictions" in the SAI for a description of the fundamental policies of the Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Portfolio.

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT PRACTICES OF THE
PORTFOLIO
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the FNMA are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by certain other U.S. agencies or instrumentalities are supported only by the credit of the entity that issued them.

OTHER U.S. DOLLAR-DENOMINATED FIXED INCOME SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

MORTGAGE-BACKED SECURITIES. The Portfolio may purchase mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.

Unlike ordinary Fixed Income Securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. The issuer of a series of CMOs may elect to be treated as a REMIC.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

ZERO COUPON SECURITIES. Zero Coupon Securities, including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

RULE 144A SECURITIES. Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as late as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period, and no income accrues to the Portfolio until settlement takes place.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" on the following pages and in the SAI. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

SHORT-TERM INVESTMENTS. The Portfolio's assets may be invested in high quality short-term investments with

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

remaining maturities of 397 days or less to maintain the Liquidity Reserve, to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.

BORROWING. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of Bankers Trust to use leverage as a normal practice in the investment of the Portfolio's assets.

HEDGING STRATEGIES. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements. The SAI contains further information on these strategies.

The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

(Bullet) the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

(Bullet) the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

(Bullet) possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

(Bullet) the possibility that the Portfolio is unable to close out or liquidate its hedged position.


ASSET COVERAGE. To assure that the Portfolio's use of futures contracts and related options, as well as when-issued and delayed delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid securities with the Portfolio's custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. Assets that are segregated for purposes of providing cover need not be physically segregated in a separate account provided that the custodian notes on its books that such assets are segregated. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------


The Fund's performance may be used from time to time in advertisements, shareholders reports or other communications to shareholders or prospective shareholders. Performance information may include investment results and/or comparisons of its investment results to the IBC Averages, Lipper Averages, an appropriate guaranteed interest contract ("GIC") average, or other various unmanaged indices or results of other mutual funds or investment or saving vehicles. The Portfolio's strategies, holdings and performance will be detailed twice a year in the Fund's financial reports, which are sent to all Fund shareholders. From time to time, the Shares' ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

Mutual fund performance is commonly measured as total return and/or yield. The performance of a class of shares is affected by its expenses and those of the Portfolio.

EXPLANATION OF TERMS

TOTAL RETURN is the change in value of an investment in the Shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A CUMULATIVE total return reflects actual performance over a stated period of time. An AVERAGE annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

YIELD refers to the income generated by an investment in the Shares over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the Portfolio Securities and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

BOARDS OF TRUSTEES

The Trust and the Portfolio Trust (collectively the "Trusts") are each governed by a Board of Trustees that is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals may be Trustees of both Trusts, up to and including creating separate boards of trustees. See "Management of the Trusts" in the SAI for more information with respect to the Trustees and officers of the Trusts.

INVESTMENT ADVISER

The Fund has not retained the services of an investment adviser because it seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio has retained the services of Bankers Trust as its investment adviser pursuant to an Investment Advisory Agreement between the Portfolio Trust and Bankers Trust dated April 28, 1993 (the "Investment Advisory Agreement").

BANKERS TRUST COMPANY AND ITS AFFILIATES

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street ("One Bankers Trust Plaza"), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.


As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries.



Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. Bankers Trust is one of the nation's largest and most experienced investment managers, with over $300 billion in assets under management globally. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund and the Portfolio. Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions.

Bankers Trust, subject to the supervision and direction of the Portfolio Trust's Board, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations, including Wrapper Agreements, for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.


The Investment Advisory Agreement provides for the Portfolio Trust to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.35% per year of the average daily net assets of the Portfolio. Bankers Trust has indicated that it will voluntarily waive all but 0.20% of this fee. Under certain circumstances Bankers Trust, the Funds' Adviser, has agreed to pay fees to certain securities brokers, dealers and other entities that facilitate the sale of Fund shares, and in connection therewith provide administrative, shareholder, or distribution related services to the Fund or its shareholders. Fees paid to entities that administer mutual fund "supermarkets" may be higher than fees paid for other types of services.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trusts described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

PORTFOLIO MANAGEMENT

Eric Kirsch (CFA), a Managing Director of Bankers Trust, has been responsible for the day-to-day investment management of the Portfolio since its inception. Mr. Kirsch heads the stable value investment group of Bankers Trust's Global Investment Management business. In this capacity, he manages stable value portfolios and coordinates fixed income portfolio management and trading functions with regards to these portfolios' investments. He joined Bankers Trust in 1980.


Louis R. DArienzo, a Vice President and Portfolio Manager of the structured fixed income group at Bankers Trust, has managed the Fixed Income Securities of the Portfolio since its inception. Mr. DArienzo has 16 years of trading and investment experience in structured portfolios and quantitative analysis of fixed income and derivative securities. He joined Bankers Trust in 1981.



John D. Axtell, a Principal and Stable Value Portfolio Manager at Bankers Trust, has managed the Wrapper Agreements held by the Portfolio since its inception. Mr. Axtell joined Bankers Trust in 1990.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

ADMINISTRATOR

Under an Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per Share of the Fund and generally assists the Trust Board in all aspects of the administration and operation of the Fund. This Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, accrued daily and paid monthly, to 0.25% per year of the average daily net assets of the Fund.


Under an Administration and Services Agreement with the Portfolio Trust, Bankers Trust calculates the NAV of the Portfolio and generally assists the Portfolio in all aspects of the administration and operation of the Portfolio. This Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.05% per year of the Portfolio's average daily net assets. Under this Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including the Distributor or its affiliates, at Bankers Trust's expense.


In addition, subject to certain conditions, Bankers Trust may, out of its own resources, make ongoing payments to brokerage firms, plan administrators and fiduciaries, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

DISTRIBUTOR


Edgewood, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Edgewood and its affiliates provide the Trust with office facilities, and currently provide administration and distribution services for other registered investment companies. Edgewood is a New York corporation and a wholly-owned subsidiary of Federated Investors. Its principal offices are at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.


CUSTODIAN AND TRANSFER AGENT

Bankers Trust acts as custodian for the assets of the Portfolio and serves as the Trust's transfer agent (the "Transfer Agent") under the Administration and Services Agreement with the Trust. It is not separately compensated for these services and may, at its own expense, delegate certain services to other service providers.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------


The NAV per Share is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of the early closing. The NAV per Share is computed by dividing the value of the Fund's assets (I.E., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the fair value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, I.E., a negative value, reflecting the potential liability of the Portfolio to the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, I.E., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Under procedures adopted by the Trust Board, an NAV per Share later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at an NAV per Share determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV per Share and the recalculated NAV per Share divided by the latter is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, action is not required.

--------------------------------------------------------------------------------
SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

ACCOUNT INFORMATION

The Fund is offered solely to Plans that limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

(Bullet) upon the Plan participant's death, retirement, disability or termination;

(Bullet) to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and

(Bullet) for transfers to other Plan investment options that are not "competing funds." "Competing funds" are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.


The Wrapper Agreements require that each Plan maintain the foregoing restrictions on withdrawals. Consequently, to protect the interests of Shareholders, the Fund has the right to unilaterally redeem some or all Fund Shares of a Plan which does not maintain and enforce these restrictions. These involuntary redemptions will be subject to the Fund's 2.0% redemption fee.



Fund Shares will be owned by the Plans, either directly or beneficially through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"), which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund will require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plan's initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund.

Plan participants should contact their Plan administrator or the organization that provides recordkeeping services if they have questions concerning their account. Plan administrators and fiduciaries should call 1-800-677-7596 for information regarding a Plan's account with the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES

Plan participant-directed purchases, exchanges and redemptions of Shares are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of purchases, exchanges and redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may direct transactions in Shares. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for these transactions to Bankers Trust.

Purchase orders for Shares that are received by Bankers Trust, as the Transfer Agent, or other authorized agent of the Fund, prior to the Valuation Time on any Valuation Day will be effective at that Valuation Time. The Trust and the Distributor reserve the right to reject any purchase order. Certificates for Shares will not be issued. Redemption requests will be processed at the NAV next determined after a request for redemption is received in good order by Bankers Trust. The Fund reserves the right to require written verification of whether a redemption request is directed by Plan participants in accordance with Plan provisions or is otherwise made by a withdrawing Plan and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all Shares redeemed under this procedure within one business day after a request is received. In no event will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and the Fund's custodian bank (Bankers Trust) are closed, or under any emergency circumstances as determined by the SEC.


The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities and in Wrapper Agreements, selected solely in the discretion of Bankers Trust. To the extent that payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain from the Portfolio and assign to the redeeming Plan or Plan Pool one or more Wrapper Agreements issued by the Wrapper Providers covering the Portfolio Securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan shareholder will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio, including the requirement that the Plan maintain the restrictions on participant withdrawals noted above. The redeeming Plan or Plan Pool must execute the assigned Wrapper Agreement(s) in order to obtain the benefits provided thereunder. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year or longer for non-participant directed withdrawals. The maintenance of Wrapper Agreements distributed in kind will also require that a Plan or Plan Pool pay fees to the Wrapper Provider directly, rather than through the Fund, and that the securities covered by the Wrapper Agreement continue to have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan or Plan Pool may freely buy and sell securities covered by a Wrapper Agreement, its management of the securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the Wrapper Agreement. Moreover, a Plan or Plan Pool may be required to obtain at its own expense the services of a qualified investment manager to execute the Wrapper Agreement and to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. Please see the SAI for additional information concerning Wrapper Agreements and redemptions in kind.


The Fund has elected, however, to redeem Shares solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Fund anticipates that it will exercise the right to redeem in kind in the case of redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to Bankers Trust. In such case, or in the case where 5% or more of Plan assets invested in the Fund are redeemed on any business day, a redemption request will not be considered received in good order unless the Plan has provided to Bankers
Trust: (i) its current name; (ii) a listing of its trustee(s); (iii) copies of Plan documents or summaries thereof describing the investment options available to and the restrictions imposed upon Plan participants; (iv) information indicating the allocation of Plan assets among available investment options; (v) for the immediately preceding three year period, a monthly summary of all cash flow activity for the Plan's investment option in which the Shares are included, detailed by contribution and benefit payment amounts

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice will also be subject to a redemption fee, payable to the Fund, of 2.0% of the proceeds of the redemption, whether in kind or in cash. However, this redemption fee shall not apply to redemptions, the proceeds of which are immediately reinvested in another class of shares of the Fund or in interests in another investment company or entity that invests exclusively in the Portfolio. The Fund reserves the right to withhold from redemption proceeds the 2.0% redemption fee if 5% or more of Plan assets invested in the Fund are redeemed on any business day pending a determination of whether the redemption fee is applicable. The Fund may incur costs in obtaining new Wrapper Agreements from Wrapper Providers to be distributed in kind. These costs will be payable from, and are not expected to exceed, the 2.0% redemption fee. The redemption price may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets (its interest in the Portfolio) at the time.

The offering price is the NAV per Share. Shares may be purchased only in those states where they may be lawfully sold.

--------------------------------------------------------------------------------
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund intends to distribute all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends from net investment income are declared daily and are paid monthly, and any net capital gains are distributed annually. An additional annual distribution ("Additional Distribution") may be paid to satisfy the tax requirements (outlined below) that the Fund distribute each year substantially all of its investment company taxable income (see "Tax Considerations").

Dividends and other distributions paid on each class of the Fund's shares are calculated at the same time and in the same manner. Dividends on the shares may be expected to differ based upon each class respective expenses. Dividends and other distributions are automatically reinvested in additional Shares unless the Plan participant directs otherwise.

The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. Consequently, in any year the amount actually distributed may differ from the income earned. If, for any year, those distributions exceed the income earned, the excess may be considered a return of capital. On the other hand, if the income earned exceeds the amount of the dividends distributed, the Fund may make an Additional Distribution of that excess. To enable the Fund to maintain a stable NAV per Share in the event of an Additional Distribution, the Trust Board may declare, effective on the ex-distribution date of an Additional Distribution, a reverse split of the Shares in an amount that will cause the total number of Shares held by each shareholder, including Shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

For example, if the Fund declares an Additional Distribution of 10(cents) per Share at a time when the NAV per Share is $10.00, a shareholder holding one Share would receive 0.01 additional Shares on reinvestment of that distribution. If there were no reverse split, the per Share NAV of the 1.01 Shares held by the shareholder would be approximately $9.90, and the aggregate value thereof would be $10.00. If a 1.01-for-1 reverse Share split were declared, however, the shareholder's holdings would be consolidated back into one Share having an NAV of $10.00. Thus, a reverse Share split will not affect the value of the total holdings of a shareholder.

TAX CONSIDERATIONS

The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss, if any) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. The Fund intends to distribute to its

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shareholders all of its investment company taxable income and net capital gain at least annually, if necessary through Additional Distributions, and therefore does not anticipate incurring any federal income tax liability.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, Plans are governed by a complex set of tax rules. See your Plan administrator, your plan's Summary Plan Description, and/or a professional tax adviser regarding the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE TRUSTS
--------------------------------------------------------------------------------

The Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. The Fund is a separate series of the Trust, a Massachusetts business trust organized pursuant to a Declaration of Trust dated February 28, 1992. The Portfolio is a separate subtrust of the Portfolio Trust, a New York master trust fund organized pursuant to a Declaration of Trust dated March 27, 1993.

Each Trust reserves the right to add additional series/subtrusts in the future. There are currently no other funds investing in the Portfolio. Other funds investing in the Portfolio may have sales charges and/or different expenses than the Fund, which may affect performance. The Trust also reserves the right to issue additional classes of shares of the Fund. Each class represents an identical interest in the Fund's investment portfolio. As a result, the classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each class; (2) the expenses allocated exclusively to each class; and (3) voting rights on matters exclusively affecting a single class. The Trust Board does not anticipate that there will be any conflicts among the interests of the holders of the different classes and will take appropriate action if any such conflict arises. For more information about the different classes of shares of the Fund, please call 1-800-677-7596.

Each Trust may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve the Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending a Trust meeting are encouraged to vote by proxy. The Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full Share held and proportionate, fractional votes for fractional Shares held. A separate vote of the Fund is required on any matter affecting only the Fund on which shareholders are entitled to vote; shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund and do not require a separate vote of the Fund. All series of the Trust will vote together on certain matters, such as electing Trustees or approving independent public auditors. Under certain circumstances, the shareholders of one of series of the Trust could control the outcome of these votes. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each subtrust of the Portfolio Trust, including the Portfolio, will vote separately on any matter involving that subtrust. Holders of interests in all the subtrusts of the Portfolio Trust, however, will vote together to elect Trustees of the Portfolio Trust and for certain other matters. The subtrusts of the Portfolio Trust will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trust. As with the Trust, the investors in one or more

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

subtrusts of the Portfolio Trust could control the outcome of these votes. No subtrust of the Portfolio Trust has any preference over any other subtrust.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Portfolio Trust was organized as a trust under the laws of the State of New York. The Portfolio Trust's Declaration of Trust provides that the entities investing in the Portfolio (E.G., investment companies such as the Fund and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

BT PYRAMID MUTUAL FUNDS
BT PRESERVATIONPLUS FUND
INSTITUTIONAL SERVICE CLASS


INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006


INDEPENDENT ACCOUNTANTS ERNST & YOUNG LLP 787 Seventh Avenue New York, NY 10019


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022




                           ..........................

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                          ...........................


Cusip #0558847826
STA485300 (1/98)











(BULLET)                     BT PYRAMID MUTUAL FUNDS                    (BULLET)

--------------------------------------------------------------------------------


                            BT PRESERVATIONPLUS FUND
                                 SERVICE CLASS


--------------------------------------------------------------------------------

Seeks a high level of current income while seeking to maintain a stable value per share.


                                   PROSPECTUS
--------------------------------------------------------------------------------
                                JANUARY 31, 1998


BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company (mutual fund). The BT PreservationPlus Fund (the "Fund") is a separate series of the Trust and offers separate classes of shares. The shares offered by this prospectus are the Service Class of shares (the "Shares"). The Fund seeks a high level of current income while seeking to maintain a stable value per share. The Fund is offered solely to participant-directed employee benefit plans meeting specified criteria.

UNLIKE OTHER MUTUAL FUNDS, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS NET INVESTABLE ASSETS IN BT PRESERVATIONPLUS PORTFOLIO (THE "PORTFOLIO"), A SEPARATE SUBTRUST OF BT INVESTMENT PORTFOLIOS, A NEW YORK MASTER TRUST FUND (THE "PORTFOLIO TRUST"), WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE." THE FUND IS NOT A MONEY MARKET FUND, AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE VALUE PER SHARE OR OTHERWISE ACHIEVE ITS OBJECTIVE.

Please read this Prospectus before investing and keep it on file for future reference. It contains important information concerning the Fund and the Portfolio, including how the Portfolio invests and the services available to the Fund's shareholders. Bankers Trust Company ("Bankers Trust") is the investment adviser ("Adviser") of the Portfolio.


To learn more about the Fund and the Portfolio, investors can obtain a copy of the Fund's Statement of Additional Information ("SAI"), dated January 31, 1998 which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by this reference. You may request a copy of the SAI or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling the Trust's Service Agent at 1-800-677-7596. The SAI, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.


LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                            EDGEWOOD SERVICES, INC.
  Clearing Operations (Bullet) P.O. Box 897 (Bullet) Pittsburgh, Pennsylvania
                              (Bullet) 15230-0897

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                      PAGE
--------------------------------------------------------------------------------

The Fund.......................................................................3

Who May Invest.................................................................3

Investment Principles and Risks................................................3

Summary of Fund Expenses.......................................................4

The Fund in Detail.............................................................6

Risk Factors: Matching the Fund to Your Investment Needs.......................7

Special Information Concerning the Master-Feeder Fund Structure...............10

Securities and Investment Practices of the Portfolio..........................11

Performance...................................................................14

Management of the Trusts......................................................14

Net Asset Value...............................................................16

Shareholder and Account Policies..............................................17

Dividends and Capital Gain Distributions......................................19

Additional Information about the Trusts.......................................20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

The Fund's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio will seek to achieve this objective by investing in a diversified portfolio of fixed income securities, money market instruments, futures, options and other instruments ("Portfolio Securities") and by entering into contracts ("Wrapper Agreements") with financial institutions, such as insurance companies and banks, that are intended to stabilize the value per Share of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs."

There can be no assurance that the Fund will achieve its objective.

--------------------------------------------------------------------------------
WHO MAY INVEST
--------------------------------------------------------------------------------

Shares of the Fund are offered solely to participant-directed employee benefit plans meeting specified criteria (each a "Plan" and together "Plans"). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans. The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market mutual funds over most time periods.

The Fund is not in itself a balanced investment plan. Plan participants should consider their investment objective and tolerance for risk when making an investment decision. When Shares are redeemed, they may be worth more or less than what they originally cost, although the nature of the Portfolio's investments -- particularly the Wrapper Agreements -- are intended by the Fund to stabilize the value per Share. A Plan offering investments in the Fund must impose certain restrictions on the ability of a Plan participant to exchange Shares for similar investment options. See "Account Information."

--------------------------------------------------------------------------------
INVESTMENT PRINCIPLES AND RISKS
--------------------------------------------------------------------------------

The value of most of the Portfolio Securities will fluctuate based upon changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, the prices of Portfolio Securities will rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the value per Share by offsetting fluctuations in the value of the Portfolio Securities under certain conditions. Under most circumstances, the combination of Portfolio Securities and Wrapper Agreements held by the Portfolio is expected to provide Fund shareholders with a constant net asset value ("NAV") per Share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Portfolio will maintain a constant NAV, and consequently that the Fund will be able to maintain a constant NAV per Share. There is also no guarantee that any Fund shareholder or Plan participant will realize the same investment return as might be realized by a direct investment in the Portfolio Securities without the Wrapper Agreements or that the Fund's rate of return will be higher than that of most money market mutual funds.

The Portfolio incurs costs in connection with its investment in Wrapper Agreements which will reduce the Fund's investment return. The Wrapper Agreements may not insulate the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, an issuer of a Wrapper Agreement could default on its obligations under the agreement or the Portfolio might be unable to obtain Wrapper Agreements covering all of its assets. Either type of default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Portfolio Trust may determine that such agreement should not be carried by the Portfolio at a value sufficient to maintain the Portfolio's NAV per Share.

Bankers Trust may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.

--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------

Annual operating expenses are paid out of the assets of the Portfolio and the Fund. The Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund incurs additional administrative expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must also provide semi-annual financial reports.

The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund. The expenses shown on the following pages are estimates for the first full year of operations. The table provides (i) a summary of expenses related to purchases and redemptions (sales) of Shares and the anticipated annual operating expenses of the Fund and the Portfolio, in the aggregate, as a percentage of average daily net assets and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE AGGREGATE EXPENSES OF THE FUND (INCLUDING ITS PROPORTIONATE SHARE OF THE PORTFOLIO'S EXPENSES) WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES THAT THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF THE FUND WERE INVESTED DIRECTLY IN PORTFOLIO SECURITIES AND WRAPPER AGREEMENTS.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchases                               None

Maximum Sales Charge on Reinvested Dividends                    None

Maximum Redemption Fee                                          2.0%
--------------------------------------------------------------------------------

Shareholder transaction expenses are charges paid when investors buy, redeem or exchange Shares. Under normal circumstances, redemptions of Shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption. See "Transactions in Fund Shares."

--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES
(as a percentage of the Fund's projected average daily net assets)
 .....................................................................................................................
Investment advisory fee (after reimbursement or waiver)*                                                       0.20%
12b-1 fee                                                                                                       None
Other expenses (after reimbursement or waiver)**                                                               0.50%
 .....................................................................................................................
Total operating expenses (after reimbursement or waiver)                                                       0.70%


 * The Fund does not directly pay an investment advisory fee; the amount shown reflects the Fund's proportionate share of the Portfolio's investment advisory fee.

** "Other expenses" include premiums paid for Wrapper Agreements and certain additional services provided to the Fund and the Portfolio by Bankers Trust, including a shareholder servicing fee of 0.15%. Wrapper Agreements are contracts entered into by the Portfolio that are intended to stabilize the value per Share of the Fund (see "Investment Principles and Risks").


EXAMPLE                                                          ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
An investor would pay the following expenses on a $1,000 investment assuming (1)
5% annual return and (2) redemption at the end of each time period. No redemption
fee has been included.                                              $7          $22           $39         $87





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


The expense table and the example above show the estimated costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee payable by the Portfolio. Without such waiver, the Portfolio's investment advisory fee would be 0.35% of its average daily net assets. Bankers Trust has also voluntarily agreed to waive a portion of its administration fees (included in "Other Expenses") payable by the Portfolio. Without such waiver, the Portfolio's "Other Expenses" would be 0.81%. Bankers Trust may terminate these voluntary waivers and reimbursements at any time in its sole discretion without notice to shareholders. In the absence of these waivers, assuming total class assets of $100 million, it is estimated that "Total Operating Expenses" of the Shares would be 1.16%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.


Service Class Shares are subject to shareholder servicing fees in the maximum amount of 0.15% of the average daily net assets of the Shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and Plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering investor/shareholder's inquiries regarding the Fund and/or its classes, providing periodic statements showing the investor/shareholder's account balance and those of Plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.


Shares of the Fund are sold by Edgewood Services, Inc. ("Edgewood," or the "Distributor"). For more information about the Fund's and the Portfolio's expenses see "Management of the Trusts" and "Net Asset Value" herein. The Fund and Bankers Trust have authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As of the date of this prospectus, the Fund has issued two classes of shares, and may issue additional classes in the future. The Fund offers each class of shares by a separate prospectus. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning each class of shares is available from Bankers Trust, as Administrator, at 1-800-677-7596.

FINANCIAL HIGHLIGHTS


The Fund will have a fiscal year end of September 30. As this is the Fund's first fiscal year, financial information with respect to the Fund is not available at this time.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES


The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in "Risk Factors:
Matching the Fund to Your Investment Needs" herein and in the SAI. There can be no assurance that the Fund's and the Portfolio's investment objective will be achieved. The investment objective of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning the Master-Feeder Fund Structure" herein.


The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its total assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

In addition, the Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.

The Fixed Income Securities include fixed income securities issued or guaranteed by the U.S. government, or any agency or instrumentality thereof; publicly or privately issued U.S. dollar-denominated debt of domestic or foreign entities, including corporate, sovereign or supranational entities; publicly issued U.S. dollar denominated asset-backed securities issued by domestic or foreign entities; mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"); mortgage pass-through securities issued by non-government entities such as banks, mortgage lenders, or other financial institutions, including private label mortgage pass-through securities and whole loans; collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are mortgage-backed debt instruments that make payments of principal and interest at a variety of intervals and are collateralized by any of the aforementioned mortgage pass-through securities or whole loans; and obligations issued or guaranteed, or backed by securities issued or guaranteed by, the U.S. government, or any of its agencies or instrumentalities, including Certificates of Accrual Treasury Securities ("CATS"), Treasury Income Growth Receipts ("TIGRs"), and Treasury Receipts ("TRs") and zero coupon securities (securities consisting solely of the principal or interest component of a U.S. Treasury bond).

The Portfolio Securities purchased by the Portfolio also include short-term investments rated, at the time of purchase, in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser, including commercial paper and time deposits, certificates of deposit, bankers' acceptances and other instruments of foreign and domestic banks and thrift institutions. The Portfolio may invest up to 35% of its total assets in such short-term investments for purposes of liquidity and up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities (as defined in "Securities and Investment Practices of the Portfolio"), when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls, and options and futures contracts. See "Risk Factors: Matching the Fund to Your Investment Needs" in this Prospectus and in the SAI for more information.

In selecting securities for the Portfolio, the Adviser attempts to maintain an average portfolio duration of the Portfolio Securities within a range of 2.5 to
4.5 years. Duration is a measure of the expected life of a Fixed Income Security on a present value basis which incorporates the security's yield, coupon interest payments, final maturity and call features into a single measure.

--------------------------------------------------------------------------------
RISK FACTORS: MATCHING THE FUND TO YOUR
INVESTMENT NEEDS
--------------------------------------------------------------------------------

The following pages contain more detailed information about types of instruments in which the Portfolio may invest and strategies the Adviser may employ in pursuit of the Portfolio's investment objective. A summary of the risks and restrictions associated with these investments and investment practices is included as well.

The Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its objective. Current holdings and investment strategies will be described in the financial reports of the Fund and the Portfolio, which will be sent to Fund shareholders twice a year.

RISKS OF INVESTING IN FIXED INCOME SECURITIES. All fixed income investments have exposure to three types of risks. Credit risk is the possibility that the issuer of a Fixed Income Security will fail to make timely payments of either interest or principal to the Portfolio. Interest rate risk is the potential for fluctuations in the prices of Fixed Income Securities due to changing interest rates. Income risk is the potential for decline in the Portfolio's income due to the investment or reinvestment of assets in Fixed Income Securities when market interest rates are falling.

Although there is no assurance that it will achieve its objective, the Portfolio attempts to enhance yield while minimizing these risks. If an issuer of a Fixed Income Security or a Wrapper Provider becomes financially impaired, it may default on its obligations and the Portfolio's interest income may be reduced or the Portfolio may incur a loss of principal. This is an example of credit risk. In order to minimize credit risk, the Portfolio's assets are allocated among a diversified group of issuers. Credit analysis is applied to every security and Wrapper Provider selected for the Portfolio. Once purchased, a security and, in the case of a Wrapper Agreement, the Wrapper Provider is monitored regularly by Bankers Trust for maintenance of adequate credit characteristics. In the event that the rating of a security or Wrapper Provider is downgraded by one or more NRSRO, the Portfolio may elect to retain the security or applicable Wrapper Agreement. However, some Wrapper Agreements may FI require that Fixed Income Securities that fall below investment grade be liquidated within a set time period, typically within one year or less. The Portfolio may elect not to cover with Wrapper Agreements any Fixed Income Securities with a remaining maturity of 60 days or less and any cash or short term investments.

When interest rates rise, Fixed Income Security prices generally decline. When interest rates fall, Fixed Income Security prices generally increase. Generally, the longer the maturity of the Fixed Income Security, the higher its yield, although longer-term Fixed Income Securities tend to offer less price stability in response to changes in interest rates than do shorter-term investments. Therefore, portfolios with shorter average maturities tend to have less risk and lower returns than portfolios with longer average maturities. This is an example of interest rate risk. In order to help maintain an average portfolio duration of 2.5 to 4.5 years, the Portfolio will invest primarily in Fixed Income Securities of short- to intermediate-term maturities. This will help to minimize interest rate risk. In addition, unlike most traditional fixed income portfolios, the Portfolio purchases Wrapper Agreements that should offset substantially all of the price fluctuations typically associated with longer-term Fixed Income Securities.

It is important to note the distinction between the Portfolio and short-term investments such as money market funds. The securities held by the Portfolio have a longer average maturity than those of money market funds. Because a money market fund has a shorter average maturity, its yield will track the direction of current market rates of return more closely than the Portfolio. For example, in a rising interest rate environment, money market yields may rise more quickly than will the Portfolio's. In a falling interest rate environment, money market yields may fall more quickly than the Portfolio's. Over the long-term, however, intermediate and long-term Fixed Income Securities such as those purchased by the Portfolio have historically offered higher yields than short-term investments (I.E., money market funds).

RISKS OF WRAPPER AGREEMENTS. Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares. Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.

Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. A Wrapper Provider's obligation to make payments to the Portfolio may be subject to prior notice requirements for certain types of withdrawals from the Portfolio. For example, the Wrapper Agreement may require that one year's notice be provided to obtain Book Value payments with respect to withdrawals to provide liquidity for Fund redemptions that are not directed by Plan participants. The Portfolio does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the NAV of the Portfolio, and hence of the Shares, may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Portfolio's holdings of short term investments, which might adversely affect the return of the Portfolio and the Fund. Please see discussion of "Liquidity Reserve" herein.

The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in Bankers Trust's sole discretion, render their purchase inadvisable.

If, in the event of a default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. Please see the SAI for additional information concerning Wrapper Agreements.

DERIVATIVES. The Portfolio may invest in various instruments, including the Wrapper Agreements, that are commonly known as "derivatives". Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. Bankers Trust uses derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A further description of the derivatives that the Portfolio may use and some of their associated risks is found in "Securities and Investment Practices of the Portfolio."

--------------------------------------------------------------------------------
SPECIAL INFORMATION CONCERNING THE
MASTER-FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, a separate subtrust of a registered investment company with the same investment objective as the Fund. Therefore, a Fund shareholder's interest in the Portfolio's assets is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares or other interests at the same public offering price as the Fund, due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at 1-800-677-7596.


The master-feeder fund structure is relatively complex, so shareholders should carefully consider this investment approach. Smaller investors in the Portfolio may be materially affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, investors with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes on the Portfolio's matters; the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of Portfolio assets (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing. The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust (the "Trust Board") determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Trust Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the need for approval of, its shareholders. If there is a change in the Fund's investment objective, its shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio also is not a fundamental policy. Shareholders of the Fund will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Restrictions" in the SAI for a description of the fundamental policies of the Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Portfolio.

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT PRACTICES OF THE
PORTFOLIO
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the FNMA are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by certain other U.S. agencies or instrumentalities are supported only by the credit of the entity that issued them.

OTHER U.S. DOLLAR-DENOMINATED FIXED INCOME SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

MORTGAGE-BACKED SECURITIES. The Portfolio may purchase mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.

Unlike ordinary Fixed Income Securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. The issuer of a series of CMOs may elect to be treated as a REMIC.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

ZERO COUPON SECURITIES. Zero Coupon Securities including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

RULE 144A SECURITIES. Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as late as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period, and no income accrues to the Portfolio until settlement takes place.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" on the following pages and in the SAI. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS. The Portfolio's assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity Reserve, to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.

BORROWING. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of Bankers Trust to use leverage as a normal practice in the investment of the Portfolio's assets.

HEDGING STRATEGIES. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements. The SAI contains further information on these strategies.

The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

(Bullet) the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

(Bullet) the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

(Bullet) possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

(Bullet) the possibility that the Portfolio is unable to close out or liquidate its hedged position.


ASSET COVERAGE. To assure that the Portfolio's use of futures contracts and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid securities with the Portfolio's custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. Assets that are segregated for purposes of providing cover need not be physically segregated in a separate account provided that the custodian notes on its books that such assets are segregated. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------


The Fund's performance may be used from time to time in advertisements, shareholders reports or other communications to shareholders or prospective shareholders. Performance information may include investment results and/or comparisons of its investment results to the IBC Averages, Lipper Averages, an appropriate guaranteed interest contract ("GIC") average, or other various unmanaged indices or results of other mutual funds or investment or saving vehicles. The Portfolio's strategies, holdings and performance will be detailed twice a year in the Fund's financial reports, which are sent to all Fund shareholders. From time to time, the Shares' ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

Mutual fund performance is commonly measured as total return and/or yield. The performance of a class of shares is affected by its expenses and those of the Portfolio.

EXPLANATION OF TERMS

Total Return is the change in value of an investment in the Shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A CUMULATIVE total return reflects actual performance over a stated period of time. An AVERAGE annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

YIELD refers to the income generated by an investment in the Shares over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the Portfolio Securities and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

BOARDS OF TRUSTEES

The Trust and the Portfolio Trust (collectively the "Trusts") are each governed by a Board of Trustees that is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals may be Trustees of both Trusts, up to and including creating separate boards of trustees. See "Management of the Trusts" in the SAI for more information with respect to the Trustees and officers of the Trusts.

INVESTMENT ADVISER

The Fund has not retained the services of an investment adviser because it seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio has retained the services of Bankers Trust as its investment adviser pursuant to an Investment Advisory Agreement between the Portfolio Trust and Bankers Trust dated April 28, 1993 (the "Investment Advisory Agreement").

BANKERS TRUST COMPANY AND ITS AFFILIATES

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.


As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries.



Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. Bankers Trust is one of the nation's largest and most experienced investment managers, with over $300 billion in assets under management globally. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund and the Portfolio. Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions.

Bankers Trust, subject to the supervision and direction of the Portfolio Trust's Board, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations, including Wrapper Agreements, for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.


The Investment Advisory Agreement provides for the Portfolio Trust to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.35% per year of the average daily net assets of the Portfolio. Bankers Trust has indicated that it will voluntarily waive all but 0.20% of this fee. Under certain circumstances Bankers Trust has agreed to pay fees to certain securities brokers, dealers and other entities that facilitate the sale of Fund shares, and in connection therewith provide administrative, shareholder, or distribution related services to the Fund or its shareholders. Fees paid to entities that administer mutual fund "supermarkets" may be higher than fees paid for other types of services.


Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trusts described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

PORTFOLIO MANAGEMENT

Eric Kirsch (CFA), a Managing Director of Bankers Trust, has been responsible for the day-to-day investment management of the Portfolio since its inception. Mr. Kirsch heads the stable value investment group of Bankers Trust's Global Investment Management business. In this capacity, he manages stable value portfolios and coordinates fixed income portfolio management and trading functions with regards to these portfolios' investments. He joined Bankers Trust in 1980.


Louis R. D'Arienzo, a Vice President and Portfolio Manager of the structured fixed income group at Bankers Trust, has managed the Fixed Income Securities of the Portfolio since its inception. Mr. D'Arienzo has 16 years of trading and investment experience in structured portfolios and quantitative analysis of fixed income and derivative securities. He joined Bankers Trust in 1981.



John D. Axtell, a Principal and Stable Value Portfolio Manager at Bankers Trust, has managed the Wrapper Agreements held by the Portfolio since its inception. Mr. Axtell joined Bankers Trust in 1990.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

ADMINISTRATOR

Under an Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per Share of the Fund and generally assists the Trust Board in all aspects of the administration and operation of the Fund. This Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, accrued daily and paid monthly, to 0.25% per year of the average daily net assets of the Fund.


Under an Administration and Services Agreement with the Portfolio Trust, Bankers Trust calculates the NAV of the Portfolio and generally assists the Portfolio in all aspects of the administration and operation of the Portfolio. This Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.05% per year of the Portfolio's average daily net assets. Under this Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including the Distributor or its affiliates, at Bankers Trust's expense.


In addition, subject to certain conditions, Bankers Trust may, out of its own resources, make ongoing payments to brokerage firms, plan administrators and fiduciaries, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

DISTRIBUTOR


Edgewood, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Edgewood and its affiliates provide the Trust with office facilities, and currently provide administration and distribution services for other registered investment companies. Edgewood is a New York corporation and a wholly-owned subsidiary of Federated Investors. Its principal offices are at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.


CUSTODIAN AND TRANSFER AGENT

Bankers Trust acts as custodian for the assets of the Portfolio and serves as the Trust's transfer agent (the "Transfer Agent") under the Administration and Services Agreement with the Trust. It is not separately compensated for these services and may, at its own expense, delegate certain services to other service providers.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------


The NAV per Share is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of the early closing. The NAV per Share is computed by dividing the value of the Fund's assets (I.E., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the fair value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, I.E., a negative value, reflecting the potential liability of the Portfolio to the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, I.E., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Under procedures adopted by the Trust Board, an NAV per Share later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at an NAV per Share determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV per Share and the recalculated NAV per Share divided by the latter is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, action is not required.

--------------------------------------------------------------------------------
SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

ACCOUNT INFORMATION

The Fund is offered solely to Plans that limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

(Bullet) upon the Plan participant's death, retirement, disability or termination;

(Bullet) to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and

(Bullet) for transfers to other Plan investment options that are not "competing funds." "Competing funds" are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.


The Wrapper Agreements require that each Plan maintain the foregoing restrictions on withdrawals. Consequently, to protect the interests of Shareholders, the Fund has the right to unilaterally redeem some or all Fund Shares of a Plan which does not maintain and enforce these restrictions. These involuntary redemptions will be subject to the Fund's 2.0% redemption fee.



Fund Shares will be owned by the Plans, either directly or beneficially through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"), which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund will require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plan's initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund.

Plan participants should contact their Plan administrator or the organization that provides recordkeeping services if they have questions concerning their account. Plan administrators and fiduciaries should call 1-800-677-7596 for information regarding a Plan's account with the Fund.

TRANSACTIONS IN FUND SHARES

Plan participant-directed purchases, exchanges and redemptions of Shares are handled in accordance with

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of purchases, exchanges and redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may direct transactions in Shares. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for these transactions to Bankers Trust.


Purchase orders for Shares that are received by Bankers Trust, as the Transfer Agent, or other authorized agent of the Fund, prior to the Valuation Time on any Valuation Day will be effective at that Valuation Time. The Trust and the Distributor reserve the right to reject any purchase order. Certificates for Shares will not be issued. Redemption requests will be processed at the NAV next determined after a request for redemption is received in good order by Bankers Trust. The Fund reserves the right to require written verification of whether a redemption request is directed by Plan participants in accordance with Plan provisions or is otherwise made by a withdrawing Plan and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all Shares redeemed under this procedure within one business day after a request is received. In no event will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and the Fund's custodian bank (Bankers Trust) are closed, or under any emergency circumstances as determined by the SEC.



The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities and in Wrapper Agreements, selected solely in the discretion of Bankers Trust. To the extent that payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain from the Portfolio and assign to the redeeming Plan or Plan Pool one or more Wrapper Agreements issued by the Wrapper Providers covering the Portfolio Securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan shareholder will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio, including the requirement that the Plan maintain restrictions on participant withdrawals noted above. The redeeming Plan or Plan Pool must execute the assigned Wrapper Agreement(s) in order to obtain the benefits provided thereunder. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year or longer for non-participant directed withdrawals. The maintenance of Wrapper Agreements distributed in kind will also require that a Plan or Plan Pool pay fees to the Wrapper Provider directly, rather than through the Fund, and that the securities covered by the Wrapper Agreement continue to have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan or Plan Pool may freely buy and sell securities covered by a Wrapper Agreement, its management of the securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the Wrapper Agreement. Moreover, a Plan or Plan Pool may be required to obtain at its own expense the services of a qualified investment manager to execute the Wrapper Agreement and to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. Please see the SAI for additional information concerning Wrapper Agreements and redemptions in kind.


The Fund has elected, however, to redeem Shares solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Fund anticipates that it will exercise the right to redeem in kind in the case of redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to Bankers Trust. In such case, or in the case where 5% or more of Plan assets invested in the Fund are redeemed on any business day, a redemption request will not be considered received in good order unless the Plan has provided to Bankers
Trust: (i) its current name; (ii) a listing of its trustee(s); (iii) copies of Plan documents or summaries thereof describing the investment options available to and the restrictions imposed upon Plan participants; (iv) information indicating the allocation of Plan assets among available investment options; (v) for the immediately preceding three year period, a monthly summary of all cash flow activity for the Plan's investment option in which the Shares are included, detailed by contribution and benefit payment amounts and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8,
1984). Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice will also be subject to a redemption fee, payable to the Fund, of 2.0% of the proceeds of the redemption, whether in kind or in cash. However, this redemption fee shall not apply to redemptions, the proceeds of which are immediately reinvested in another class of shares of the Fund or in interests in another investment company or entity that invests exclusively in the Portfolio. The Fund reserves the right to withhold from redemption proceeds the 2.0% redemption fee if 5% or more of Plan assets invested in the Fund are redeemed on any business day pending a determination of whether the redemption fee is applicable. The Fund may incur costs in obtaining new Wrapper Agreements from Wrapper Providers to be distributed in kind. These costs will be payable from, and are not expected to exceed, the 2.0% redemption fee. The redemption price may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets (its interest in the Portfolio) at the time.

The offering price is the NAV per Share. Shares may be purchased only in those states where they may be lawfully sold.

--------------------------------------------------------------------------------
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund intends to distribute all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends from net investment income are declared daily and are paid monthly, and any net capital gains are distributed annually. An additional annual distribution ("Additional Distribution") may be paid to satisfy the tax requirements (outlined below) that the Fund distribute each year substantially all of its investment company taxable income (see "Tax Considerations").

Dividends and other distributions paid on each class of the Fund's shares are calculated at the same time and in the same manner. Dividends on the shares may be expected to differ based upon each class's respective expenses. Dividends and other distributions are automatically reinvested in additional Shares unless the Plan participant directs otherwise.

The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. Consequently, in any year the amount actually distributed may differ from the income earned. If, for any year, those distributions exceed the income earned, the excess may be considered a return of capital. On the other hand, if the income earned exceeds the amount of the dividends distributed, the Fund may make an Additional Distribution of that excess. To enable the Fund to maintain a stable NAV per Share in the event of an Additional Distribution, the Trust Board may declare, effective on the ex-distribution date of an Additional Distribution, a reverse split of the Shares in an amount that will cause the total number of Shares held by each shareholder, including Shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

For example, if the Fund declares an Additional Distribution of 10(cents) per Share at a time when the NAV per Share is $10.00, a shareholder holding one Share would receive 0.01 additional Shares on reinvestment of that distribution. If there were no reverse split, the per Share NAV of the 1.01 Shares held by the shareholder would be approximately $9.90, and the aggregate value thereof would be $10.00. If a 1.01-for-1 reverse Share split were declared, however, the shareholder's holdings would be consolidated back into one Share having an NAV of $10.00. Thus, a reverse Share split will not affect the value of the total holdings of a shareholder.

TAX CONSIDERATIONS

The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss, if any) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. The Fund intends to distribute to its

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shareholders all of its investment company taxable income and net capital gain at least annually, if necessary through Additional Distributions, and therefore does not anticipate incurring any federal income tax liability.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, Plans are governed by a complex set of tax rules. See your Plan administrator, your plan's Summary Plan Description, and/or a professional tax adviser regarding the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE TRUSTS
--------------------------------------------------------------------------------

The Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. The Fund is a separate series of the Trust, a Massachusetts business trust organized pursuant to a Declaration of Trust dated February 28, 1992. The Portfolio is a separate subtrust of the Portfolio Trust, a New York master trust fund organized pursuant to a Declaration of Trust dated March 27, 1993.

Each Trust reserves the right to add additional series/subtrusts in the future. There are currently no other funds investing in the Portfolio. Other funds investing in the Portfolio may have sales charges and/or different expenses than the Fund, which may affect performance. The Trust also reserves the right to issue additional classes of shares of the Fund. Each class represents an identical interest in the Fund's investment portfolio. As a result, the classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each class; (2) the expenses allocated exclusively to each class; and (3) voting rights on matters exclusively affecting a single class. The Trust Board does not anticipate that there will be any conflicts among the interests of the holders of the different classes and will take appropriate action if any such conflict arises. For more information about the different classes of shares of the Fund, please call 1-800-677-7596.

Each Trust may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve the Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending a Trust meeting are encouraged to vote by proxy. The Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full Share held and proportionate, fractional votes for fractional Shares held. A separate vote of the Fund is required on any matter affecting only the Fund on which shareholders are entitled to vote; shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund and do not require a separate vote of the Fund. All series of the Trust will vote together on certain matters, such as electing Trustees or approving independent public auditors. Under certain circumstances, the shareholders of one of series of the Trust could control the outcome of these votes. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each subtrust of the Portfolio Trust, including the Portfolio, will vote separately on any matter involving that subtrust. Holders of interests in all the subtrusts of the Portfolio Trust, however, will vote together to elect Trustees of the Portfolio Trust and for certain other matters. The subtrusts of the Portfolio Trust will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trust. As with the Trust, the investors in one or more

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

subtrusts of the Portfolio Trust could control the outcome of these votes. No subtrust of the Portfolio Trust has any preference over any other subtrust.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Portfolio Trust was organized as a trust under the laws of the State of New York. The Portfolio Trust's Declaration of Trust provides that the entities investing in the Portfolio (E.G., investment companies such as the Fund and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

BT PYRAMID MUTUAL FUNDS
BT PRESERVATIONPLUS FUND
SERVICE CLASS

INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

INDEPENDENT ACCOUNTANTS ERNST & YOUNG LLP 787 Seventh Avenue New York, NY 10019

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                      ....................................

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                      ....................................


Cusip #055847834
STA508300 (1/98)









                                  STATEMENT OF
                            ADDITIONAL INFORMATION

                              JANUARY 31, 1998

BT PYRAMID MUTUAL FUNDS:

BT PRESERVATIONPLUS FUND

   INVESTMENT CLASS
   SERVICE CLASS
   INSTITUTIONAL CLASS
   INSTITUTIONAL SERVICE CLASS

BT PreservationPlus Fund (the "Fund") is a separate series of BT Pyramid Mutual Funds (the "Trust"), an open-end, management investment company (mutual fund). The Investment Class, Service Class, Institutional Class, and Institutional Service Class of shares (individually and collectively referred to as "Shares" as the context may require) of the Fund are described herein.

As described in the Shares' respective Prospectuses, the Fund seeks to achieve its investment objective by investing all its net investable assets in BT PreservationPlus Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a separate subtrust of BT Investment Portfolios, a New York master trust fund (the "Portfolio Trust").

Because the investment characteristics of the Fund correspond directly to those of the Portfolio (in which the Fund invests all of its assets), the following is a discussion of the various investments of and techniques employed by the Portfolio. The Fund is designed as an alternative investment to guaranteed investment contracts ("GICs"), collective GIC funds, bank investment contracts ("BICS"), and so-called "synthetic GICs."

Shares are sold by Edgewood Services, Inc., the Trust's distributor (the "Distributor"), to participant-directed employee benefit plans meeting specified criteria ("Plans"). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"). Bankers Trust Company ("Bankers Trust") is the Portfolio's investment adviser ("Adviser").

The Fund's Prospectuses (individually and collectively referred to as the "Prospectus" as the context may require) are dated January 31, 1998. The Prospectus provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund and the Portfolio and should be read in conjunction with the Prospectus. . You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. This SAI is not an offer by the Fund to an investor that has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Prospectus.

                              BANKERS TRUST COMPANY

              INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR

                             EDGEWOOD SERVICES, INC.

                                   DISTRIBUTOR

      P.O. BOX 897RATIONPITTSBURGH, PENNSYLVANIA 15230-0897 1-800-730-1313

                              TABLE OF CONTENTS

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..............................1

PERFORMANCE INFORMATION.....................................................13

VALUATION OF ASSETS; REDEMPTIONS IN KIND....................................14

MANAGEMENT OF THE TRUSTS....................................................16

ORGANIZATION OF THE TRUST...................................................20

TAXATION....................................................................21

APPENDIX................................................................24

22





                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVE

The investment objective of the Fund is a high level of current income while seeking to maintain a stable value per share. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              INVESTMENT POLICIES

The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund to do so.

The following is a discussion of the various investments of and techniques employed by the Portfolio.

Short-Term Instruments. The Portfolio may hold short-term investments consisting of foreign and domestic (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have an outstanding long-term debt rating of A or higher by Standard & Poor's Ratings Group ("S&P") or A-2 or higher by Moody's Investors Service, Inc. ("Moody's") or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial paper. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix.

Mortgage- and Asset-Backed Securities. The yield characteristics of the mortgage- and asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, their yield. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. Collateralized mortgage obligation ("CMO") classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Zero-Coupon Securities. The Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. Zero coupon securities usually trade at a substantial discount from their face or par value. Zero coupon securities are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

Wrapper Agreements. Wrapper Agreements are structured with a number of different features. Wrapper Agreements purchased by the Portfolio are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Portfolio enters into particular types of Wrapper Agreements depending upon their respective cost to the Portfolio and the Wrapper Provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Portfolio will enter into participating Wrapper Agreements of open-end maturity and hybrid Wrapper Agreements.

Under a NON-PARTICIPATING WRAPPER AGREEMENT, the Wrapper Provider becomes obligated to make a payment to the Portfolio whenever the Portfolio sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event"). Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider whenever the Portfolio sells Covered Assets at a price above their Book Value in response to a Benefit Event. In neither case is the Crediting Rate adjusted at the time of the Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Portfolio is protected against decreases in the market value of the Covered Assets below Book Value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

Under a PARTICIPATING WRAPPER AGREEMENT, the obligation of the Wrapper Provider or the Portfolio to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the Crediting Rate.

Under a HYBRID WRAPPER AGREEMENT, the obligation of the Wrapper Provider or the Portfolio to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur.

A FIXED-MATURITY WRAPPER AGREEMENT terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

An EVERGREEN WRAPPER AGREEMENT has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets.

Wrapper Providers are banks, insurance companies and other financial institutions. The number of Wrapper Providers has been increasing in recent years. As of November 1996, there were approximately fifteen Wrapper Providers rated in the top two long-term rating categories by Moody's, S&P or another NRSRO. The cost of Wrapper Agreements is typically 0.10% to 0.25% per dollar of Covered Assets per annum.

In the event of the default of a Wrapper Provider, the Portfolio could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrapper Provider. However, the impact of such a default on the Portfolio as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the Wrapper Provider would have no obligation to make payments to the Portfolio under those circumstances. In addition, the Portfolio may be able to obtain another Wrapper Agreement from another Wrapper Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting Wrapper Provider. If the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of seeking to maintain a stable value per Share.

With respect to payments made under the Wrapper Agreements between the Portfolio and the Wrapper Provider, some Wrapper Agreements, as noted in the Fund's prospectus, provide that payments may be due upon disposition of the Covered Assets, while others provide for payment only upon the total liquidation of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which Portfolio Securities are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. Under the terms of most Wrapper Agreements, the Wrapper Provider will have the right to terminate the Wrapper Agreement in the event that material changes are made to the Portfolio's investment objectives or limitations or to the nature of the Portfolio's operations. In such event, the Portfolio may be obligated to pay the Wrapper Provider termination fees equal in amount to the premiums that would have been due had the Wrapper Agreement continued through the predetermined period. The Portfolio will have the right to terminate a Wrapper Agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination of a Wrapper Agreement or conversion of an evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the duration of some portion of the Fund's portfolio securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the Portfolio and the Fund.

For a description of Wrapper Provider ratings, see the Appendix.

Illiquid Securities. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay.
Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A under the 1933 Act, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this rule and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Adviser will monitor the liquidity of Rule 144A securities held by the Portfolio under the supervision of the Portfolio Trust Board. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with its custodian (Bankers Trust) a segregated account with liquid assets, consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments.

Additional U.S. Government Obligations. The Portfolio may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credit of the issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association (the "GNMA"), the Farmers Home Administration and the Export-Import Bank.

Futures Contracts and Options on Futures Contracts -- General. The successful use of these instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on its ability to forecast interest rate movements correctly. If interest rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options thereon or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options thereon and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices, including any index of U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into futures contracts based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA modified pass-through mortgage-backed securities and three-month U.S. Treasury bills. The Portfolio may also enter into futures contracts that are based on bonds issued by entities other than the U.S. government.

At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and "variation margin" may be required (that is, the Portfolio may have to provide or may receive cash that reflects any decline or increase in the contract's value).

At the time of delivery of securities pursuant to a futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the termination date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the Portfolio's acquisition or sale of a futures contract is to attempt to protect the Portfolio from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities held by the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the Portfolio's NAV from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts for the acquisition of debt securities may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of the underlying debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Bankers Trust may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if its investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates that would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. The Portfolio may purchase and write (sell) options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the option ("exercise price"), the Portfolio will retain the full amount of the net premium (the premium received for writing the option less any commission), which will provide a partial hedge against any decline that may have occurred in its portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option net premium, which will provide a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio may incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, such losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates. The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Portfolio Trust Board has adopted a restriction that the Portfolio will not enter into any futures contract or option on a futures contract if immediately thereafter the amount of margin deposits on all the futures contracts held by the Portfolio and premiums paid on outstanding options on its futures contracts (other than those entered into for BONA FIDE hedging purposes) would exceed 5% of the market value of the Portfolio's net assets.

Options on Securities. The Portfolio may write (sell) covered call and put options on its portfolio securities ("covered options") to a limited extent in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options it writes. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is maintained by the Portfolio in cash, U.S. government securities and other high quality liquid securities in a segregated account with its custodian.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the exercise price by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the net premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase the option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may enter into a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Portfolio writes an option, an amount equal to the net premium received is included in the liability section of its Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the net premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose of benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Portfolio has adopted certain non-fundamental policies concerning option transactions that are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded if the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that will not be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. Bankers Trust will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolio Trust Board.

Options on Securities Indices. In addition to options on securities, the Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement on expiration of the option based upon the difference between the exercise price and the value of the index.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio's holdings may not correlate precisely with movements in the level of an index, and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

                                 RATING SERVICES

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Portfolio Trust Board. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings referred to herein and in the Prospectus is set forth in the Appendix.

                             INVESTMENT RESTRICTIONS

The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (1) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by them. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

None of the fundamental and non-fundamental policies described below shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective. Because the Fund and the Portfolio have the same fundamental policies and the Fund invests all of its net investable assets in the Portfolio, the following discussion (though speaking only of the Portfolio) applies to the Fund as well.

     Fundamental Restrictions. As a matter of fundamental policy, the Portfolio may not:

         (1) Borrow money (including through reverse repurchase or dollar roll transactions) in excess of 5% of the Portfolio's total assets (taken at cost), except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its total assets. The Portfolio may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

         (2) Underwrite securities issued by other persons except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) Make loans to other persons except (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of its total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

         (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for its portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

         (5) Concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry;

         (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

         (7) Purchase, with respect to 75% of the Portfolio's total assets, securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that options or futures contracts shall not be subject to this restriction; and

     (8) Invest, with respect to 75% of the Portfolio's total assets, more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer.

Non-Fundamental Restrictions. In order to comply with certain statutes and policies and for other reasons, the Portfolio will not, as a matter of operating policy (these restrictions may be changed by a vote of the Trustees or the Portfolio Trust or the Trust as applicable without shareholder approval):

      (i) purchase any security or evidence of interest therein on margin, except that short-term credit necessary for the clearance of purchases and sales of securities may be obtained and deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures contracts;

      (ii) sell securities it does not own (short sales). (This restriction does not preclude short sales "against the box" (that is, sales of securities (a) the Portfolio contemporaneously owns or (b) where the Portfolio has the right to obtain securities equivalent in kind and amount to those sold). The Portfolio has no current intention to engage in short selling);

      (iii) purchase securities issued by any investment company except to the extent permitted by the 1940 Act, except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger; and

      (iv) invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Portfolio Trust Board to be liquid).

An investment restriction will not be considered violated if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment or any other later change.

The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures contracts and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including, to the extent and in the manner permitted by applicable law, the Adviser or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes (a) advice as to (i) the value of securities, (ii) the advisability of investing in, purchasing or selling securities, and (iii) the availability of securities or purchasers or sellers of securities and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Adviser may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Portfolio Trust Board may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions. The Adviser will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market or statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the Portfolio's management that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

In certain instances there may be securities that are suitable for the Portfolio, as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated between (among) clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

     PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION

From time to time, quotations of the Shares' performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

      YIELD: Yield refers to the income generated by an investment over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond mutual funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

      Performance information or advertisements may include comparisons of the Shares' investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Shares' ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

      Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the securities held by the Portfolio and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Shares' net income (and therefore its yield and total return) during the period such waivers are in effect.

      TOTAL RETURN: The Shares' average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Shares' may also calculate total return figures that represent aggregate performance over a period or year-by-year performance.

      PERFORMANCE RESULTS: Any performance information provided for the Shares' should not be considered as representative of its performance in the future, because the NAV and public offering price of Shares will vary based not only on the type, quality and maturities of the securities held by the Portfolio but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. Total return reflects the performance of both principal and income.

                         COMPARISON OF FUND PERFORMANCE

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, ValueLine, Wall Street Journal, Weisenberger Investment Companies Services, Working Women and Worth.

     ECONOMIC AND MARKET INFORMATION

Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

                    VALUATION OF ASSETS; REDEMPTIONS IN KIND

Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

The NAV per Share is calculated once on each Valuation Day as of the Valuation Time, which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of such early closing. The NAV per Share is computed by dividing the value of the Fund's assets (I.E., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the Wrapper Value generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, I.E., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, I.E., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determine that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (formerly Accounting Series Release No. 113) ("FRR 1"), which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1, such factors would include consideration of the --

            type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

The Adviser will value securities purchased by the Portfolio that are restricted as to resale or for which current market quotations are not readily available, including Wrapper Agreements, based upon all relevant factors as outlined in FRR 1.

The Fund and the Portfolio each reserves the right, if conditions exist that make cash payments undesirable, or for other reasons, to honor any request for redemption or withdrawal, respectively, by making payment wholly or partly in Portfolio Securities and in Wrapper Agreements, as the same may be chosen by the Adviser in its sole discretion (a "redemption in kind"). Such securities and Wrapper Agreements shall be valued as they are for purposes of computing the Fund's or the Portfolio's NAV, as the case may be. If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting those securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain and assign to the redeeming Plan or Plan Pool one or more Wrapper Agreements issued by the Wrapper Providers covering the portfolio securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming shareholder will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio. The redeeming Plan or Plan Pool must execute the assigned Wrapper Agreement(s) in order to obtain the benefits provided thereunder. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year (or more for non-participant directed withdrawals). The maintenance of Wrapper Agreements distributed in kind may also require that a withdrawing Plan or Plan Pool pay fees to the Wrapper Provider. Such fees are anticipated to be comparable to the fees paid by the Portfolio with respect to Covered Assets (typically 0.10% to 0.25% annually per dollar of Covered Assets). Wrapper Agreements distributed in kind will also require the portfolio securities covered be of a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan or Plan Pool may freely sell portfolio securities covered by a Wrapper Agreement, its management of the portfolio securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the agreements. Moreover, a Plan or Plan Pool may be required to obtain at its own expense the services of a qualified investment manager to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. In some cases, however, a Plan or Plan Pool may be able to further assign the Wrapper Agreements and covered securities to other commingled investment vehicles, such as a bank collective fund, and thereby avoid the imposition of these additional expenses.

The Trust, on behalf of the Fund, and the Portfolio have to redeem Shares or beneficial interests, respectively, with respect to any one investor during any 90-day period solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund or the Portfolio, as the case may be, at the beginning of the period. The Trust, on behalf of the Fund, is also seeking an exemptive order from the SEC with respect to redemptions in kind made to 5% or greater shareholders of the Fund.

The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind to a shareholder thereof, and therefore Fund shareholders that receive redemptions in kind will receive Portfolio Securities and Wrapper Agreements of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each business day the Portfolio determines its NAV. At the close of business on each such day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage effective for that day that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to a fraction (a) the numerator of which is the value of the investor's investment in the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on that day, and (b) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors therein. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

                            MANAGEMENT OF THE TRUSTS

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or the Portfolio, as the case may be. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trusts, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.

     TRUSTEES OF THE TRUST

     MARTIN J. GRUBER (birthdate: 7/15/1937) - Trustee; Chairman of the Finance Department and Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964). His address is 229 S. Irving Street, Ridgewood, New Jersey 07450.

     KELVIN J. LANCASTER (birthdate: 12/10/1924) - Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.

HARRY VAN BENSCHOTEN (birthdate: 2/18/1928) - Trustee; Director, Canada Life Insurance Company of New York; Director, Competitive Technologies, Inc., a public company listed on the American Stock Exchange; Retired (since 1987); Corporate Vice President, Newmont Mining Corporation (prior to 1987).
His address is 6581 Ridgewood Drive, Naples, Florida 33963.

                         TRUSTEES OF THE PORTFOLIO TRUST

     CHARLES P. BIGGAR (birthdate: 10/13/1930) - Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birthdate: 3/28/1930) - Trustee; Retired; Director, Coutts Group; Coutts (U.S.A.) International; Coutts Trust Holdings Ltd.; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

     PHILIP SAUNDERS, JR. (birthdate: 10/11/1935) - Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

                             OFFICERS OF THE TRUSTS

Unless otherwise specified, each officer listed below holds the same position with each Trust.

     RONALD M. PETNUCH (birthdate: 2/27/1960) - President and Treasurer, Senior Vice President; Federated Services Company ("FSC"); formerly, Director of Proprietary Client Services, Federated Administrative Services ("FAS"), and Associate Corporate Counsel, Federal Investors ("FI").

     CHARLES L. DAVIS, JR. (birthdate: 3/23/1960) - Vice President and Assistant Treasurer; Vice President, FAS.

JAY S. NEUMAN (birthdate: 4/22/1950) - Secretary; Corporate Counsel, FI.

     Messrs. Petnuch, Davis and Neuman also hold similar positions for other investment companies for which Edgewood, or an affiliate, serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or trustee of the Trusts. No director, officer or employee of Edgewood or any of its affiliates will receive any compensation from the Trust or the Portfolio for serving as an officer or trustee of the Trust or the Portfolio.

                           TRUSTEE COMPENSATION TABLE

                        Aggregate         Aggregate      Total Compensation
Name of Person,         Compensation      Compensation   from Fund Complex**
Position,               from Trust*+      from Portfolio+   Paid to Trustees***
Harry Van Benschoten    $13,125           N/A            $27,500
Trustee of Trust

Martin J. Gruber        $13,125           N/A            $27,500
Trustee of Trust

Kelvin J. Lancaster     $13,125           N/A            $27,500
Trustee of Trust

Charles P. Biggar       N/A               $142           $27,500
Trustee of
Portfolio Trust

S. Leland Dill          N/A               $142           $27,500
Trustee of
Portfolio Trust

Philip Saunders, Jr.    N/A               $142           $27,500
Trustee of
Portfolio Trust

     * The aggregate compensation is provided for the BT Pyramid Mutual Funds which is comprised of 6 funds.

+ Information is provided for the Trust's fiscal year ended December 31, 1997.

** Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.

     *** The compensation is provided for the calendar year ended December 31, 1997.

     As of December 31, 1997, the Trustees and officers of the Trusts and the Fund owned in the aggregate less than 1% of the shares of any fund or the Trust (all series taken together).

                               INVESTMENT ADVISER

Under the terms of the Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust and the Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and SAIs for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

                                  ADMINISTRATOR

Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), FSC performs such sub-administration duties for the Trust and the Portfolio as from time to time may be agreed upon by Bankers Trust and the FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

                          CUSTODIAN AND TRANSFER AGENT

Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as Custodian for the Trust and for the Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Fund's and the Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of the Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                                                     USE OF NAME

The Trust and Bankers Trust have agreed that the Trust may use the letters "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolio. The Trust has acknowledged that the letters "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the letters "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreement and other activities for the Fund and the Portfolio described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as counsel to the Trusts. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Fund and the Portfolio.

                            ORGANIZATION OF THE TRUST

The Trust was organized on February 28, 1992. Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides that liabilities of each series of the Trust (including the Fund) are chargeable only against assets of that series and that a creditor of one series may not seek satisfaction from the assets of another series. The Declaration of Trust also provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability would be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Except as described below, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes proportionately as instructed by Fund shareholders. However, subject to applicable statutory and regulatory requirements, the Fund will not request a vote of its shareholders with respect to any proposal relating to the Portfolio that (a) if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) is identical in all material respects to a proposal that has previously been approved by the Fund's shareholders. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by the Fund's shareholders, will nonetheless be voted on by the Trust Board.
                                    TAXATION

                              TAXATION OF THE FUND

The Fund intends to qualify annually to be treated as a regulated investment company under the Code. To qualify for that treatment, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the "Income Requirement"), (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the issuer's outstanding voting securities and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), and (c) distribute for each taxable year at least 90% of its investment company taxable income (generally consisting of interest, dividends and the excess of net short-term capital gain over net long-term capital loss).

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus any undistributed amount from the prior year.

The Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a regulated investment company. See the next section for a discussion of the tax consequences to the Fund of hedging transactions engaged in by the Portfolio.

The Trust is organized as a Massachusetts business trust, and neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by the Fund in the Portfolio will not cause the Fund to be liable for any income or franchise tax in the State of New York.

                            TAXATION OF THE PORTFOLIO

The Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio will not be subject to federal income tax. Instead, the Fund and other investors in the Portfolio will be required to take into account, in computing their federal income tax liability, their respective shares of the Portfolio's income, gains, losses, deductions and credits, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio also will not be subject to state income or franchise tax.

Because, as noted above, the Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a regulated investment company, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

Distributions received by the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that
(a) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio prior to the distribution,
(b) income or gain will be realized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (c) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (i) the amount of any cash and the basis of any property distributed from the Portfolio to the Fund and (ii) the Fund's share of the Portfolio's losses, if any.

The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses it realizes in connection therewith. Gains from options and futures contracts derived by the Portfolio with respect to its business of investing in securities will qualify as permissible income for the Fund under the Income Requirement.

                                 SALE OF SHARES

Any gain or loss realized by a shareholder on the sale or other disposition of Shares, or on receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss that will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to those Shares.

                            FOREIGN WITHHOLDING TAXES

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by those countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

                                    APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

Aaa- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:

AAA- Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DUFF & PHELPS' LONG-TERM DEBT RATINGS:

===============================================================================

===============================================================================
AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


===============================================================================
AA+           High credit quality.  Protection factors are strong.  Risk is modest but may vary slightly from time to time because of
AA            economic conditions.

AA-
===============================================================================
A+            Protection factors are average but adequate.  However, risk factors are more variable and greater in periods of economic
A             stress.

A-
===============================================================================
BBB+          Below-average protection factors but still considered
              sufficient for prudent investment.  Considerable variability in
BBB           risk during economic cycles.

BBB-
--------------=================================================================
BB+           Below investment grade but deemed likely to meet obligation when due.  Present or prospective financial protection factors
BB            fluctuate according to industry conditions or company
              fortunes.  Overall quality may move up or down frequently
BB-           within this category.


--------------=================================================================

===============================================================================
B+ Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will
B fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for
B- frequent changes in the rating within this category or into a higher or lower rating grade.


===============================================================================
CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


===============================================================================
DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


===============================================================================
DP            Preferred stock with dividend arrearages.


===============================================================================
DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF S&P SHORT-TERM ISSUER CREDIT RATINGS:

A-1 An obligor rated 'A-1' has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 An obligor rated 'A-2' has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated 'A-3' has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

D-1+ Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

DESCRIPTION OF MOODY'S INSURANCE FINANCIAL STRENGTH RATINGS:

AAA

Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

AA

Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A

Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA

Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.





BA

Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations maybe very moderate and thereby not well safeguarded in the future.

B

Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

CAA

Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

CA

Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C

Insurance companies rated C are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Numeric modifiers: Numeric modifiers are used to refer to the ranking within the group -- one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

DESCRIPTION OF S&P CLAIMS PAYING ABILITY RATING DEFINITIONS:

Secure Range:  AAA to BBB

"AAA" Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

"AA" Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

"A" Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

"BBB" Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

Vulnerable Range:  BB to CCC

"BB" Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

"B" Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

"CCC" Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

"R" Regulatory action. As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The "R" rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

     Plus (+) or minus (-) Ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DUFF & PHELPS' CLAIMS PAYING ABILITY RATINGS:

===============================================================================
AAA         Highest claims paying ability.  Risk factors are negligible.
===============================================================================
AA+         Very high claims paying ability.  Protection factors are strong.
            Risk is modest, but may vary slightly over time due to economic
AA          and/or underwriting conditions.

AA-
===============================================================================
A+ High claims paying ability. Protection factors are average and there is an expectation of variability in risk over time due to
A economic and/or underwriting conditions.

A-
===============================================================================
BBB+        Adequate claims paying ability.  Protection factors are
            adequate.  There is considerable variability in risk over time
BBB         due to economic and/or underwriting conditions.

BBB-
===============================================================================
BB+ Uncertain claims paying ability and less than investment grade quality. However, the company is deemed likely to meet these
BB obligations when due. Protection factors will vary widely with changes in economic and/or underwriting conditions.
BB-

===============================================================================
B+ Possessing risk that policyholder and contractholder obligations will not be paid when due. Protection factors will vary widely
B with changes in economic and underwriting conditions or company fortunes.
B-

===============================================================================
CCC There is substantial risk that policyholder and contractholder obligations will not be paid when due. Company has been or is likely to be placed under state insurance department supervision.


===============================================================================
DD          Company is under an order of liquidation.


===============================================================================

DISTRIBUTOR

Edgewood Services, Inc.             BT PYRAMID MUTUAL FUNDS
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

INVESTMENT ADVISER                        BT PRESERVATIONPLUS FUND
                                          INVESTMENT CLASS
Bankers Trust Company                     SERVICE CLASS
130 Liberty Street                              INSTITUTIONAL CLASS
(One Bankers Trust Plaza)                       INSTITUTIONAL SERVICE CLASS
New York, New York 10006

TRANSFER AGENT

Bankers Trust Company
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

CUSTODIAN

Bankers Trust Company                     STATEMENT OF
130 Liberty Street                        ADDITIONAL INFORMATION
(One Bankers Trust Plaza)                    JANUARY 31, 1998
New York, New York 10006

INDEPENDENT ACCOUNTANTS

Ernst & Young LLP
787 Seventh Avenue
New York, NY  10019

LEGAL COUNSEL

Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022-4669

Cusips:
055847842
055847834
055847818
055847826
STAPRVPLUS (1/98)







PART C      OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a)   Financial Statements:
            Incorporated herein by reference to the Annual Report to shareholders of the Fund dated September, 1997, pursuant to Rule 411 under the Securities Act of 1933 (File Nos. 33-45973 and 811-6576).

      (b)   Exhibits:

      (l) (i) Declaration of Trust of the Trust; 5 (ii) Second Amended and Restated Designation of Series; 5 (iii) Third Amended and Restated Designation of Series; 5
            (iv)  Fourth Amended and Restated Establishment and
                           Designation of Series; 5
            (v)   Fifth Amended and Restated Establishment and
                            Designation of Series; 5
            (vi)  Sixth Amended and Restated Establishment and
                            Designation of Series; 6
            (vii) Seventh Amended and Restated Establishment and
                          Designation of Series; 6
            (viii) Eighth Amended and Restated Establishment and
                          Designation of Series; 8
      (2)   By-Laws of the Trust; 5
      (3)   Not Applicable
      (4)   Not Applicable
      (5)   (i)   Conformed Copy of Investment Advisory Agreement; 8
            (ii)  Copy of Exhibit A to Investment Advisory Agreement; 8
      (6)   (i)   Copy of Distributor's Contract; 8
            (ii) Conformed Copy of Exhibit A to the Distributor's Contract; 8
            (iii) Schedule A of Exhibit A to the Distributor's
                  Contract; 8
            (iv)  Exhibit B to the Distributor's Contract; 8
            (v) Schedule A of Exhibit B to the Distributor's Contract; 8 (vi) Copy of Schedule A of Exhibit B to the Distributor's
                  Contract; +
      (7)   Not Applicable

-----------------------------------
+ All exhibits have been filed electronically.

5. Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement as filed with the Commission on July 31, 1995.

6. Incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement as filed with the Commission on September 27, 1996.

8. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 25, 1997.

      (8) (i) Conformed copy of Custodian Agreement between the Registrant and Bankers Trust Company; 11
            (ii) Conformed copy of Amendment #1 to Exhibit A to the Custodian Agreement between the Registrant and Bankers
                  Trust Company; +
      (9)   Administration and Services Agreement; 3
            (i)   Exhibit D to the Administration and Services Agreement; 10
            (ii)  Copy of Shareholder Services Plan for BT
                  PreservationPlus Fund; 10
            (iii) Conformed copy of Agreement to Provide Shareholder
                  Services for BT PreservationPlus Fund; +
      (10)  Conformed Copy of Opinion and Consent of Kirkpatrick &
            Lockhart LLP, with respect to BT RetirementPlus Fund; 8

-----------------------------------
+ All exhibits have been filed electronically.

3. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement as filed with the Commission on April 30, 1993.

8. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 25, 1997.

10. Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement as filed with the Commission on June 26, 1997.

11. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement as filed with the Commission July 1, 1997.

      (11) Conformed copies of Consents of Independent Accountants; + (12) Not Applicable
      (13)  Investment representation letters of initial shareholders of the Trust; 1
      (14)  Not Applicable
      (15) (i) Copy of Distribution and Service Plan; 9
            (ii)  Copy of Schedule of Fees under the Distribution and
                     Service Plan; 9
      (16)  Schedule for computation of Fund Performance; 1
      (17)  (i)   Copy of Financial Data Schedule, BT Investment Limited
                  Term U.S. Government Securities Fund and BT Investment
                  Equity Appreciation Fund; 7
            (ii)  Copy of Financial Data Schedule, BT Investment Equity
                  500 Index Fund and BT Investment Money Market Fund; 9
            (iii) Copy of Financial Data Schedule, BT Institutional
                  Asset Management Fund; 11
            (iv)  Copy of Financial Data Schedule, BT Investment Limited
                  Term U.S. Government Securities Fund; +
            (v)   Copy of Financial Data Schedule, BT Investment Equity
                  Appreciation Fund; +
      (18)  (i)   Multiple Class Expense Allocation Plan Adopted
                  Pursuant of Rule 18f-3; 8
            (ii)  Revised Multiple Class Expense Allocation Plan Adopted
                  Pursuant to Rule 18f-3; +
      (19) Conformed copies of Power of Attorney of Registrant 9

ITEM 25. Persons Controlled by or Under Common Control with Registrant:

      Not Applicable

ITEM 26. Number of Holders of Securities.

Title of Class                            Number of Record Holders
                                          as of December 31, 1997

BT Investment Money Market Fund                 412
BT Investment Limited Term U.S.
      Government Securities Fund                231
BT Investment Equity 500 Index Fund             1347
BT Institutional Asset Management Fund          28
BT Investment Equity Appreciation Fund
            Advisor Class                       0
            Investment Class                    20
BT RetirementPlus Fund
            Investor Class Shares               0
            Institutional Class Shares          0

ITEM 27. Indemnification; 8
-----------------------------------
+ All exhibits have been filed electronically.

1. Incorporated by reference herein to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Commission on June 9, 1992.

7. Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement as filed with the Commission on January 30, 1997.

8. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 25, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement as filed with the Commission on March 17, 1997.

11. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement as filed with the Commission July 1, 1997.

ITEM 28. Business and Other Connections of Investment Adviser:

Bankers Trust serves as investment adviser to the Fund's Portfolio. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market. To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust New York Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust Company, 130 Liberty Street, New York, New York 10006.

George B. Beitzel, International Business Machines Corporation, Old Orchard Road, Armonk, NY 10504. Director, Bankers Trust Company; Retired senior vice president and Director, International Business machines Corporation; Director, Computer Task Group; Director, Phillips Petroleum Company; Director, Caliber Systems, Inc. (formerly, Roadway Services Inc.); Director, Rohm and Haas Company; Director, TIG Holdings; Chairman emeritus of Amherst College; and Chairman of the Colonial Willimsburg Foundation.

Richard H. Daniel, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Vice chairman and chief financial officer, Bankers Trust Company and Bankers Trust New York Corporation; Beneficial owner, general partner, Daniel Brothers, Daniel Lingo & Assoc., Daniel Pelt & Assoc.; Beneficial owner, Rhea C. Daniel Trust.

Philip A. Griffiths, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Institute for Advanced Study; Director, Bankers Trust Company; Chairman, Committee on Science, Engineering and Public Policy of the National Academies of Sciences and Engineering & the Institute of Medicine; and Chairman and member, Nominations Committee and Committee on Science and Engineering Indicators, National Science Board; Trustee, North Carolina School of Science and Mathematics and the Woodward Academy.

     William R. Howell, J.C. Penney Company, Inc., P.O. Box 10001, Plano, TX 75301-0001. Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Company; Director, Exxon Corporation; Director, Halliburton Company; Director, Warner-Lambert Corporation; Director, The Williams Companies, Inc.; and Director, National Retail Federation.

Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP; Director, Bankers Trust Company; Director, American Express Company; Director, Dow-Jones, Inc.; Director, J.C. Penney Company, Inc.; Director, Revlon Group Incorporated; Director, Ryder System, Inc.; Director, Sara Lee Corporation; Director, Union Carbide Corporation; Director, Xerox Corporation; Trustee, Brookings Institution; Trustee, The Ford Foundation; and Trustee, Howard University.

David Marshall, 130 Liberty Street, New York, New York 10006. Chief Information Officer and Executive Vice President, Bankers Trust New York Corporation; Senior Managing Director, Bankers Trust Company.

Hamish Maxwell, Philip Morris Companies Inc., 120 Park Avenue, New York, NY 10006. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc.; Director, Bankers Trust Company; Director, The News Corporation Limited; Director, Sola International Inc.; and Chairman, WWP Group pic.

Frank N. Newman, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board, Chief Executive Officer and President, Bankers Trust New York Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director, Dow-Jones, Inc.; and Director, Carnegie Hall.

     N.J. Nicholas Jr., 745 Fifth Avenue, New York, NY 10020. Director, Bankers Trust Company; Director, Boston Scientific Corporation; and Director, Xerox Corporation.

Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer of The Palmer Group; Director, Bankers Trust Company; Director, Allied-Signal Inc.; Director, Federal Home Loan Mortgage Corporation; Director, GTE Corporation; Director, The May Department Stores Company; Director, Safeguard Scientifics, Inc.; and Trustee, University of Pennsylvania.

Donald L. Staheli, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board and Chief Executive Officer, Continental Grain Company; Director, Bankers Trust Company; Director, ContiFinancial Corporation; Director, Prudential Life Insurance Company of America; Director, Fresenius Medical Care, A.g.; Director, America-China Society; Director, National Committee on United States-China Relations; Director, New York City Partnership; Chairman, U.S.-China Business Council; Chairman, Council on Foreign Relations; Chairman, National Advisor Council of Brigham Young University's Marriott School of Management; Vice Chairman, The Points of Light Foundation; and Trustee, American Graduate School of International Management.

Patricia Carry Stewart, c/o Office of the Secretary, 130 Liberty Street, New York, NY 10006. Director, Bankers Trust Company; Director, CVS Corporation; Director, Community Foundation for Palm Beach and Martin Counties; Trustee Emerita, Cornell University.

George J. Vojta, Bankers Trust Company, 130 Liberty Street, New York, NY 10006. Vice Chairman, Bankers Trust New York Corporation and Bankers Trust Company; Director, bankers Trust Company; Director; Alicorp S.A.; Director; Northwest Airlines; Director, Private Export Funding Corp.; Director, New York State Banking Board; Director, St. Lukes-Roosevelt Hospital Center; Partner, New York City Partnership; and Chairman, Wharton Financial Services Center.

Paul A. Volcker, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Bankers Trust Company; Director, American Stock Exchange; Director, Nestle S.A.; Director, Prudential Insurance Company; Director, UAL Corporation; Chairman, Group of 30; North American Chairman, Trilateral Commission; Co-Chairman, Bretton Woods Committee; Co-Chairman, U.S./Hong Kong Economic Cooperation Committee; Director, American Council on Germany; Director, Aspen Institute; Director, Council on Foreign Relations; Director, The Japan Society; and Trustee, The American Assembly.

Melvin A. Yellin, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Senior Managing Director and General Counsel of Bankers Trust New York Corporation and Bankers Trust Company; Director, 1136 Tenants Corporation; and Director, ABA Securities Association.

Item 29.    Principal Underwriters:

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Deutsche Portfolios, FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices         Positions and
                                                            Offices With
 Business Address                With Distributor            Registrant
Lawrence Caracciolo           Director, President,                --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue        Director,                           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt             Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes              Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779



Ernest L. Linane              Assistant Vice President,           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan              Secretary,                          --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                Assistant Secretary,                --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.        Treasurer,                          --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

(c)   None

ITEM 30. Location of Accounts and Records:

BT Pyramid Mutual Funds             Federated Investors Tower
(Registrant)                        Pittsburgh, PA 15222-3779

Bankers Trust Company:              130 Liberty Street
                                    New York, NY 10006
(Custodian, Investment Adviser
and Administrator)

Investors Fiduciary Trust Company:  127 West 10th Street,
(Transfer Agent and Dividend        Kansas City, MO 64105.
Disbursing Agent)

Edgewood Services, Inc.:       Clearing Operations, P.O. Box 897, (Distributor)
                               Pittsburgh, PA 15230-0897.

ITEM 31. Management Services:
            Not Applicable


ITEM 32. Undertakings

      The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

      If the information called for by Item 5A of Form N-lA is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

      Registrant hereby undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of Registrant's Post- Effective Amendment No. 17.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, BT PYRAMID MUTUAL FUNDS certifies that it meets all of the requirements for effectiveness of this Amendment to its registration Statement pursuant to Rule 485(b) under the Securities act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 28th day of January, 1998.

                             BT PYRAMID MUTUAL FUNDS

                              By: /s/ Jay S. Neuman
                            Jay S. Neuman, Secretary
                                January 28, 1998

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                          TITLE                   DATE

By:   /s/ Jay S. Neuman       Attorney in Fact        January 28, 1998
      Jay S. Neuman           For the Persons
      SECRETARY               Listed Below


/s/RONALD M. PETNUCH*         President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                              Principal Financial and Accounting
                              Officer)

/s/HARRY VAN BENSCHOTEN*      Trustee
Harry Van Benschoten

/s/MARTIN J. GRUBER*          Trustee
Martin J. Gruber

/s/ KELVIN J. LANCASTER*      Trustee
Kelvin J. Lancaster


* By Power of Attorney

      SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO has duly caused this Post-Effective amendment No. 19 to the Registration Statement on Form N-1A of BT Pyramid Mutual Funds to be signed on its behalf by the undersigned thereto authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 28th day of January, 1998.

             SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

                              By: /s/ Jay S. Neuman
                            Jay S. Neuman, Secretary
                                January 28, 1998

     This Post-Effective amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:


NAME                          TITLE                   DATE

By:   /s/ Jay S. Neuman       Attorney in Fact        January 28, 1998
      Jay S. Neuman           For the Persons
      SECRETARY               Listed Below


/s/RONALD M. PETNUCH*         President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                              Principal Financial and Accounting
                              Officer)

/s/CHARLES P. BIGGAR*         Trustee
Charles P. Biggar

/s/S. LELAND DILL*            Trustee
S. Leland Dill

/s/PHILIP SAUNDERS, JR.*      Trustee
Philip Saunders, Jr.

* By Power of Attorney

      BT INVESTMENT PORTFOLIOS has duly caused this Post-Effective amendment No. 19 to the Registration Statement on Form N-1A of BT Pyramid Mutual Funds to be signed on its behalf by the undersigned thereto authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 28th day of January, 1998.

                            BT INVESTMENT PORTFOLIOS

                              By: /s/ Jay S. Neuman
                            Jay S. Neuman, Secretary
                                January 28, 1998

     This Post-Effective amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:


NAME                          TITLE                   DATE

By:   /s/ Jay S. Neuman       Attorney in Fact        January 28, 1998
      Jay S. Neuman           For the Persons
      SECRETARY               Listed Below


/s/RONALD M. PETNUCH*         President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                              Principal Financial and Accounting
                              Officer)

/s/CHARLES P. BIGGAR*         Trustee
Charles P. Biggar

/s/S. LELAND DILL*            Trustee
S. Leland Dill

/s/PHILIP SAUNDERS, JR.*      Trustee
Philip Saunders, Jr.

* By Power of Attorney